UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-04409
Eaton Vance Municipals Trust
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
August 31
Date of Fiscal Year End
August 31, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

EDUCATION

Annual Report August 31, 2009

EATON VANCE MUNICIPALS TRUST

Alabama

Arkansas

Georgia

Kentucky

Louisiana

Maryland

Missouri

North Carolina

Oregon

South Carolina

Tennessee

Virginia

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Municipals Funds as of August 31, 2009

Management’s Discussion of Fund Performance	2

Performance Information and Portfolio Composition
Alabama	4
Arkansas	6
Georgia	8
Kentucky	10
Louisiana	12
Maryland	14
Missouri	16
North Carolina	18
Oregon	20
South Carolina	22
Tennessee	24
Virginia	26

Fund Expenses	28

Financial Statements	35

Federal Tax Information	146

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	147

Management and Organization	151

Eaton Vance Municipals Funds as of August 31, 2009
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
Economic and Market Conditions
During the year ending August 31, 2009, the U.S. economy and the capital markets underwent the worst upheaval since the Great Depression, followed by a much-needed period of stabilization during which asset prices rallied. The U.S. economy contracted in all four quarters of the fiscal period from August 31, 2008, through August 31, 2009. According to the U.S. Department of Commerce, the economy declined at annualized rates of 2.7% and 5.4% in the third and fourth quarters of 2008, respectively, and at annualized rates of 6.4% and 1.0% in the first and second quarters of 2009, respectively.
In the first half of the period, the capital markets were shaken by unprecedented events. In September 2008, the federal government took control of federally chartered mortgage giants Fannie Mae and Freddie Mac. During the same month, Lehman Brothers filed for bankruptcy protection; Bank of America announced its acquisition of Merrill Lynch; and Goldman Sachs and Morgan Stanley petitioned the U.S. Federal Reserve (the Fed) to become bank holding companies, a step that brings greater regulation but also easier access to credit. These actions, in conjunction with the announcement of Bear Stearns’ acquisition by JPMorgan Chase in March 2008, drastically redefined the Wall Street landscape. In addition to the independent Wall Street brokerages, the banking sector witnessed the failure of Washington Mutual and the sale of Wachovia. In the insurance sector, the federal government provided more than $150 billion in loans to help stabilize American International Group (AIG).
After reaching a low for the period in mid-Decem-ber, the fixed-income markets began to improve. In January 2009, the Obama administration’s massive spending proposals served as a catalyst for optimism. A gradual upturn in the housing market was bolstered by historically low mortgage rates, an $8,000 tax credit for first-time home buyers that was part of President Obama’s stimulus legislation and a plethora of distressed properties on the market. Unemployment, on the other hand, rose to 9.7% in August 2009 from 6.2% in August 2008.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
On February 17, 2009, President Obama signed a historic $787 billion stimulus program into law and outlined a $50 billion foreclosure rescue plan. These programs followed the $700 billion financial institution rescue legislation passed last fall. The Fed lowered the federal funds rate to a range of 0.0% to 0.25% from 2.00% as of August 31, 2008, and, in the first half of the period, took extraordinary action through a variety of innovative lending techniques in an attempt to ease the credit crisis.
During the year ending August 31, 2009, municipals continued the rally that had begun in mid-December 2008, posting a positive return for the period. The Barclays Capital Municipal Bond Index (the Index)—a broad-based, unmanaged index of municipal bonds—gained 5.67%.1
Management Discussion
Despite outperforming the Index in the second half of the period, the Funds’ underperformance in the first half caused them to lag the Index for the fiscal year as a whole. Management believes that much of the Funds’ underperformance in the first half of the year can be attributed to the shift of capital into shorter-maturity bonds, a result of the broader-based credit crisis during that period. The Funds are actively managed, with an investment style that focuses on income, longer call protection and longer maturities. In addition, management has historically used Treasury futures to seek to offset interest-rate volatility associated with investing in longer-maturity municipal bonds. Investors’ flight to quality in 2008 pushed Treasury yields to historic lows, which also hurt the Funds’ performance during the first half of the fiscal year.
In the second half of the fiscal year, the municipal market witnessed a significant rebound as headline risk abated, demand returned from investors who had sought the relative safety of Treasury bonds in 2008, and cautious optimism spread on signs of a mildly improving economy. The renewed appetite for municipal bonds was buoyed by provisions in the American Recovery and Reinvestment Act of 2009 aimed at sup-

[1]	It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Funds’ current or future investments and may change due to active management.

Eaton Vance Municipals Funds as of August 31, 2009
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
porting the municipal market. The new Build America Bonds Program gave municipal issuers access to the taxable debt markets, lowering their net borrowing costs and reducing the supply of traditional tax-exempt bonds. The federal stimulus program also provided direct cash subsidies to municipalities that were facing record budget deficits. The result of these events during the second half of the period was a dramatic rally for the sector as yields fell and prices rose across the yield curve.
The Funds invest primarily in bonds with stated maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds. While the price declines experienced by municipals in 2008 were most pronounced on the long end of the yield curve, longer-maturity bonds outperformed shorter maturities during the first half of 2009, thus providing the basis for much of the Funds’ underperformance and outperformance relative to the Index in the first and second halves of the period, respectively. Similarly, higher allocations to revenue bonds hurt in the first half but later helped in the second half as general obligation bonds performed better in 2008 and worse in 2009.
Management employed leverage in some of the Funds, through which additional exposure to the municipal market was achieved. Leverage has the impact of enhancing returns during up markets while exacerbating performance on the downside.1
As we move ahead, we recognize that many state governments, particularly California, face significant budget deficits that are driven primarily by a steep decline in tax revenues. We will continue to monitor any new developments as state legislatures formulate solutions to address these fiscal problems. As in all environments, we maintain our long-term perspective on the markets against the backdrop of relatively short periods of market volatility. We will continue to actively manage municipals in this environment — like in all others — with the same income-focused, relative value approach we have always employed. We believe that this approach, which is based on careful credit research and decades of experience in the municipal market, has served municipal investors well over the long term.

[1]	Certain Funds employ residual interest bond (RIB) financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value). See Note 1l to the financial statements for more information on RIB investments.

Effective December 1, 2009, each Fund’s name will be changed to “Eaton Vance [State] Municipal Income Fund.”

Eaton Vance Alabama Municipals Fund as of August 31, 2009
PERFORMANCE INFORMATION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds, and the Barclays Capital Long (22+) Municipal Bond Index, the long bond component of the Barclays Capital Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Barclays Capital Municipal Bond Index and the Barclays Capital Long (22+) Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	ETALX	EVALX	ECALX	EIALX

Average Annual Total Returns (at net asset value)
One Year	4.19%	3.56%	3.55%	4.51%
Five Years	3.44	2.71	N.A.	N.A.
Ten Years	4.62	3.86	N.A.	N.A.
Life of Fund†	4.38	4.50	2.09	6.84
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.81%	-1.42%	2.56%	4.51%
Five Years	2.43	2.37	N.A.	N.A.
Ten Years	4.11	3.86	N.A.	N.A.
Life of Fund†	4.06	4.50	2.09	6.84

†	Inception dates: Class A: 12/7/93; Class B: 5/1/92; Class C: 3/21/06; Class I: 3/3/08

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	0.87%	1.63%	1.62%	0.67%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.29%	3.57%	3.57%	4.48%
Taxable-Equivalent Distribution Rate[3,4]	6.95	5.78	5.78	7.26
SEC 30-day Yield[5]	3.61	3.05	3.05	3.99
Taxable-Equivalent SEC 30-day Yield[4,5]	5.85	4.94	4.94	6.46
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	5.67%	3.34%
Five Years	4.15	3.72
Ten Years	5.40	5.54

Lipper Averages[7] (Average Annual Total Returns) Lipper Other States Municipal Debt Funds Classification
One Year		3.29%
Five Years		2.88
Ten Years		4.15
Portfolio Manager: William H. Ahern, Jr., CFA

*	Source: Lipper, Inc. Class B of the Fund commenced investment operations on 5/1/92.

A $10,000 hypothetical investment at net asset value in Class A, Class C and Class I on 8/31/99, 3/21/06 (commencement of operations) and 3/3/08 (commencement of operations), respectively, would have been valued at $15,713 ($14,967 at the maximum offering price), $10,739 and $11,040, respectively, on 8/31/09. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered to certain investors at net asset value. [2] Source: Prospectus dated 1/1/09. Includes interest expense of 0.11% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. [4] Taxable-equivalent figures assume a maximum 38.25% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 138, 121 and 111 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Alabama Municipals Fund as of August 31, 2009
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1l to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 8/31/09, is as follows, and the average rating is A+.

AAA	26.5%
AA	21.1%
A	31.3%
BBB	9.5%
B	0.9%
CCC	0.9%
Not Rated	9.8%
Fund Statistics2

• Number of Issues:	60
• Average Maturity:	21.0 years
• Average Effective Maturity:	12.8 years
• Average Call Protection:	6.8 years
• Average Dollar Price:	$98.09
• RIB Leverage[3]:	2.3%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1l to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of RIB Floating Rate Notes outstanding at 8/31/09 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance Arkansas Municipals Fund as of August 31, 2009
PERFORMANCE INFORMATION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds, and the Barclays Capital Long (22+) Municipal Bond Index, the long bond component of the Barclays Capital Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Barclays Capital Municipal Bond Index and the Barclays Capital Long (22+) Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class B	Class C
Share Class Symbol	ETARX	EVARX	ECARX

Average Annual Total Returns (at net asset value)
One Year	1.55%	0.80%	0.80%
Five Years	2.43	1.70	N.A.
Ten Years	4.18	3.42	N.A.
Life of Fund†	4.17	4.09	0.71
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-3.30%	-4.04%	-0.17%
Five Years	1.44	1.36	N.A.
Ten Years	3.68	3.42	N.A.
Life of Fund†	3.84	4.09	0.71

†	Inception dates: Class A: 2/9/94; Class B: 10/2/92; Class C: 4/28/06

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	0.90%	1.64%	1.66%

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate[3]	4.22%	3.48%	3.48%
Taxable-Equivalent Distribution Rate[3,4]	6.98	5.76	5.76
SEC 30-day Yield[5]	3.78	3.23	3.22
Taxable-Equivalent SEC 30-day Yield[4,5]	6.25	5.34	5.33
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	5.67%	3.34%
Five Years	4.15	3.72
Ten Years	5.40	5.54

Lipper Averages[7] (Average Annual Total Returns) Lipper Other States Municipal Debt Funds Classification
One Year		3.29%
Five Years		2.88
Ten Years		4.15
Portfolio Manager: Adam A. Weigold, CFA

*	Source: Lipper, Inc. Class B of the Fund commenced investment operations on 10/2/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 8/31/99 and 4/28/06 (commencement of operations), respectively, would have been valued at $15,071 ($14,355 at the maximum offering price) and $10,241, respectively, on 8/31/09. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. [2] Source: Prospectus dated 1/1/09. Includes interest expense of 0.14% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. [4] Taxable-equivalent figures assume a maximum 39.55% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 138, 121 and 111 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Arkansas Municipals Fund as of August 31, 2009
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1l to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 8/31/09, is as follows, and the average rating is A+.

AAA	15.0%
AA	28.7%
A	35.0%
BBB	7.8%
BB	0.6%
B	1.0%
CCC	0.8%
Not Rated	11.1%
Fund Statistics2

• Number of Issues:	86
• Average Maturity:	20.6 years
• Average Effective Maturity:	14.6 years
• Average Call Protection:	8.3 years
• Average Dollar Price:	$94.25
• RIB Leverage[3]:	0.9%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1l to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of RIB Floating Rate Notes outstanding at 8/31/09 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance Georgia Municipals Fund as of August 31, 2009
PERFORMANCE INFORMATION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds, and the Barclays Capital Long (22+) Municipal Bond Index, the long bond component of the Barclays Capital Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Barclays Capital Municipal Bond Index and the Barclays Capital Long (22+) Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	ETGAX	EVGAX	ECGAX	EIGAX

Average Annual Total Returns (at net asset value)
One Year	2.30%	1.45%	1.56%	2.51%
Five Years	2.44	1.68	N.A.	N.A.
Ten Years	4.37	3.60	N.A.	N.A.
Life of Fund†	3.95	4.00	0.97	6.12
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-2.61%	-3.41%	0.59%	2.51%
Five Years	1.45	1.35	N.A.	N.A.
Ten Years	3.87	3.60	N.A.	N.A.
Life of Fund†	3.62	4.00	0.97	6.12

†	Inception dates: Class A: 12/7/93; Class B: 12/23/91; Class C: 4/25/06; Class I: 3/3/08

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	0.98%	1.73%	1.74%	0.79%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.54%	3.82%	3.83%	4.73%
Taxable-Equivalent Distribution Rate[3,4]	7.43	6.25	6.27	7.74
SEC 30-day Yield[5]	4.17	3.64	3.64	4.58
Taxable-Equivalent SEC 30-day Yield[4,5]	6.82	5.96	5.96	7.50
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	5.67%	3.34%
Five Years	4.15	3.72
Ten Years	5.40	5.54

Lipper Averages[7] (Average Annual Total Returns) Lipper Georgia Municipal Debt Funds Classification
One Year		3.61%
Five Years		2.88
Ten Years		4.36
Portfolio Manager: Adam A. Weigold, CFA

*	Source: Lipper, Inc. Class B of the Fund commenced investment operations on 12/23/91.

A $10,000 hypothetical investment at net asset value in Class A, Class C and Class I on 8/31/99, 4/25/06 (commencement of operations) and 3/3/08 (commencement of operations), respectively, would have been valued at $15,350 ($14,621 at the maximum offering price), $10,329 and $10,929, respectively, on 8/31/09. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered to certain investors at net asset value. [2] Source: Prospectus dated 1/1/09. Includes interest expense of 0.21% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. [4] Taxable-equivalent figures assume a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Georgia Municipal Debt Funds Classification contained 19, 16 and 14 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Georgia Municipals Fund as of August 31, 2009
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1l to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 8/31/09, is as follows, and the average rating is AA-.

AAA	28.0%
AA	34.4%
A	27.6%
BBB	7.2%
BB	0.4%
B	0.8%
CCC	0.7%
Not Rated	0.9%
Fund Statistics2

• Number of Issues:	85
• Average Maturity:	22.0 years
• Average Effective Maturity:	14.2 years
• Average Call Protection:	9.4 years
• Average Dollar Price:	$100.13
• RIB Leverage[3]:	8.6%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1l to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of RIB Floating Rate Notes outstanding at 8/31/09 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance Kentucky Municipals Fund as of August 31, 2009
PERFORMANCE INFORMATION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds, and the Barclays Capital Long (22+) Municipal Bond Index, the long bond component of the Barclays Capital Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Barclays Capital Municipal Bond Index and the Barclays Capital Long (22+) Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class B	Class C
Share Class Symbol	ETKYX	EVKYX	ECKYX

Average Annual Total Returns (at net asset value)
One Year	2.44%	1.60%	1.71%
Five Years	2.46	1.72	N.A.
Ten Years	3.69	2.95	N.A.
Life of Fund†	3.83	3.93	1.08
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-2.44%	-3.28%	0.73%
Five Years	1.48	1.38	N.A.
Ten Years	3.19	2.95	N.A.
Life of Fund†	3.51	3.93	1.08

†	Inception dates: Class A: 12/7/93; Class B: 12/23/91; Class C: 3/23/06

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	0.80%	1.55%	1.55%

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate[3]	4.45%	3.71%	3.71%
Taxable-Equivalent Distribution Rate[3,4]	7.28	6.07	6.07
SEC 30-day Yield[5]	3.92	3.37	3.36
Taxable-Equivalent SEC 30-day Yield[4,5]	6.42	5.52	5.50
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	5.67%	3.34%
Five Years	4.15	3.72
Ten Years	5.40	5.54

Lipper Averages[7] (Average Annual Total Returns) Lipper Other States Municipal Debt Funds Classification
One Year		3.29%
Five Years		2.88
Ten Years		4.15
Portfolio Manager: Adam A. Weigold, CFA

*	Source: Lipper, Inc. Class B of the Fund commenced investment operations on 12/23/91.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 8/31/99 and 3/23/06 (commencement of operations), respectively, would have been valued at $14,373 ($13,690 at the maximum offering price) and $10,378, respectively, on 8/31/09. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. [2] Source: Prospectus dated 1/1/09. Includes interest expense of 0.03% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. [4] Taxable-equivalent figures assume a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 138, 121 and 111 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Kentucky Municipals Fund as of August 31, 2009
PORTFOLIO COMPOSITION
Rating Distribution1
By total investments

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.
Fund Statistics

• Number of Issues:	54
• Average Maturity:	19.0 years
• Average Effective Maturity:	13.7 years
• Average Call Protection:	7.0 years
• Average Dollar Price:	$91.35

Eaton Vance Louisiana Municipals Fund as of August 31, 2009
PERFORMANCE INFORMATION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds, and the Barclays Capital Long (22+) Municipal Bond Index, the long bond component of the Barclays Capital Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Barclays Capital Municipal Bond Index and the Barclays Capital Long (22+) Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class B	Class C
Share Class Symbol	ETLAX	EVLAX	ELACX

Average Annual Total Returns (at net asset value)
One Year	2.85%	2.18%	2.18%
Five Years	2.82	2.09	N.A.
Ten Years	4.57	3.81	N.A.
Life of Fund†	4.33	4.22	-0.20
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-2.06%	-2.71%	1.20%
Five Years	1.83	1.76	N.A.
Ten Years	4.06	3.81	N.A.
Life of Fund†	4.00	4.22	-0.20

†	Inception dates: Class A: 2/14/94; Class B: 10/2/92; Class C: 12/4/07

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	0.87%	1.62%	1.62%

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate[3]	4.68%	3.97%	3.96%
Taxable-Equivalent Distribution Rate[3,4]	7.66	6.50	6.48
SEC 30-day Yield[5]	4.63	4.13	4.13
Taxable-Equivalent SEC 30-day Yield[4,5]	7.58	6.76	6.76
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	5.67%	3.34%
Five Years	4.15	3.72
Ten Years	5.40	5.54

Lipper Averages[7] (Average Annual Total Returns) Lipper Other States Municipal Debt Funds Classification

One Year		3.29%
Five Years		2.88
Ten Years		4.15
Portfolio Manager: Robert B. MacIntosh, CFA

*	Source: Lipper, Inc. Class B of the Fund commenced investment operations on 10/2/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 8/31/99 and 12/4/07 (commencement of operations), respectively, would have been valued at $15,633 ($14,890 at the maximum offering price) and $9,966, respectively, on 8/31/09. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. [2] Source: Prospectus dated 1/1/09. Includes interest expense of 0.15% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. [4] Taxable-equivalent figures assume a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 138, 121 and 111 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Louisiana Municipals Fund as of August 31, 2009
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1l to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 8/31/09, is as follows, and the average rating is AA-.

AAA	40.9%
AA	9.0%
A	20.1%
BBB	20.9%
BB	0.9%
Not Rated	8.2%
Fund Statistics2

• Number of Issues:	53
• Average Maturity:	24.3 years
• Average Effective Maturity:	19.1 years
• Average Call Protection:	7.4 years
• Average Dollar Price:	$92.24
• RIB Leverage[3]:	0.7%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1l to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of RIB Floating Rate Notes outstanding at 8/31/09 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance Maryland Municipals Fund as of August 31, 2009
PERFORMANCE INFORMATION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds, and the Barclays Capital Long (22+) Municipal Bond Index, the long bond component of the Barclays Capital Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Barclays Capital Municipal Bond Index and the Barclays Capital Long (22+) Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	ETMDX	EVMYX	ECMDX	EIMDX

Average Annual Total Returns (at net asset value)
One Year	2.43%	1.76%	1.65%	2.75%
Five Years	2.84	2.11	N.A.	N.A.
Ten Years	4.17	3.39	N.A.	N.A.
Life of Fund†	3.97	4.08	1.23	5.88
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-2.40%	-3.12%	0.68%	2.75%
Five Years	1.85	1.78	N.A.	N.A.
Ten Years	3.66	3.39	N.A.	N.A.
Life of Fund†	3.65	4.08	1.23	5.88

†	Inception dates: Class A: 12/10/93; Class B: 2/3/92; Class C: 5/2/06; Class I: 3/3/08

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	1.00%	1.75%	1.76%	0.81%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.50%	3.78%	3.78%	4.68%
Taxable-Equivalent Distribution Rate[3,4]	7.38	6.20	6.20	7.68
SEC 30-day Yield[5]	4.10	3.56	3.56	4.50
Taxable-Equivalent SEC 30-day Yield[4,5]	6.73	5.84	5.84	7.38
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	5.67%	3.34%
Five Years	4.15	3.72
Ten Years	5.40	5.54

Lipper Averages[7] (Average Annual Total Returns) Lipper Maryland Municipal Debt Funds Classification

One Year		2.97%
Five Years		2.82
Ten Years		4.26
Portfolio Manager: Craig R. Brandon, CFA

*	Source: Lipper, Inc. Class B of the Fund commenced investment operations on 2/3/92.

A $10,000 hypothetical investment at net asset value in Class A, Class C and Class I on 8/31/99, 5/2/06 (commencement of operations) and 3/3/08 (commencement of operations), respectively, would have been valued at $15,048 ($14,333 at the maximum offering price), $10,415 and $10,893, respectively, on 8/31/09. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered to certain investors at net asset value. [2] Source: Prospectus dated 1/1/09. Includes interest expense of 0.23% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. [4] Taxable-equivalent figures assume a maximum 39.06% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Maryland Municipal Debt Funds Classification contained 33, 25 and 19 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Maryland Municipals Fund as of August 31, 2009
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1l to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 8/31/09, is as follows, and the average rating is A+.

AAA	24.0%
AA	23.0%
A	32.4%
BBB	10.7%
Not Rated	9.9%
Fund Statistics2

• Number of Issues:	80
• Average Maturity:	22.4 years
• Average Effective Maturity:	14.8 years
• Average Call Protection:	7.8 years
• Average Dollar Price:	$97.84
• RIB Leverage[3]:	4.1%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1l to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of RIB Floating Rate Notes outstanding at 8/31/09 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance Missouri Municipals Fund as of August 31, 2009
PERFORMANCE INFORMATION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds, and the Barclays Capital Long (22+) Municipal Bond Index, the long bond component of the Barclays Capital Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Barclays Capital Municipal Bond Index and the Barclays Capital Long (22+) Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class B	Class C
Share Class Symbol	ETMOX	EVMOX	ECMOX

Average Annual Total Returns (at net asset value)
One Year	1.41%	0.64%	0.64%
Five Years	2.35	1.63	N.A.
Ten Years	4.32	3.55	N.A.
Life of Fund†	4.33	4.50	0.59
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-3.43%	-4.21%	-0.33%
Five Years	1.37	1.29	N.A.
Ten Years	3.82	3.55	N.A.
Life of Fund†	4.01	4.50	0.59

†	Inception dates: Class A: 12/7/93; Class B: 5/1/92; Class C: 2/16/06

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	0.84%	1.59%	1.60%

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate[3]	3.98%	3.24%	3.24%
Taxable-Equivalent Distribution Rate[3,4]	6.51	5.30	5.30
SEC 30-day Yield[5]	3.81	3.26	3.26
Taxable-Equivalent SEC 30-day Yield[4,5]	6.24	5.34	5.34
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	5.67%	3.34%
Five Years	4.15	3.72
Ten Years	5.40	5.54

Lipper Averages[7] (Average Annual Total Returns) Lipper Missouri Municipal Debt Funds Classification
One Year		2.76%
Five Years		2.76
Ten Years		4.25
Portfolio Manager: Cynthia J. Clemson

*	Source: Lipper, Inc. Class B of the Fund commenced investment operations on 5/1/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 8/31/99 and 2/16/06 (commencement of operations), respectively, would have been valued at $15,271 ($14,546 at the maximum offering price) and $10,210, respectively, on 8/31/09. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. [2] Source: Prospectus dated 1/1/09. Includes interest expense of 0.08% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. [4] Taxable-equivalent figures assume a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Missouri Municipal Debt Funds Classification contained 14, 12 and 11 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Missouri Municipals Fund as of August 31, 2009
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1l to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 8/31/09, is as follows, and the average rating is AA-.

AAA	31.9%
AA	31.2%
A	20.5%
BBB	8.6%
B	1.0%
Not Rated	6.8%
Fund Statistics2

• Number of Issues:	92
• Average Maturity:	19.2 years
• Average Effective Maturity:	12.7 years
• Average Call Protection:	8.5 years
• Average Dollar Price:	$ 94.95
• RIB Leverage[3]:	1.8%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1l to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of RIB Floating Rate Notes outstanding at 8/31/09 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance North Carolina Municipals Fund as of August 31, 2009
PERFORMANCE INFORMATION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds, and the Barclays Capital Long (22+) Municipal Bond Index, the long bond component of the Barclays Capital Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Barclays Capital Municipal Bond Index and the Barclays Capital Long (22+) Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	ETNCX	EVNCX	ECNCX	EINCX

Average Annual Total Returns (at net asset value)
One Year	4.99%	4.30%	4.30%	5.32%
Five Years	3.24	2.51	N.A.	N.A.
Ten Years	4.27	3.51	N.A.	N.A.
Life of Fund†	4.09	4.17	2.43	7.34
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	0.00%	-0.70%	3.30%	5.32%
Five Years	2.24	2.16	N.A.	N.A.
Ten Years	3.77	3.51	N.A.	N.A.
Life of Fund†	3.77	4.17	2.43	7.34

†	Inception dates: Class A: 12/7/93; Class B: 10/23/91; Class C: 5/2/06; Class I: 3/3/08

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	1.07%	1.82%	1.82%	0.87%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.61%	3.91%	3.91%	4.79%
Taxable-Equivalent Distribution Rate[3,4]	7.69	6.52	6.52	7.99
SEC 30-day Yield[5]	4.50	3.99	3.99	4.93
Taxable-Equivalent SEC 30-day Yield[4,5]	7.51	6.65	6.65	8.22
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	5.67%	3.34%
Five Years	4.15	3.72
Ten Years	5.40	5.54

Lipper Averages[7] (Average Annual Total Returns) Lipper North Carolina Municipal Debt Funds Classification

One Year		2.98%
Five Years		2.94
Ten Years		4.26
Portfolio Manager: Thomas M. Metzold, CFA

*	Source: Lipper, Inc. Class B of the Fund commenced investment operations on 10/23/91.

A $10,000 hypothetical investment at net asset value in Class A, Class C and Class I on 8/31/99, 5/2/06 (commencement of operations) and 3/3/08 (commencement of operations), respectively, would have been valued at $15,198 ($14,476 at the maximum offering price), $10,834 and $11,117, respectively, on 8/31/09. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered to certain investors at net asset value. [2] Source: Prospectus dated 1/1/09. Includes interest expense of 0.29% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. [4] Taxable-equivalent figures assume a maximum 40.04% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper North Carolina Municipal Debt Funds Classification contained 27, 21 and 19 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance North Carolina Municipals Fund as of August 31, 2009
PORTFOLIO COMPOSITION
Rating Distribution*1

By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1l to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 8/31/09, is as follows, and the average rating is AA.

AAA	31.9%
AA	40.3%
A	18.2%
BBB	6.8%
Not Rated	2.8%
Fund Statistics2

• Number of Issues:	81
• Average Maturity:	22.1 years
• Average Effective Maturity:	13.3 years
• Average Call Protection:	9.2 years
• Average Dollar Price:	$ 95.08
• RIB Leverage[3]:	11.5%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1l to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of RIB Floating Rate Notes outstanding at 8/31/09 as a percentage of the Fund’s net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions.

Eaton Vance Oregon Municipals Fund as of August 31, 2009
PERFORMANCE INFORMATION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds, and the Barclays Capital Long (22+) Municipal Bond Index, the long bond component of the Barclays Capital Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Barclays Capital Municipal Bond Index and the Barclays Capital Long (22+) Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class B	Class C
Share Class Symbol	ETORX	EVORX	ECORX

Average Annual Total Returns (at net asset value)
One Year	2.65%	1.85%	1.85%
Five Years	2.63	1.89	N.A.
Ten Years	4.07	3.29	N.A.
Life of Fund†	4.00	4.16	0.77
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-2.17%	-3.03%	0.87%
Five Years	1.64	1.55	N.A.
Ten Years	3.56	3.29	N.A.
Life of Fund†	3.68	4.16	0.77

†	Inception dates: Class A: 12/28/93; Class B: 12/24/91; Class C: 3/2/06

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	0.98%	1.73%	1.74%

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate[3]	4.48%	3.75%	3.74%
Taxable-Equivalent Distribution Rate[3,4]	7.74	6.48	6.46
SEC 30-day Yield[5]	4.57	4.06	4.06
Taxable-Equivalent SEC 30-day Yield[4,5]	7.90	7.02	7.02
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	5.67%	3.34%
Five Years	4.15	3.72
Ten Years	5.40	5.54

Lipper Averages[7] (Average Annual Total Returns) Lipper Other States Municipal Debt Funds Classification

One Year		3.29%
Five Years		2.88
Ten Years		4.15
Portfolio Manager: Thomas M. Metzold, CFA

*	Source: Lipper, Inc. Class B of the Fund commenced investment operations on 12/24/91.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 8/31/99 and 3/2/06 (commencement of operations), respectively, would have been valued at $14,905 ($14,197 at the maximum offering price) and $10,272, respectively, on 8/31/09. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. [2] Source: Prospectus dated 1/1/09. Includes interest expense of 0.22% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. [4] Taxable-equivalent figures assume a maximum 42.15% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 138, 121 and 111 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Oregon Municipals Fund as of August 31, 2009
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1l to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 8/31/09, is as follows, and the average rating is AA-.

AAA	10.0%
AA	60.6%
A	11.5%
BBB	9.0%
B	2.7%
CCC	0.5%
Not Rated	5.7%
Fund Statistics2

• Number of Issues:	94
• Average Maturity:	22.7 years
• Average Effective Maturity:	14.2 years
• Average Call Protection:	11.2 years
• Average Dollar Price:	$85.40
• RIB Leverage[3]:	4.4%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1l to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of RIB Floating Rate Notes outstanding at 8/31/09 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance South Carolina Municipals Fund as of August 31, 2009
PERFORMANCE INFORMATION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds, and the Barclays Capital Long (22+) Municipal Bond Index, the long bond component of the Barclays Capital Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Barclays Capital Municipal Bond Index and the Barclays Capital Long (22+) Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	EASCX	EVSCX	ECSCX	EISCX

Average Annual Total Returns (at net asset value)
One Year	2.23%	1.59%	1.48%	2.56%
Five Years	2.77	2.03	N.A.	N.A.
Ten Years	4.48	3.70	N.A.	N.A.
Life of Fund†	4.20	4.09	0.73	7.24
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-2.58%	-3.28%	0.51%	2.56%
Five Years	1.78	1.69	N.A.	N.A.
Ten Years	3.98	3.70	N.A.	N.A.
Life of Fund†	3.87	4.09	0.73	7.24

†	Inception dates: Class A: 2/14/94; Class B: 10/2/92; Class C: 1/12/06; Class I: 3/3/08

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	0.99%	1.74%	1.74%	0.77%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.24%	3.52%	3.52%	4.44%
Taxable-Equivalent Distribution Rate[3,4]	7.01	5.82	5.82	7.34
SEC 30-day Yield[5]	4.40	3.88	3.88	4.82
Taxable-Equivalent SEC 30-day Yield[4,5]	7.28	6.42	6.42	7.97
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	5.67%	3.34%
Five Years	4.15	3.72
Ten Years	5.40	5.54

Lipper Averages[7] (Average Annual Total Returns) Lipper Other States Municipal Debt Funds Classification

One Year		3.29%
Five Years		2.88
Ten Years		4.15
Portfolio Manager: Thomas M. Metzold, CFA

*	Source: Lipper, Inc. Class B of the Fund commenced investment operations on 10/2/92.

A $10,000 hypothetical investment at net asset value in Class A, Class C and Class I on 8/31/99, 1/12/06 (commencement of operations) and 3/3/08 (commencement of operations), respectively, would have been valued at $15,503 ($14,767 at the maximum offering price), $10,268 and $11,102, respectively, on 8/31/09. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered to certain investors at net asset value. [2] Source: Prospectus dated 1/1/09. Includes interest expense of 0.22% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. [4] Taxable-equivalent figures assume a maximum 39.55% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 138, 121 and 111 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance South Carolina Municipals Fund as of August 31, 2009
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1l to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 8/31/09, is as follows, and the average rating is AA-.

AAA	26.0%
AA	14.5%
A	43.6%
BBB	15.8%
CCC	0.1%
Fund Statistics2

• Number of Issues:	78
• Average Maturity:	22.1 years
• Average Effective Maturity:	16.1 years
• Average Call Protection:	9.8 years
• Average Dollar Price:	$93.99
• RIB Leverage[3]:	5.3%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1l to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of RIB Floating Rate Notes outstanding at 8/31/09 as a percentage of the Fund’s net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions.

Eaton Vance Tennessee Municipals Fund as of August 31, 2009
PERFORMANCE INFORMATION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds, and the Barclays Capital Long (22+) Municipal Bond Index, the long bond component of the Barclays Capital Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Barclays Capital Municipal Bond Index and the Barclays Capital Long (22+) Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class B	Class C
Share Class Symbol	ETTNX	EVTNX	ECTNX

Average Annual Total Returns (at net asset value)
One Year	-0.03%	-0.73%	-0.83%
Five Years	1.80	1.08	N.A.
Ten Years	3.89	3.14	N.A.
Life of Fund†	3.99	4.05	0.24
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-4.74%	-5.50%	-1.78%
Five Years	0.82	0.74	N.A.
Ten Years	3.39	3.14	N.A.
Life of Fund†	3.67	4.05	0.24

†	Inception dates: Class A: 12/9/93; Class B: 8/25/92; Class C: 5/2/06

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	0.83%	1.58%	1.59%

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate[3]	4.24%	3.50%	3.51%
Taxable-Equivalent Distribution Rate[3,4]	6.94	5.73	5.74
SEC 30-day Yield[5]	3.57	3.00	3.00
Taxable-Equivalent SEC 30-day Yield[4,5]	5.84	4.91	4.91
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	5.67%	3.34%
Five Years	4.15	3.72
Ten Years	5.40	5.54

Lipper Averages[7] (Average Annual Total Returns) Lipper Other States Municipal Debt Funds Classification
One Year		3.29%
Five Years		2.88
Ten Years		4.15
Portfolio Manager: Adam A. Weigold, CFA

*	Source: Lipper, Inc. Class B of the Fund commenced investment operations on 8/25/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 8/31/99 and 5/2/06 (commencement of operations), respectively, would have been valued at $14,649 ($13,953 at the maximum offering price) and $10,081, respectively, on 8/31/09. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. [2] Source: Prospectus dated 1/1/09. Includes interest expense of 0.09% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. [4] Taxable-equivalent figures assume a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 138, 121 and 111 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Tennessee Municipals Fund as of August 31, 2009
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1l to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 8/31/09, is as follows, and the average rating is AA-.

AAA	23.9%
AA	35.7%
A	20.6%
BBB	10.0%
Not Rated	9.8%
Fund Statistics2

• Number of Issues:	75
• Average Maturity:	19.8 years
• Average Effective Maturity:	12.4 years
• Average Call Protection:	8.0 years
• Average Dollar Price:	$96.05
• RIB Leverage[3]:	0.5%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1l to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of RIB Floating Rate Notes outstanding at 8/31/09 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance Virginia Municipals Fund as of August 31, 2009
PERFORMANCE INFORMATION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds, and the Barclays Capital Long (22+) Municipal Bond Index, the long bond component of the Barclays Capital Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Barclays Capital Municipal Bond Index and the Barclays Capital Long (22+) Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	ETVAX	EVVAX	ECVAX	EVAIX

Average Annual Total Returns (at net asset value)
One Year	1.27%	0.43%	0.43%	1.36%
Five Years	1.78	1.04	N.A.	N.A.
Ten Years	3.73	2.96	N.A.	N.A.
Life of Fund†	3.81	4.09	-0.17	4.74
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-3.51%	-4.38%	-0.53%	1.36%
Five Years	0.79	0.71	N.A.	N.A.
Ten Years	3.23	2.96	N.A.	N.A.
Life of Fund†	3.49	4.09	-0.17	4.74

†	Inception dates: Class A: 12/17/93; Class B: 7/26/91; Class C: 2/8/06; Class I: 3/3/08

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	1.15%	1.90%	1.90%	1.00%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.38%	3.66%	3.67%	4.56%
Taxable-Equivalent Distribution Rate[3,4]	7.15	5.97	5.99	7.44
SEC 30-day Yield[5]	4.37	3.85	3.85	4.78
Taxable-Equivalent SEC 30-day Yield[4,5]	7.13	6.28	6.28	7.80
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	5.67%	3.34%
Five Years	4.15	3.72
Ten Years	5.40	5.54

Lipper Averages[7] (Average Annual Total Returns) Lipper Virginia Municipal Debt Funds Classification

One Year		3.00%
Five Years		3.00
Ten Years		4.29
Portfolio Manager: Adam A. Weigold, CFA

*	Source: Lipper, Inc. Class B of the Fund commenced investment operations on 7/26/91.

A $10,000 hypothetical investment at net asset value in Class A, Class C and Class I on 8/31/99, 2/8/06 (commencement of operations) and 3/3/08 (commencement of operations), respectively, would have been valued at $14,426 ($13,740 at the maximum offering price), $9,940 and $10,717, respectively, on 8/31/09. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered to certain investors at net asset value. [2] Source: Prospectus dated 1/1/09. Includes interest expense of 0.37% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. [4] Taxable-equivalent figures assume a maximum 38.74% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Virginia Municipal Debt Funds Classification contained 33, 27 and 23 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Virginia Municipals Fund as of August 31, 2009
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1l to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 8/31/09, is as follows, and the average rating is AA-.

AAA	21.5%
AA	43.5%
A	19.9%
BBB	11.3%
Not Rated	3.8%
Fund Statistics2

• Number of Issues:	72
• Average Maturity:	23.4 years
• Average Effective Maturity:	16.0 years
• Average Call Protection:	9.0 years
• Average Dollar Price:	$99.47
• RIB Leverage[3]:	6.0%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1l to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of RIB Floating Rate Notes outstanding at 8/31/09 as a percentage of the Fund’s net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions.

Eaton Vance Municipals Funds as of August 31, 2009

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 – August 31, 2009).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Alabama Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(3/1/09)	(8/31/09)	(3/1/09 – 8/31/09)

Actual
Class A	$1,000.00	$1,082.10	$4.36
Class B	$1,000.00	$1,079.10	$8.28
Class C	$1,000.00	$1,079.10	$8.28
Class I	$1,000.00	$1,084.40	$3.36

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$4.23
Class B	$1,000.00	$1,017.20	$8.03
Class C	$1,000.00	$1,017.20	$8.03
Class I	$1,000.00	$1,022.00	$3.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.83% for Class A shares, 1.58% for Class B shares, 1.58% for Class C shares and 0.64% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2009.

Eaton Vance Municipals Funds as of August 31, 2009

FUND EXPENSES CONT’D

Eaton Vance Arkansas Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(3/1/09)	(8/31/09)	(3/1/09 – 8/31/09)

Actual
Class A	$1,000.00	$1,091.90	$4.22
Class B	$1,000.00	$1,087.70	$8.16
Class C	$1,000.00	$1,087.70	$8.16

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$4.08
Class B	$1,000.00	$1,017.40	$7.88
Class C	$1,000.00	$1,017.40	$7.88

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80% for Class A shares, 1.55% for Class B shares and 1.55% for Class C shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2009.

Eaton Vance Georgia Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(3/1/09)	(8/31/09)	(3/1/09 – 8/31/09)

Actual
Class A	$1,000.00	$1,090.90	$4.80
Class B	$1,000.00	$1,086.20	$8.73
Class C	$1,000.00	$1,086.10	$8.73
Class I	$1,000.00	$1,091.80	$3.74

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.63
Class B	$1,000.00	$1,016.80	$8.44
Class C	$1,000.00	$1,016.80	$8.44
Class I	$1,000.00	$1,021.60	$3.62

*	Expenses are equal to the Fund’s annualized expense ratio of 0.91% for Class A shares, 1.66% for Class B shares, 1.66% for Class C shares and 0.71% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2009.

Eaton Vance Municipals Funds as of August 31, 2009

FUND EXPENSES CONT’D

Eaton Vance Kentucky Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(3/1/09)	(8/31/09)	(3/1/09 – 8/31/09)

Actual
Class A	$1,000.00	$1,070.50	$4.07
Class B	$1,000.00	$1,066.50	$8.02
Class C	$1,000.00	$1,067.70	$7.97

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.97
Class B	$1,000.00	$1,017.40	$7.83
Class C	$1,000.00	$1,017.50	$7.78

*	Expenses are equal to the Fund’s annualized expense ratio of 0.78% for Class A shares, 1.54% for Class B shares and 1.53% for Class C shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2009.

Eaton Vance Louisiana Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(3/1/09)	(8/31/09)	(3/1/09 – 8/31/09)

Actual
Class A	$1,000.00	$1,111.80	$4.26
Class B	$1,000.00	$1,109.00	$8.24
Class C	$1,000.00	$1,108.90	$8.13

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$4.08
Class B	$1,000.00	$1,017.40	$7.88
Class C	$1,000.00	$1,017.50	$7.78

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80% for Class A shares, 1.55% for Class B shares and 1.53% for Class C shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2009.

Eaton Vance Municipals Funds as of August 31, 2009

FUND EXPENSES CONT’D

Eaton Vance Maryland Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(3/1/09)	(8/31/09)	(3/1/09 – 8/31/09)

Actual
Class A	$1,000.00	$1,108.60	$4.41
Class B	$1,000.00	$1,104.50	$8.38
Class C	$1,000.00	$1,104.50	$8.38
Class I	$1,000.00	$1,110.90	$3.35

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$4.23
Class B	$1,000.00	$1,017.20	$8.03
Class C	$1,000.00	$1,017.20	$8.03
Class I	$1,000.00	$1,022.00	$3.21

*	Expenses are equal to the Fund’s annualized expense ratio of 0.83% for Class A shares, 1.58% for Class B shares, 1.58% for Class C shares and 0.63% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2009.

Eaton Vance Missouri Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(3/1/09)	(8/31/09)	(3/1/09 – 8/31/09)

Actual
Class A	$1,000.00	$1,074.80	$4.18
Class B	$1,000.00	$1,072.20	$8.10
Class C	$1,000.00	$1,071.20	$8.09

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$4.08
Class B	$1,000.00	$1,017.40	$7.88
Class C	$1,000.00	$1,017.40	$7.88

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80% for Class A shares, 1.55% for Class B shares and 1.55% for Class C shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2009.

Eaton Vance Municipals Funds as of August 31, 2009

FUND EXPENSES CONT’D

Eaton Vance North Carolina Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(3/1/09)	(8/31/09)	(3/1/09 – 8/31/09)

Actual
Class A	$1,000.00	$1,103.10	$4.77
Class B	$1,000.00	$1,099.40	$8.73
Class C	$1,000.00	$1,099.40	$8.73
Class I	$1,000.00	$1,104.00	$3.71

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.58
Class B	$1,000.00	$1,016.90	$8.39
Class C	$1,000.00	$1,016.90	$8.39
Class I	$1,000.00	$1,021.70	$3.57

*	Expenses are equal to the Fund’s annualized expense ratio of 0.90% for Class A shares, 1.65% for Class B shares, 1.65% for Class C shares and 0.70% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2009.

Eaton Vance Oregon Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(3/1/09)	(8/31/09)	(3/1/09 – 8/31/09)

Actual
Class A	$1,000.00	$1,108.80	$4.57
Class B	$1,000.00	$1,104.50	$8.54
Class C	$1,000.00	$1,104.40	$8.54

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.38
Class B	$1,000.00	$1,017.10	$8.19
Class C	$1,000.00	$1,017.10	$8.19

*	Expenses are equal to the Fund’s annualized expense ratio of 0.86% for Class A shares, 1.61% for Class B shares and 1.61% for Class C shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2009.

Eaton Vance Municipals Funds as of August 31, 2009

FUND EXPENSES CONT’D

Eaton Vance South Carolina Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(3/1/09)	(8/31/09)	(3/1/09 – 8/31/09)

Actual
Class A	$1,000.00	$1,101.10	$4.40
Class B	$1,000.00	$1,097.30	$8.30
Class C	$1,000.00	$1,097.20	$8.30
Class I	$1,000.00	$1,102.10	$3.29

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$4.23
Class B	$1,000.00	$1,017.30	$7.98
Class C	$1,000.00	$1,017.30	$7.98
Class I	$1,000.00	$1,022.10	$3.16

*	Expenses are equal to the Fund’s annualized expense ratio of 0.83% for Class A shares, 1.57% for Class B shares, 1.57% for Class C shares and 0.62% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2009.

Eaton Vance Tennessee Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(3/1/09)	(8/31/09)	(3/1/09 – 8/31/09)

Actual
Class A	$1,000.00	$1,090.80	$4.27
Class B	$1,000.00	$1,086.80	$8.21
Class C	$1,000.00	$1,086.90	$8.21

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$4.13
Class B	$1,000.00	$1,017.30	$7.93
Class C	$1,000.00	$1,017.30	$7.93

*	Expenses are equal to the Fund’s annualized expense ratio of 0.81% for Class A shares, 1.56% for Class B shares and 1.56% for Class C shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2009.

Eaton Vance Municipals Funds as of August 31, 2009

FUND EXPENSES CONT’D

Eaton Vance Virginia Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(3/1/09)	(8/31/09)	(3/1/09 – 8/31/09)

Actual
Class A	$1,000.00	$1,121.80	$4.81
Class B	$1,000.00	$1,116.70	$8.80
Class C	$1,000.00	$1,116.60	$8.80
Class I	$1,000.00	$1,121.30	$3.69

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.58
Class B	$1,000.00	$1,016.90	$8.39
Class C	$1,000.00	$1,016.90	$8.39
Class I	$1,000.00	$1,021.70	$3.52

*	Expenses are equal to the Fund’s annualized expense ratio of 0.90% for Class A shares, 1.65% for Class B shares, 1.65% for Class C shares and 0.69% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2009.

Eaton Vance Alabama Municipals Fund as of August 31, 2009

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 102.7%

Principal Amount
(000’s omitted)	Security	Value

Education — 2.9%

$1,500	University of Alabama, 5.00%, 7/1/34	$1,554,075

		$1,554,075

Electric Utilities — 1.7%

$1,000	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$935,840

		$935,840

Escrowed / Prerefunded — 2.5%

$1,250	Huntsville, Health Care Authority, Prerefunded to 6/1/11, 5.75%, 6/1/31	$1,364,337

		$1,364,337

General Obligations — 6.4%

$1,000	City of Auburn, 5.25%, 12/1/27	$1,082,920
1,250	City of Madison, 5.15%, 2/1/39	1,262,763
1,125	Huntsville, 5.25%, 5/1/31	1,157,276

		$3,502,959

Hospital — 12.5%

$1,740	Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(1)	$1,753,485
1,500	Birmingham Special Care Facilities Financing Authority, (Children’s Hospital), 6.125%, 6/1/34(2)	1,526,805
400	Health Care Authority, (Baptist Health), 5.00%, 11/15/16	391,336
750	Health Care Authority, (Baptist Health), 5.00%, 11/15/18	723,135
400	Health Care Authority, (Baptist Health), 5.00%, 11/15/21	371,588
1,000	Marshall County, Health Care Authority, 5.75%, 1/1/32	941,280
1,000	University of Alabama, Hospital Revenue, 5.75%, 9/1/22	1,059,030

		$6,766,659

Industrial Development Revenue — 5.2%

$600	Butler, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	$483,450
1,000	Courtland, Solid Waste Disposal, (Champion International Corp.), (AMT), 6.70%, 11/1/29	990,610
750	Phoenix County, Industrial Development Board Environmental Improvements, 6.10%, 5/15/30	609,975
1,180	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	517,454
250	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	210,730

		$2,812,219

Insured-Education — 12.8%

$1,000	Alabama State Board of Education, (Chattahoochee Valley Community College), (AGC), 5.00%, 6/1/34	$1,018,470
500	Alabama State University, (AGC), 4.75%, 5/1/33	499,970
1,885	Alabama State University, (XLCA), 4.625%, 8/1/36	1,694,860
1,250	Auburn University, (FSA), 5.00%, 6/1/38	1,269,975
1,230	Jacksonville State University, (AGC), 5.125%, 12/1/33	1,256,814
1,110	Montgomery, Public Educational Building Authority, (Alabama State University), (XLCA), 5.25%, 10/1/25	1,144,887
100	University of South Alabama, (AMBAC), 0.00%, 11/15/16	74,150

		$6,959,126

Insured-Electric Utilities — 0.8%

$400	Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	$449,772

		$449,772

Insured-Escrowed / Prerefunded — 14.3%

$2,500	Birmingham, Waterworks and Sewer Board, (NPFG), Prerefunded to 1/1/13, 5.25%, 1/1/33(3)	$2,801,475
555	Helena, Utilities Board Water and Sewer, (NPFG), Prerefunded to 4/1/12, 5.25%, 4/1/27	619,274
445	Helena, Utilities Board Water and Sewer, (NPFG), Prerefunded to 4/1/12, 5.25%, 4/1/27	496,535
550	Helena, Utilities Board Water and Sewer, (NPFG), Prerefunded to 4/1/12, 5.25%, 4/1/33	613,696
450	Helena, Utilities Board Water and Sewer, (NPFG), Prerefunded to 4/1/12, 5.25%, 4/1/33	502,115
2,065	Montgomery, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.15%, 11/15/27	2,369,030
330	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	381,130

		$7,783,255

Insured-General Obligations — 9.4%

$2,000	Gadsden, (AMBAC), 5.125%, 8/1/28	$2,008,960
1,000	Homewood, (FSA), 4.25%, 9/1/31	936,230
500	Mobile, (AMBAC), 5.00%, 2/15/30	511,890

See notes to financial statements

Eaton Vance Alabama Municipals Fund as of August 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-General Obligations (continued)

$1,000	Pell City, (XLCA), 5.00%, 2/1/24	$1,028,680
675	Tuscaloosa, (AMBAC), 4.375%, 7/1/37	624,328

		$5,110,088

Insured-Hospital — 2.5%

$1,500	East Alabama, Health Care Authority, (NPFG), 5.00%, 9/1/27	$1,368,600

		$1,368,600

Insured-Lease Revenue / Certificates of Participation — 7.3%

$800	Leeds, Public Educational Building Authority, (AGC), 5.125%, 4/1/33	$810,272
1,250	Mobile, Public Educational Building Authority, (AMBAC), 4.50%, 3/1/31	1,183,363
500	Montgomery County, Public Building Authority, (NPFG), 5.00%, 3/1/31	509,720
770	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	889,304
520	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24(4)	589,716

		$3,982,375

Insured-Special Tax Revenue — 5.6%

$2,800	Alabama Public School and College Authority, (FSA), 2.50%, 12/1/27	$2,045,036
1,825	Birmingham Jefferson, Civic Center Authority, (NPFG), 0.00%, 9/1/18	992,563

		$3,037,599

Insured-Transportation — 3.4%

$1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	$679,970
1,185	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,169,417

		$1,849,387

Insured-Utilities — 1.8%

$1,000	Foley, Utilities Board, (FSA), 4.75%, 11/1/31	$995,860

		$995,860

Insured-Water and Sewer — 10.0%

$2,410	Alabama Drinking Water Finance Authority, (AMBAC), 4.00%, 8/15/28	$2,075,492
255	Birmingham, Waterworks and Sewer Board, (AMBAC), 4.50%, 1/1/39	227,919
800	Birmingham, Waterworks and Sewer Board, (FSA), 4.50%, 1/1/35	764,984
270	Limestone County, Water and Sewer Authority, (XLCA), 4.25%, 12/1/29	209,358
1,240	Madison, Water and Wastewater Board, (XLCA), 4.25%, 12/1/28	1,124,382
1,000	Mobile Water and Sewer Commissioners, (NPFG), 5.00%, 1/1/31	1,011,290

		$5,413,425

Lease Revenue / Certificates of Participation — 0.9%

$500	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	$500,215

		$500,215

Special Tax Revenue — 2.7%

$145	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$145,154
155	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	156,418
810	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	814,649
325	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	331,783

		$1,448,004

Total Tax-Exempt Investments — 102.7%
(identified cost $55,741,265)		$55,833,795

Other Assets, Less Liabilities — (2.7)%		$(1,458,224)

Net Assets — 100.0%		$54,375,571

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

See notes to financial statements

Eaton Vance Alabama Municipals Fund as of August 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

The Fund invests primarily in debt securities issued by Alabama municipalities. In addition, 12.7% of the Fund’s net assets at August 31, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2009, 66.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 21.0% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(2)	When-issued security.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Arkansas Municipals Fund as of August 31, 2009

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 96.6%

Principal Amount
(000’s omitted)	Security	Value

Education — 0.4%

$250	University of Arkansas, 5.00%, 12/1/29	$255,625

		$255,625

Electric Utilities — 1.1%

$750	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	$745,890

		$745,890

Escrowed / Prerefunded — 0.8%

$500	Arkansas Development Finance Authority, (Washington Regional Medical Center), Prerefunded to 2/1/10, 7.375%, 2/1/29	$513,545

		$513,545

General Obligations — 14.0%

$750	Arkansas, 4.75%, 6/1/29	$784,072
2,750	Arkansas State College Savings, 0.00%, 6/1/14	2,459,985
1,000	Arkansas Water Waste Disposal and Pollution Facilities, 4.875%, 7/1/43	1,010,450
750	Benton, School District No. 8, 4.80%, 2/1/38	727,343
1,000	Benton, School District No. 8, 4.85%, 2/1/40	973,590
1,000	Farmington, School District No. 6, 4.60%, 6/1/33	985,150
390	Forrest City, School District No. 7, 4.50%, 2/1/32	397,098
595	Forrest City, School District No. 7, 4.625%, 2/1/35	605,050
1,000	Harmony Grove, School District No. 1, 4.90%, 2/1/39	1,005,160
350	Puerto Rico Public Buildings Authority, Government Facilities, 5.00%, 7/1/36	295,792

		$9,243,690

Hospital — 2.5%

$430	Arkansas Development Finance Authority, (White River Medical Center), 5.60%, 6/1/24	$402,489
1,000	Conway, Health Facilities Board Hospital Improvements Revenue, (Conway Regional Medical Center), 6.40%, 8/1/29	996,590
250	North Little Rock, Health Facilities Board, (Baptist Health), 5.70%, 7/1/22	252,615

		$1,651,694

Housing — 4.8%

$435	Arkansas Development Finance Authority, SFMR, (GNMA), (AMT), 5.125%, 7/1/24	$437,266
1,310	Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.75%, 7/1/32	1,215,143
890	Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.80%, 7/1/26	844,779
110	Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 5.00%, 1/1/29	105,491
220	Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 5.05%, 7/1/31	213,750
380	North Little Rock, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	344,128

		$3,160,557

Industrial Development Revenue — 6.7%

$400	Arkansas Development Finance Authority, Industrial Facility Revenue, (Potlatch Corp.), (AMT), 7.75%, 8/1/25	$350,316
2,000	Baxter, (Aeroquip Corp.), 5.80%, 10/1/13	2,239,780
750	Calhoun County, Solid Waste Disposal Revenue, (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26	655,155
250	Pine Bluff, Environmental Improvements Revenue, (International Paper Co.), (AMT), 6.70%, 8/1/20	250,967
1,150	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	504,298
475	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	400,387

		$4,400,903

Insured-Education — 14.2%

$1,000	Arkansas State University, (AMBAC), 5.00%, 9/1/35	$1,003,600
1,000	Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 4/1/24	1,037,800
1,250	Arkansas State University, (Student Fee), (AMBAC), 5.00%, 3/1/32	1,244,988
2,155	Pulaski Technical College, (AMBAC), 5.00%, 11/1/36	2,006,671
1,000	University of Arkansas, (Fayetteville Campus), (AMBAC), 5.00%, 11/1/36	1,014,360
500	University of Arkansas, (Fayetteville Campus), (FGIC), (NPFG), 5.00%, 12/1/32	504,735
500	University of Arkansas, (Fayetteville Campus), (NPFG), 4.75%, 11/1/24	509,205
1,000	University of Arkansas, (Pine Bluffs Campus), (AMBAC), 5.00%, 12/1/35	1,013,310
1,000	University of Arkansas, (UAMS Campus), (NPFG), 5.00%, 11/1/34	1,008,540

		$9,343,209

See notes to financial statements

Eaton Vance Arkansas Municipals Fund as of August 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Electric Utilities — 3.6%

$55	North Little Rock, Electric System, (NPFG), 6.50%, 7/1/10	$56,954
1,000	North Little Rock, Electric System, (NPFG), 6.50%, 7/1/15	1,126,750
650	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	663,215
550	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	545,435

		$2,392,354

Insured-Escrowed / Prerefunded — 1.5%

$500	Harrison, Residential Housing Facility Board, SFMR, (FGIC), Escrowed to Maturity, 7.40%, 9/1/11	$561,940
400	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29	420,368

		$982,308

Insured-General Obligations — 2.1%

$500	Arkansas State College Savings, (FGIC), (NPFG), 0.00%, 6/1/17	$377,020
500	Little Rock, School District, (FSA), 5.25%, 2/1/33	501,940
480	Puerto Rico, (NPFG), 5.50%, 7/1/20	485,035

		$1,363,995

Insured-Health - Miscellaneous — 1.3%

$295	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 3.90%, 12/1/24	$295,525
500	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 5.00%, 12/1/18	528,925

		$824,450

Insured-Hospital — 6.8%

$1,140	Heber Springs, Hospital and Health Care Facilities Board, (Baptist Healthcare System), (CIFG), 5.00%, 5/1/26	$1,141,197
1,500	Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/30	1,503,570
1,565	Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/35	1,518,911
295	Saline County, Retirement Housing and Healthcare Facilities Board, (Evan Lutheran Good Samaritan), (AMBAC), 5.80%, 6/1/11	295,970

		$4,459,648

Insured-Lease Revenue / Certificates of Participation — 3.3%

$1,000	Arkansas Development Finance Authority, SFMR, (Donaghey Plaza), (FSA), 5.00%, 6/1/29	$1,038,430
1,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,154,940

		$2,193,370

Insured-Other Revenue — 4.9%

$1,000	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/24	$490,740
1,320	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/30	439,058
3,500	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/36	814,450
7,690	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/46	1,013,542
500	University of Arkansas, Parking Revenue, (NPFG), 5.00%, 7/1/29	505,620

		$3,263,410

Insured-Special Tax Revenue — 5.2%

$425	Bentonville Sales and Use Tax Revenue, (AMBAC), 4.375%, 11/1/27	$407,222
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	964,700
1,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	91,090
5,790	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	318,276
1,070	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	121,937
7,500	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	800,625
1,695	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	168,924
590	Springdale Sales and Use Tax Revenue, (FSA), 4.00%, 7/1/27	575,339

		$3,448,113

Insured-Transportation — 1.9%

$1,200	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$1,247,478

		$1,247,478

See notes to financial statements

Eaton Vance Arkansas Municipals Fund as of August 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Utilities — 2.1%

$1,435	Benton, Utilities Revenue, (AMBAC), 5.00%, 9/1/36	$1,391,591

		$1,391,591

Insured-Water and Sewer — 10.4%

$515	Arkansas Community Water System, Public Water Authority, (NPFG), 5.00%, 10/1/33	$515,417
500	Arkansas Community Water System, Public Water Authority, (NPFG), 5.00%, 10/1/42	490,145
500	Conway, Water Revenue, (FGIC), (NPFG), 5.125%, 12/1/23	502,330
1,145	Fort Smith, Water and Sewer, (FSA), 5.00%, 10/1/23	1,176,293
500	Fort Smith, Water and Sewer, (FSA), 5.00%, 10/1/32	519,965
1,000	Little Rock, Sewer Revenue, (FSA), 4.75%, 6/1/37	995,350
450	Little Rock, Sewer Revenue, (FSA), 5.00%, 6/1/31	462,182
750	Little Rock, Sewer Revenue, (FSA), 5.00%, 10/1/32	769,012
500	Rogers, Sewer Revenue, (AMBAC), 5.00%, 2/1/32	495,985
1,000	Rogers, Water Revenue, (AMBAC), 5.00%, 2/1/37	966,660

		$6,893,339

Lease Revenue / Certificates of Participation — 2.2%

$1,500	Arkansas Development Finance Authority, Correctional Facilities, 5.125%, 5/15/39	$1,481,385

		$1,481,385

Other Revenue — 0.3%

$7,250	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$212,715

		$212,715

Special Tax Revenue — 5.4%

$2,000	Little Rock, Hotel and Restaurant Gross Receipts Tax, 7.375%, 8/1/15	$2,320,780
815	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	819,678
435	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	444,079

		$3,584,537

Transportation — 0.6%

$500	Northwest Arkansas Regional Airport Authority, (AMT), 5.00%, 2/1/18	$424,240

		$424,240

Water and Sewer — 0.5%

$250	Arkansas Development Finance Authority, (Waste Water System), 5.50%, 12/1/19	$294,818

		$294,818

Total Tax-Exempt Investments — 96.6%
(identified cost $65,924,152)		$63,772,864

Other Assets, Less Liabilities — 3.4%		$2,249,294

Net Assets — 100.0%		$66,022,158

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association

NPFG - National Public Finance Guaranty Corp.

SFMR - Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Arkansas municipalities. In addition, 14.5% of the Fund’s net assets at August 31, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2009, 59.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 31.2% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

See notes to financial statements

Eaton Vance Georgia Municipals Fund as of August 31, 2009

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 108.0%

Principal Amount
(000’s omitted)	Security	Value

Education — 10.6%

$2,000	Athens-Clarke County Unified Government Development Authority, Educational Facilities, 4.50%, 6/15/38	$1,899,300
1,000	Atlanta Development Authority, Educational Facilities, 4.75%, 7/1/27	973,540
1,000	Atlanta Development Authority, Educational Facilities, 5.00%, 7/1/39	975,700
1,500	Fulton County Development Authority, (Georgia Technology Foundation), 5.00%, 11/1/31	1,513,305
1,505	Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38	1,551,204
1,995	Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38(1)	2,056,246

		$8,969,295

Electric Utilities — 1.7%

$1,000	Burke County Development Authority, (Oglethorpe Power Corp.), 5.50%, 1/1/33	$976,800
450	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	447,534

		$1,424,334

Escrowed / Prerefunded — 2.5%

$800	Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$983,808
1,000	Puerto Rico Aqueduct and Sewer Authority, Escrowed to Maturity, 6.25%, 7/1/12	1,140,090

		$2,123,898

General Obligations — 14.5%

$80	Alpharetta, 6.50%, 5/1/10	$82,789
2,000	Georgia, 1.00%, 3/1/26(2)	1,231,140
500	Georgia, 2.00%, 12/1/23	398,880
500	Georgia, 2.00%, 8/1/27	359,890
2,000	Georgia, 5.00%, 7/1/20	2,300,760
6,000	Gwinnett County, School District, 5.00%, 2/1/36(1)	6,285,150
500	Lagrange-Troup County Hospital Authority, (West Georgia Health Foundation, Inc.), 5.50%, 7/1/38	502,740
1,000	Lincoln County, School District, 5.50%, 4/1/37	1,068,280

		$12,229,629

Hospital — 2.2%

$500	Baldwin County Hospital Authority, (Oconee Regional Medical Center), 5.375%, 12/1/28	$353,570
750	Floyd County Hospital Authority, (Floyd Health Medical Center), 5.25%, 7/1/29	780,937
750	Glynn-Brunswick Memorial Hospital Authority, (Georgia Medical Center), 5.625%, 8/1/34	752,828

		$1,887,335

Housing — 5.1%

$1,000	Georgia Housing and Finance Authority, (AMT), 4.85%, 12/1/37	$902,890
1,000	Georgia Housing and Finance Authority, (AMT), 4.90%, 12/1/31	939,310
2,000	Georgia Housing and Finance Authority, (AMT), 5.25%, 12/1/37	1,985,840
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	506,646

		$4,334,686

Industrial Development Revenue — 7.6%

$2,000	Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$1,976,280
700	Cartersville Development Authority, (Anheuser-Busch), (AMT), 5.95%, 2/1/32	673,995
1,000	Cobb County Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), (AMT), 5.00%, 4/1/33	871,780
750	Effingham County, Solid Waste Disposal, (Fort James Project), (AMT), 5.625%, 7/1/18	650,843
1,250	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	548,150
1,000	Savannah Economic Development Authority, (Intercat-Savannah), (AMT), 7.00%, 1/1/38	748,750
730	Vienna Water and Sewer, (Cargill), (AMT), 6.00%, 9/1/14	731,292
225	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	189,657

		$6,390,747

Insured-Education — 5.2%

$850	Carrollton Payroll Development Authority, (University of West Georgia), (NPFG), 4.75%, 8/1/30	$851,811
1,000	Fulton County Development Authority, (Morehouse College), (AMBAC), 4.50%, 6/1/37	898,110

See notes to financial statements

Eaton Vance Georgia Municipals Fund as of August 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Education (continued)

$745	Georgia Private Colleges and Universities Authority, (Agnes Scott College), (NPFG), 4.75%, 6/1/28	$748,300
1,975	South Regional Joint Development Authority, (Valdosta State University), (XLCA), 5.00%, 8/1/38	1,873,781

		$4,372,002

Insured-Electric Utilities — 7.6%

$480	Georgia Municipal Electric Power Authority, (NPFG), 0.00%, 1/1/12	$423,250
3,005	Georgia Municipal Electric Power Authority, (NPFG), 5.50%, 1/1/20	3,424,257
390	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	397,929
455	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	451,223
750	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	743,655
1,000	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,017,250

		$6,457,564

Insured-Escrowed / Prerefunded — 0.0%

$10	Georgia Municipal Electric Power Authority, (NPFG), Escrowed to various sinking fund dates through 1/1/12, 0.00%, 1/1/12	$8,427

		$8,427

Insured-General Obligations — 1.3%

$660	Fayette County, School District, (FSA), 4.95%, (0.00% until 9/1/10), 3/1/25	$646,134
480	Puerto Rico, (NPFG), 5.50%, 7/1/20	485,035

		$1,131,169

Insured-Hospital — 3.8%

$1,190	Clarke County Hospital Authority, (Athens Regional Medical Center), (NPFG), 5.00%, 1/1/32	$1,171,043
1,000	Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), 5.50%, 4/1/37	1,015,990
1,000	Henry County Hospital Authority Revenue, (Henry Medical Center, Inc.), (AMBAC), 6.00%, 7/1/29	1,028,250

		$3,215,283

Insured-Housing — 0.2%

$150	Peach County Development Authority, (Fort Valley State University Foundation), (AMBAC), 4.50%, 6/1/37	$133,306

		$133,306

Insured-Lease Revenue / Certificates of Participation — 4.6%

$1,000	Atlanta Downtown Development Authority, (NPFG), 4.50%, 12/1/26	$972,560
975	Georgia Local Government Certificate of Participation, (NPFG), 4.75%, 6/1/28	843,775
1,000	Georgia Municipal Association, Inc. Certificate of Participation, (Riverdale), (AGC), 5.375%, 5/1/32	1,038,500
1,000	Georgia State University Higher Education Facilities Authority (USG Real Estate Foundation), (AGC), 5.625%, 6/15/38	1,045,380

		$3,900,215

Insured-Other Revenue — 1.0%

$800	Downtown Savannah Authority, (Savannah Ellis Square Parking), (NPFG), 4.75%, 8/1/32	$801,192

		$801,192

Insured-Special Tax Revenue — 2.5%

$1,000	George L. Smith II Georgia World Congress Center Authority (Domed Stadium Project), (NPFG), (AMT), 5.50%, 7/1/20	$981,540
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	640,200
545	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	525,761

		$2,147,501

Insured-Transportation — 7.6%

$785	Atlanta, Airport Passenger Facility Charge, (FSA), 4.75%, 1/1/28	$792,316
500	Atlanta, Airport Revenue, (FGIC), (NPFG), (AMT), 5.625%, 1/1/25	500,335
1,000	Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	1,195,880
1,600	Metropolitan Atlanta Rapid Transit Authority, (FSA), 5.00%, 7/1/34(1)	1,636,320
1,780	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	1,850,426
750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	440,542

		$6,415,819

See notes to financial statements

Eaton Vance Georgia Municipals Fund as of August 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Water and Sewer — 21.0%

$1,180	Atlanta, Water and Wastewater, (FGIC), (NPFG), 5.00%, 11/1/38	$1,075,582
2,000	Atlanta, Water and Wastewater, (FSA), 5.00%, 11/1/34	2,007,080
495	Atlanta, Water and Wastewater, (NPFG), 5.00%, 11/1/39	448,950
2,100	Columbus, Water and Sewer, (FSA), 5.00%, 5/1/30	2,159,766
1,135	Coweta County, Water and Sewer Authority, (FSA), 5.00%, 6/1/26	1,253,460
2,000	De Kalb County, Water and Sewer, (FSA), 5.25%, 10/1/32	2,251,500
3,000	Douglasville-Douglas County, Water and Sewer Authority, (NPFG), 5.00%, 6/1/37	3,040,170
1,000	Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/25	1,164,150
1,000	Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/30	1,139,990
1,040	Newnan, Water, Sewer and Light Commission, (AMBAC), 5.25%, 1/1/24	1,168,596
1,000	Walton County, Water and Sewer Authority, (FSA), 5.00%, 2/1/33	1,015,060
1,000	Walton County, Water and Sewer Authority, (FSA), 5.00%, 2/1/38	1,008,850

		$17,733,154

Other Revenue — 1.1%

$1,000	Main Street Natural Gas, Inc., 5.00%, 3/15/22	$911,080

		$911,080

Special Tax Revenue — 3.4%

$205	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$205,217
220	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	222,013
2,020	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	2,031,595
435	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	444,079

		$2,902,904

Transportation — 0.2%

$250	Augusta, Airport Revenue, 5.15%, 1/1/35	$172,005

		$172,005

Water and Sewer — 4.3%

$1,000	Athens-Clarke County, Unified Government Water and Sewer Revenue, 5.50%, 1/1/38	$1,066,040
500	Coweta County, Water and Sewer Authority, 5.00%, 6/1/32	513,515
2,000	Coweta County, Water and Sewer Authority, 5.00%, 6/1/37	2,036,740

		$3,616,295

Total Tax-Exempt Investments — 108.0%
(identified cost $92,016,183)		$91,277,840

Other Assets, Less Liabilities — (8.0)%		$(6,758,416)

Net Assets — 100.0%		$84,519,424

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Georgia municipalities. In addition, 12.7% of the Fund’s net assets at August 31, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2009, 50.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 22.7% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Kentucky Municipals Fund as of August 31, 2009

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 97.7%

Principal Amount
(000’s omitted)	Security	Value

Education — 2.2%

$1,280	Campbellsville, (Campbellsville University), 5.70%, 3/1/34	$1,152,013

		$1,152,013

Escrowed / Prerefunded — 3.2%

$2,250	Puerto Rico Electric Power Authority, Escrowed to Various Dates, Series O, 0.00%, 7/1/17	$1,690,020

		$1,690,020

General Obligations — 4.2%

$1,465	Bowling Green, 5.30%, 6/1/19	$1,517,051
750	Kenton County, 4.625%, 4/1/34	741,825

		$2,258,876

Hospital — 2.5%

$500	Kentucky Economic Development Authority, (Baptist Healthcare System), 5.625%, 8/15/27	$533,100
1,000	Murray Hospital Facilities, (Murray Calloway County Hospital), 5.125%, 8/1/37	787,560

		$1,320,660

Housing — 6.5%

$475	Kentucky Housing Corp., (AMT), 5.00%, 7/1/37	$441,323
2,000	Kentucky Housing Corp., (AMT), 5.30%, 1/1/38	2,010,020
1,000	Kentucky Housing Corp., (Urban Florence I, L.P.), (AMT), 5.00% to 6/1/23 (Put Date), 6/1/35	995,010

		$3,446,353

Industrial Development Revenue — 4.9%

$500	Owen County (American Water Project), 6.25%, 6/1/39	$516,145
695	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	585,829
1,820	Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,514,732

		$2,616,706

Insured-Electric Utilities — 13.7%

$1,000	Carroll County, Environmental Facilities, (AMBAC), (AMT), 5.75%, 2/1/26	$973,040
1,000	Kentucky Municipal Power Agency, (NPFG), 5.25%, 9/1/27	1,033,630
2,000	Kentucky Municipal Power Agency, (Prairie Street Project), (NPFG), 5.00%, 9/1/37	1,991,040
2,000	Owensboro, (AMBAC), 0.00%, 1/1/20	1,185,700
1,200	Paducah Electric Plant Board, (AGC), 5.25%, 10/1/35	1,236,396
400	Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	449,772
500	Trimble County, Environmental Facilities, (AMBAC), (AMT), 6.00%, 3/1/37	456,875

		$7,326,453

Insured-Escrowed / Prerefunded — 2.0%

$1,000	Kentucky Property and Buildings Commission, (FSA), Prerefunded to 8/1/11, 5.00%, 8/1/21	$1,077,490

		$1,077,490

Insured-General Obligations — 3.0%

$600	Puerto Rico, (NPFG), 5.50%, 7/1/20	$606,294
1,000	Warren County, (Judicial Office Building and Parks), (AMBAC), 5.20%, 9/1/29	1,015,520

		$1,621,814

Insured-Hospital — 4.7%

$850	Jefferson County, Health Facilities Authority, (University Medical Center), (NPFG), 5.25%, 7/1/22	$827,501
6,775	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/27	1,661,636

		$2,489,137

Insured-Industrial Development Revenue — 0.4%

$250	Boone County, (Dayton Power & Light Co. (The)), (FGIC), 4.70%, 1/1/28	$238,910

		$238,910

Insured-Lease Revenue / Certificates of Participation — 14.2%

$1,350	Hardin County, School District Finance Corp. School Building, (FSA), 4.75%, 7/1/21	$1,382,737
1,000	Jefferson County, School District Finance Corp. School Building, (FSA), 4.50%, 7/1/23	1,031,100
1,150	Kentucky Area Development Districts, (XLCA), 4.70%, 6/1/35	1,012,506
500	Kentucky Property and Buildings Commission, (AGC), 5.25%, 2/1/29	533,650
500	Kentucky Property and Buildings Commission, (FSA), 5.00%, 11/1/26	529,755
1,000	Louisville, Parking Authority, (NPFG), 5.00%, 6/1/32	1,006,040

See notes to financial statements

Eaton Vance Kentucky Municipals Fund as of August 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Lease Revenue / Certificates of Participation (continued)

$865	Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	$845,823
1,000	Puerto Rico Public Buildings Authority, (XLCA), 5.50%, 7/1/21	977,830
255	Wayne County, School District Finance Corp., (NPFG), 4.00%, 7/1/25	240,440

		$7,559,881

Insured-Other Revenue — 2.0%

$1,000	Kentucky Economic Development Finance Authority, (Louisville Arena), (AGC), 6.00%, 12/1/42	$1,048,050

		$1,048,050

Insured-Transportation — 7.3%

$1,000	Louisville Regional Airport Authority, (FSA), (AMT), 5.50%, 7/1/38	$980,090
4,950	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	2,907,581

		$3,887,671

Insured-Water and Sewer — 15.3%

$1,500	Boone-Florence Water Commission, Water Supply System, (FGIC), (NPFG), 5.00%, 12/1/27	$1,511,295
1,000	Campbell and Kenton County, District No. 1, (FSA), 5.00%, 8/1/31	997,320
1,500	Campbell and Kenton County, Sanitation District No. 1, (NPFG), 4.375%, 8/1/35	1,386,300
1,060	Kentucky Rural Water Finance Corp., (NPFG), 4.70%, 8/1/35	1,039,712
500	Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (AGC), 4.25%, 5/15/38	464,565
2,250	Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (FGIC), (NPFG), 5.00%, 5/15/38	2,239,627
290	Owensboro, (AGC), 5.00%, 9/15/27	307,072
225	Owensboro, (AGC), 5.00%, 9/15/31	231,255

		$8,177,146

Lease Revenue / Certificates of Participation — 7.4%

$3,700	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15	$3,120,432
750	Kentucky Property and Buildings Commission, 5.50%, 11/1/28	805,192

		$3,925,624

Other Revenue — 0.4%

$4,200	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$123,228
7,595	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	116,052

		$239,280

Special Tax Revenue — 0.9%

$70	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$70,074
75	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	75,686
325	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	331,783

		$477,543

Transportation — 2.9%

$500	Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/28	$525,845
1,000	Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/29	1,046,600

		$1,572,445

Total Tax-Exempt Investments — 97.7%
(identified cost $52,887,474)		$52,126,072

Other Assets, Less Liabilities — 2.3%		$1,230,864

Net Assets — 100.0%		$53,356,936

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kentucky municipalities. In addition, 14.5% of the Fund’s net assets at August 31, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2009, 64.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 26.8% of total investments.

See notes to financial statements

Eaton Vance Louisiana Municipals Fund as of August 31, 2009

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 100.1%

Principal Amount
(000’s omitted)	Security	Value

Electric Utilities — 2.3%

$1,000	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$935,840

		$935,840

Hospital — 8.2%

$400	Louisiana Public Facilities Authority, (Franciscan Missionaries), 5.00%, 8/15/33	$340,060
1,000	Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.50%, 5/15/47	847,150
1,000	Louisiana Public Facilities Authority, (Our Lady of Lake Medical Center), 6.75%, 7/1/39	1,020,750
500	Louisiana Public Facilities Authority, (Tuoro Infirmary), 5.625%, 8/15/29	354,280
1,010	Tangipahoa Parish, Hospital Service District No. 1, (North Oaks Medical Center), 5.00%, 2/1/30	834,058

		$3,396,298

Housing — 6.1%

$1,595	Louisiana Housing Finance Agency, (GNMA/FNMA/FHLMC), (AMT), 4.80%, 12/1/38	$1,442,391
975	Louisiana Housing Finance Agency, (GNMA/FNMA/FHLMC), (AMT), 5.20%, 6/1/39	943,400
345	Louisiana Housing Finance Authority, SFMR, (GNMA/FNMA), 0.00%, 6/1/27	131,721

		$2,517,512

Industrial Development Revenue — 5.9%

$275	Louisiana Environmental Facilities and Community Development Authority, (Senior-Air Cargo), (AMT), 6.65%, 1/1/25	$227,816
1,470	St. John Baptist Parish, (Marathon Oil Corp.), 5.125%, 6/1/37	1,344,168
1,000	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	842,920

		$2,414,904

Insured-Education — 15.4%

$750	Lafayette Public Trust Financing Authority, (Ragin Cajun Facility, Inc.), (AGC), 6.00%, 10/1/38	$779,685
340	Lafayette Public Trust Financing Authority, (Ragin Cajun Facility, Inc.), (NPFG), 5.00%, 10/1/32	332,693
1,500	Louisiana Environmental Facilities and Community Development Authority, (AMBAC), 4.50%, 10/1/37	1,317,690
500	Louisiana Environmental Facilities and Community Development Authority, (Louisiana State University Student Housing), (NPFG), 4.75%, 8/1/28	454,585
1,140	Louisiana Public Facilities Authority, (Black & Gold Facilities), (CIFG), 4.50%, 7/1/38	762,957
960	Louisiana Public Facilities Authority, (Tulane University), (NPFG), 4.65%, 12/15/32	886,675
1,000	Louisiana Public Facilities Authority, (University of New Orleans), (NPFG), 4.75%, 3/1/32	914,710
850	Louisiana State University and Agricultural and Mechanical College, (AGC), 5.50%, 1/1/34	886,856

		$6,335,851

Insured-Electric Utilities — 3.7%

$2,000	Rapides Finance Authority, (Cleco Power LLC), (AMBAC), 4.70%, 11/1/36	$1,504,460

		$1,504,460

Insured-Escrowed / Prerefunded — 2.3%

$1,250	Jefferson Parish, Home Mortgage Authority, SFMR, (FGIC), Escrowed to Maturity, 0.00%, 5/1/17(1)	$958,325

		$958,325

Insured-General Obligations — 3.8%

$2,250	New Orleans, (AMBAC), 0.00%, 9/1/15	$1,579,298

		$1,579,298

Insured-Hospital — 1.8%

$750	Terrebonne Parish, Hospital Service District No. 1, (Terrebonne General Medical Center), (AMBAC), 5.50%, 4/1/33	$744,090

		$744,090

Insured-Industrial Development Revenue — 2.6%

$1,075	Louisiana Environmental Facilities and Community Development Authority, (BRCC Facility Corp.), (NPFG), 5.00%, 12/1/32	$1,051,780

		$1,051,780

Insured-Lease Revenue / Certificates of Participation — 1.8%

$500	Calcasieu Parish Public Trust Authority Student Lease, (McNeese Student Housing), (NPFG), 5.25%, 5/1/33	463,585

See notes to financial statements

Eaton Vance Louisiana Municipals Fund as of August 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Lease Revenue / Certificates of Participation (continued)

$300	Louisiana Environmental Facilities and Community Development Authority, (Jefferson Parking Garage), (AMBAC), 5.00%, 9/1/31	$273,858

		$737,443

Insured-Other Revenue — 7.8%

$350	Louisiana Environmental Facilities and Community Development Authority, (Capital and Equipment Acquisition), (AMBAC), 4.50%, 12/1/18	$325,825
700	Louisiana Environmental Facilities and Community Development Authority, (Parking Facility Corp. Garage), (AMBAC), 5.375%, 10/1/31	671,587
1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, (AMBAC), (BHAC), 4.50%, 12/1/18	1,063,750
1,000	Louisiana State Citizens Property Insurance Corp., (AGC), 6.75%, 6/1/26	1,151,640

		$3,212,802

Insured-Special Tax Revenue — 5.8%

$1,000	East Baton Rouge Parish, Sales Tax Revenue, (AGC), 5.25%, 8/1/28	$1,066,850
1,000	Louisiana Gas and Fuels Tax, (FSA), 5.00%, 5/1/36	1,010,090
1,525	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	83,829
1,030	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	117,379
560	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	59,780
445	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	44,349

		$2,382,277

Insured-Transportation — 10.7%

$1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, (FSA), (AMT), 5.75%, 1/1/28	$1,026,050
1,500	New Orleans Aviation Board, (FSA), (AMT), 5.00%, 1/1/38	1,353,150
1,500	Port New Orleans Board of Commissioners, (AGC), 5.125%, 4/1/38	1,378,965
620	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	644,530

		$4,402,695

Insured-Water and Sewer — 7.3%

$1,000	Bossier City, Utilities Revenue, (BHAC), 5.50%, 10/1/38	$1,059,310
1,015	East Baton Rouge, Sewer Commission, (FSA), 4.50%, 2/1/36	991,939
975	Louisiana Environmental Facilities and Community Development Authority, (Denham Springs), (AGC), 4.875%, 12/1/38	969,657

		$3,020,906

Other Revenue — 6.4%

$6,995	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$205,233
3,015	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	46,069
1,000	Louisiana Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.375%, 4/1/31	1,027,470
1,500	Tobacco Settlement Financing Corp., 5.875%, 5/15/39	1,348,275

		$2,627,047

Senior Living / Life Care — 1.2%

$500	Louisiana Housing Finance Authority, (Saint Dominic Assisted Care Facility), (GNMA), 6.85%, 9/1/25	$500,560

		$500,560

Special Tax Revenue — 2.9%

$1,010	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	$1,015,798
175	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	178,652

		$1,194,450

Transportation — 1.6%

$675	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop LLC), 5.20%, 10/1/18	$675,290

		$675,290

Water and Sewer — 2.5%

$1,000	East Baton Rouge, Sewer Commission, 5.25%, 2/1/39	$1,019,150

		$1,019,150

Total Tax-Exempt Investments — 100.1%
(identified cost $42,690,399)		$41,210,978

Other Assets, Less Liabilities — (0.1)%		$(44,931)

Net Assets — 100.0%		$41,166,047

See notes to financial statements

Eaton Vance Louisiana Municipals Fund as of August 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association

NPFG - National Public Finance Guaranty Corp.

SFMR - Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Louisiana municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2009, 62.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 18.4% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

See notes to financial statements

Eaton Vance Maryland Municipals Fund as of August 31, 2009

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 101.7%

Principal Amount
(000’s omitted)	Security	Value

Cogeneration — 1.3%

$1,250	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$1,249,988

		$1,249,988

Education — 10.4%

$4,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/32	$4,024,920
2,250	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 4.75%, 10/1/33	2,159,482
1,500	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 5.125%, 10/1/45	1,498,710
1,500	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	1,288,845
400	Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38	202,408
1,000	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	846,520

		$10,020,885

Escrowed / Prerefunded — 6.1%

$1,160	Baltimore County, Economic Development Revenue, (Revisions, Inc.), Prerefunded to 8/15/11, 8.50%, 8/15/25	$1,334,162
1,125	Baltimore, SFMR, (Inner Harbor), Escrowed to Maturity, 8.00%, 12/1/10	1,229,270
2,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Hospital), Prerefunded to 11/15/13, 5.125%, 11/15/34	2,273,880
500	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), Prerefunded to 6/1/11, 5.50%, 6/1/21	539,120
425	Westminster, Educational Facilities, (McDaniel College), Prerefunded to 10/1/12, 5.50%, 4/1/27	481,049

		$5,857,481

General Obligations — 12.8%

$1,140	Anne Arundel County, Water and Sewer Construction, 4.50%, 4/1/29	$1,174,348
500	Anne Arundel County, Water and Sewer Construction, 4.625%, 4/1/33	509,745
1,000	Anne Arundel County, Water and Sewer Construction, 4.75%, 4/1/39	1,020,030
500	Baltimore County, (Metropolitan District), 4.25%, 9/1/36	481,635
2,000	Baltimore County, (Metropolitan District), 5.00%, 2/1/31(1)	2,128,440
1,000	Montgomery County, 5.00%, 5/1/23	1,108,560
1,500	Montgomery County, 5.00%, 5/1/25	1,644,480
1,000	Montgomery County, 5.25%, 10/1/19	1,055,840
2,235	Prince George’s County Housing Authority, 5.00%, 7/15/23	2,474,235
1,100	Puerto Rico, 0.00%, 7/1/16	747,967

		$12,345,280

Hospital — 10.2%

$1,500	Baltimore County, (Catholic Health Initiatives), 4.50%, 9/1/33	$1,375,440
1,000	Maryland Health and Higher Educational Facilities Authority, (Calvert Health System), 5.50%, 7/1/36	1,006,230
1,500	Maryland Health and Higher Educational Facilities Authority, (Medstar Health), 4.75%, 5/15/42	1,254,930
2,330	Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	2,272,705
1,000	Maryland Health and Higher Educational Facilities Authority, (Union Hospital of Cecil County), 5.00%, 7/1/40	904,180
2,500	Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/41	2,254,225
750	Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), 5.75%, 1/1/38	703,245

		$9,770,955

Housing — 7.3%

$1,000	Maryland Community Development Administration, (AMT), 5.10%, 9/1/37	$957,360
1,170	Maryland Community Development Administration, Department of Housing and Community Development, (AMT), 5.15%, 9/1/42(2)	1,116,535
1,000	Maryland Community Development Administration, MFMR, (AMT), 4.70%, 9/1/37	883,920
1,000	Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/37	904,260
2,000	Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/47	1,779,260
500	Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/39	382,765
1,000	Prince George’s County Housing Authority, (Langely Gardens), (AMT), 5.875%, 2/20/39	1,000,870

		$7,024,970

See notes to financial statements

Eaton Vance Maryland Municipals Fund as of August 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Industrial Development Revenue — 2.0%

$960	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 6.50%, 7/1/24	$773,462
205	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 7.34%, 7/1/24	173,266
1,000	Maryland Economic Development Corp., (Waste Management, Inc.), (AMT), 4.60%, 4/1/16	931,170

		$1,877,898

Insured-Education — 1.5%

$1,200	Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$1,406,556

		$1,406,556

Insured-Escrowed / Prerefunded — 5.4%

$3,145	Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,519,538
1,500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/12, 5.125%, 7/1/26	1,686,315

		$5,205,853

Insured-General Obligations — 1.0%

$1,000	Puerto Rico, (NPFG), 5.50%, 7/1/29	$986,850

		$986,850

Insured-Hospital — 8.7%

$2,500	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42(2)	$2,351,338
3,035	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	2,883,554
3,150	Puerto Rico, Industrial Tourist Educational Medical & Environment Control Facilities Authority, (Auxilio Mutuo Obligated Group), (NPFG), 6.25%, 7/1/24	3,151,354

		$8,386,246

Insured-Housing — 1.2%

$1,530	Maryland Economic Development Corp., (University of Maryland), (CIFG), 4.50%, 6/1/35	$1,116,563

		$1,116,563

Insured-Special Tax Revenue — 2.8%

$2,000	Baltimore, (Baltimore Hotel Corp.), (XLCA), 5.25%, 9/1/39	$1,443,040
550	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	140,272
1,325	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	310,222
2,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	320,100
300	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	38,937
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	432,240

		$2,684,811

Insured-Transportation — 11.9%

$805	Maryland Transportation Authority, (FSA), 4.50%, 7/1/41	$806,006
1,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/28	1,045,740
1,500	Maryland Transportation Authority, (FSA), 5.00%, 7/1/36	1,560,735
1,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/38	1,038,270
2,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/41(2)	2,072,110
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), 5.00%, 3/1/27	1,518,060
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), (AMT), 5.25%, 3/1/27	1,427,460
2,140	Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	2,015,088

		$11,483,469

Insured-Water and Sewer — 5.4%

$500	Baltimore, (Water Projects), (FGIC), (NPFG), 5.125%, 7/1/42	$502,790
1,250	Baltimore, Wastewater, (AMBAC), 5.00%, 7/1/32	1,275,075
1,000	Baltimore, Wastewater, (FGIC), (NPFG), 5.00%, 7/1/22	1,064,870
2,000	Baltimore, Wastewater, (NPFG), 5.65%, 7/1/20	2,336,040

		$5,178,775

Other Revenue — 2.6%

$15,520	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$455,357
10,110	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	154,481

See notes to financial statements

Eaton Vance Maryland Municipals Fund as of August 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Other Revenue (continued)

$895	Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.375%, 7/1/32	$896,208
1,000	Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.625%, 7/1/22	1,026,330

		$2,532,376

Senior Living / Life Care — 1.5%

$375	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	$311,978
600	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	511,494
750	Maryland Health and Higher Educational Facilities Authority, (Mercy Ridge), 4.75%, 7/1/34	614,677

		$1,438,149

Special Tax Revenue — 5.8%

$750	Baltimore, (Clipper Mill), 6.25%, 9/1/33	$581,835
500	Baltimore, (Strathdale Manor), 7.00%, 7/1/33	449,740
800	Frederick County, Urbana Community Development Authority, 6.625%, 7/1/25	692,768
1,000	Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	1,115,430
250	Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	262,215
2,425	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	2,438,920

		$5,540,908

Transportation — 3.8%

$1,000	Maryland State Department of Transportation, County Transportation, 5.00%, 2/15/23	$1,108,640
2,500	Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	2,526,950

		$3,635,590

Total Tax-Exempt Investments — 101.7%
(identified cost $101,015,957)		$97,743,603

Other Assets, Less Liabilities — (1.7)%		$(1,610,413)

Net Assets — 100.0%		$96,133,190

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MFMR - Multi-Family Mortgage Revenue

NPFG - National Public Finance Guaranty Corp.

SFMR - Single Family Mortgage Revenue

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Maryland municipalities. In addition, 13.4% of the Fund’s net assets at August 31, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2009, 37.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 11.7% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

See notes to financial statements

Eaton Vance Missouri Municipals Fund as of August 31, 2009

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 100.3%

Principal Amount
(000’s omitted)	Security	Value

Education — 6.4%

$2,000	Curators University System Facilities Revenue, (University of Missouri), 5.00%, 11/1/33	$2,068,980
1,450	Missouri State Health and Educational Facilities Authority, (Washington University), 4.50%, 1/15/41	1,435,486
1,275	Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	1,373,961
1,500	Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(2)	1,616,415

		$6,494,842

Electric Utilities — 0.4%

$375	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	$372,945

		$372,945

Escrowed / Prerefunded — 1.1%

$1,000	Saint Louis County, Mortgage Revenue, (GNMA), (AMT), Escrowed to Maturity, 5.40%, 1/1/16	$1,132,830

		$1,132,830

General Obligations — 4.9%

$1,000	Clay County, Public School District, 5.00%, 3/1/28	$1,058,160
1,000	Jackson County, Reorganized School District No. 7, 5.00%, 3/1/28	1,068,490
1,000	Kansas City, 4.75%, 2/1/25	1,067,040
750	University City School District (Direct Deposit Program), 5.00%, 2/15/26	811,733
3,000	Wentzville School District No. R-4, 0.00%, 3/1/28	1,025,370

		$5,030,793

Hospital — 6.4%

$1,000	Cape Girardeau County Industrial Development Authority, (Southeast Missouri Hospital Association), 5.00%, 6/1/36	$798,040
1,950	Missouri State Health and Educational Facilities Authority, (Barnes Jewish Christian Hospital), 5.25%, 5/15/14	2,130,277
870	Missouri State Health and Educational Facilities Authority, (Freeman Health Systems), 5.25%, 2/15/18	860,047
495	Missouri State Health and Educational Facilities Authority, (Lake of the Ozarks General Hospital), 6.50%, 2/15/21	494,980
250	Missouri State Health and Educational Facilities Authority, (Lake Regional Health System), 5.70%, 2/15/34	221,488
1,000	Missouri State Health and Educational Facilities Authority, (SSM Healthcare), 5.00%, 6/1/36	995,540
1,250	West Plains Industrial Development Authority, (Ozarks Medical Center), 5.65%, 11/15/22	964,538

		$6,464,910

Housing — 1.6%

$885	Jefferson County Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$736,656
505	Missouri Housing Development Commission, (AMT), 5.05%, 1/1/24	502,925
345	Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 5.00%, 9/1/37	325,194
80	Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 6.45%, 9/1/27	80,070

		$1,644,845

Industrial Development Revenue — 4.0%

$1,080	Missouri Development Finance Authority, Solid Waste Disposal, (Procter and Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,060,484
1,200	Missouri Environmental Improvement and Energy Resources Authority, (American Cyanamid), 5.80%, 9/1/09	1,200,000
2,000	Saint Louis Industrial Development Authority, (Anheuser Busch Sewer and Solid Waste Disposal Facilities), (AMT), 4.875%, 3/1/32	1,606,500
300	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	252,876

		$4,119,860

Insured-Education — 2.2%

$650	Lincoln University Auxiliary System Revenue, (AGC), 5.125%, 6/1/37	$654,329
1,500	Missouri State University Auxiliary Enterprise System, (XLCA), 5.00%, 4/1/25	1,551,570

		$2,205,899

Insured-Electric Utilities — 12.6%

$1,240	Columbia Electric Utility Improvement Revenue, (AMBAC), 5.00%, 10/1/28	$1,290,170
2,250	Missouri Environmental Improvement and Energy Resources Authority, (Union Electric), (AMBAC), (AMT), 5.45%, 10/1/28	2,093,467
1,140	Missouri Joint Municipal Electric Utility Commission, (AMBAC), 4.50%, 1/1/36	1,029,648

See notes to financial statements

Eaton Vance Missouri Municipals Fund as of August 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Electric Utilities (continued)

$2,715	Missouri Joint Municipal Electric Utility Commission, (AMBAC), (BHAC), 4.50%, 1/1/37	$2,660,428
195	Missouri Joint Municipal Electric Utility Commission, (NPFG), 5.00%, 1/1/26	182,768
390	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	397,929
455	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	451,224
1,000	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,017,250
1,200	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	1,289,544
2,370	Springfield, Public Utility, (BHAC), (FGIC), 4.50%, 8/1/36	2,392,373

		$12,804,801

Insured-Escrowed / Prerefunded — 7.5%

$3,590	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	$2,199,701
205	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/21	118,084
2,000	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	2,222,020
1,000	Puerto Rico Electric Power Authority, (NPFG), Prerefunded to 7/1/13, 5.00%, 7/1/32	1,136,090
625	Saint Louis, Board of Education, (NPFG), Prerefunded to 4/1/16, 5.00%, 4/1/25	732,950
375	Saint Louis, Board of Education, (NPFG), Prerefunded to 4/1/16, 5.00%, 4/1/25	439,770
750	Saint Louis Airport, (Capital Improvement Program), (NPFG), Prerefunded to 7/1/12, 5.00%, 7/1/32	827,932

		$7,676,547

Insured-General Obligations — 7.1%

$1,200	Jackson County, Consolidated School District No. 002 (Missouri Direct Deposit), (NPFG), 5.00%, 3/1/27	$1,257,588
1,000	Kansas City, (NPFG), 5.00%, 2/1/27	1,074,220
1,000	Platte County Reorganized School District No. R-3, (FSA), 5.00%, 3/1/25	1,066,110
1,900	Saint Charles County, Francis Howell School District, (FGIC), (NPFG), 0.00%, 3/1/16	1,534,801
1,000	Saint Charles County, Francis Howell School District, (FGIC), (NPFG), 5.25%, 3/1/21	1,186,410
1,000	Springfield, School District No. R-12, (FSA), 5.25%, 3/1/25	1,072,580

		$7,191,709

Insured-Hospital — 5.2%

$5,910	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$3,613,433
335	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/21	181,778
1,500	North Kansas City, (North Kansas City Memorial Hospital), (FSA), 5.125%, 11/15/33	1,501,845

		$5,297,056

Insured-Industrial Development Revenue — 1.8%

$2,000	Kansas City Industrial Development Authority, (AMBAC), 4.50%, 12/1/32	$1,863,560

		$1,863,560

Insured-Lease Revenue / Certificates of Participation — 9.1%

$1,000	Cape Girardeau County, Building Corp., (Jackson R-II School District), (NPFG), 5.25%, 3/1/25	$1,045,300
1,000	Cape Girardeau County, Building Corp., (Jackson R-II School District), (NPFG), 5.25%, 3/1/26	1,040,150
1,900	Jackson County, (Harry S. Truman Sports Complex), (AMBAC), 4.50%, 12/1/31	1,819,706
1,000	Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 0.00%, 12/1/20	537,050
1,000	Jackson County, Leasehold Revenue, (Truman Sports), (NPFG), 5.00%, 12/1/27	1,023,700
2,270	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	861,011
2,105	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	598,199
240	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	215,825
1,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,154,940
2,000	Saint Louis Industrial Development Authority, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	984,960

		$9,280,841

Insured-Other Revenue — 0.8%

$750	Missouri Development Finance Authority, Cultural Facility, (Nelson Gallery Foundation), (NPFG), 5.25%, 12/1/22	$783,750

		$783,750

Insured-Special Tax Revenue — 6.2%

$2,350	Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (FSA), 5.25%, 7/1/28	$2,450,251
1,730	Howard Bend, Levee District, (XLCA), 5.25%, 3/1/28	1,630,404

See notes to financial statements

Eaton Vance Missouri Municipals Fund as of August 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Special Tax Revenue (continued)

$600	Kansas City, (Blue Parkway Town Center), (NPFG), 5.00%, 7/1/27	$533,592
1,000	Kansas City, Special Obligations, (AGC), 5.00%, 3/1/28	1,044,330
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	640,200

		$6,298,777

Insured-Transportation — 4.8%

$2,060	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$2,141,504
900	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	888,165
910	Saint Louis Airport, (Lambert International Airport), (FGIC), (NPFG), (AMT), 6.00%, 7/1/14	964,991
1,000	Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/31	938,340

		$4,933,000

Insured-Water and Sewer — 0.8%

$1,000	Missouri Environmental Improvement and Energy Resources Authority, (Missouri - American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	$771,300

		$771,300

Other Revenue — 2.5%

$2,500	Missouri Development Finance Board Cultural Facilities Revenue, (Kauffman Center), 4.75%, 6/1/37	$2,515,950

		$2,515,950

Senior Living / Life Care — 4.1%

$1,000	Kansas City Industrial Development Revenue, (Kingswood Manor), 5.80%, 11/15/17	$846,530
1,000	Lees Summit Industrial Development Authority, Health Facility, (John Knox Village), 5.125%, 8/15/32	783,510
2,000	Missouri State Health and Educational Facilities Authority, (Lutheran Senior Services), 5.125%, 2/1/27	1,678,920
1,000	St. Louis County Industrial Development Authority, Series A, (Friendship Village West County), 5.50%, 9/1/28	868,240

		$4,177,200

Special Tax Revenue — 3.5%

$270	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270,286
295	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	297,699
600	Kansas City, Tax Increment Revenue, (Maincor Projects), Series A, 5.25%, 3/1/18	513,054
2,425	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	2,438,920

		$3,519,959

Transportation — 3.8%

$270	Branson, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/25	$192,953
525	Branson, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/37	343,339
2,000	Missouri Highway and Transportation Commission, 5.00%, 5/1/19	2,239,600
1,000	Missouri Highway and Transportation Commission, 5.00%, 5/1/26	1,071,250

		$3,847,142

Water and Sewer — 3.5%

$1,200	Kansas City, Sanitation Sewer System Revenue, 5.25%, 1/1/34	$1,251,168
800	Kansas City, Water Revenue, 5.25%, 12/1/32	835,080
510	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), 7.20%, 7/1/16	548,357
1,000	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 0.00%, 1/1/14	897,930

		$3,532,535

Total Tax-Exempt Investments — 100.3%
(identified cost $102,786,868)		$101,961,051

Other Assets, Less Liabilities — (0.3)%		$(310,304)

Net Assets — 100.0%		$101,650,747

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association

MFMR - Multi-Family Mortgage Revenue

NPFG - National Public Finance Guaranty Corp.

See notes to financial statements

Eaton Vance Missouri Municipals Fund as of August 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

SFMR - Single Family Mortgage Revenue
XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Missouri municipalities. In addition, 14.1% of the Fund’s net assets at August 31, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2009, 58.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 23.5% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance North Carolina Municipals Fund as of August 31, 2009

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 106.6%

Principal Amount
(000’s omitted)	Security	Value

Education — 9.2%

$5,000	North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	$5,192,700
2,000	North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/38	2,084,700
1,050	University of North Carolina at Chapel Hill, 0.00%, 8/1/17	807,544
1,980	University of North Carolina at Chapel Hill, 0.00%, 8/1/21	1,214,334

		$9,299,278

Electric Utilities — 8.8%

$2,000	North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/24	$2,269,500
1,250	North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/26	1,269,400
3,500	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	3,559,675
90	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	84,226
625	Puerto Rico Electric Power Authority, 5.50%, 7/1/38	626,250
1,000	Wake County Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	1,039,490

		$8,848,541

Escrowed / Prerefunded — 2.9%

$1,950	Puerto Rico Electric Power Authority, Escrowed to Various Dates, Series N, 0.00%, 7/1/17	$1,451,229
2,000	Puerto Rico Electric Power Authority, Escrowed to Various Dates, Series O, 0.00%, 7/1/17	1,502,240

		$2,953,469

General Obligations — 2.1%

$1,000	Charlotte, 5.00%, 7/1/29	$1,037,680
1,000	Wake County, 5.00%, 6/1/36	1,036,640

		$2,074,320

Hospital — 13.1%

$4,980	Charlotte-Mecklenburg Hospital Authority, 5.00%, 1/15/47(1)	$4,902,843
900	North Carolina Medical Care Commission, (Mission Health System), 4.50%, 10/1/32	842,850
2,000	North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/25	2,052,060
1,350	North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/36	1,324,404
1,000	North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.375%, 6/1/32	919,390
500	North Carolina Medical Care Commission, (Union Regional Medical Center), 5.375%, 1/1/32	474,135
2,500	North Carolina Medical Care Commission, (University Health System), 6.25%, 12/1/33	2,694,375

		$13,210,057

Housing — 7.5%

$1,430	Charlotte Housing Authority, (South Oaks Crossing Apartments), (AMT), 4.60%, 8/20/26	$1,336,478
2,415	North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/37	2,175,963
1,995	North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/39	1,785,186
1,000	North Carolina Housing Finance Agency, (AMT), 4.85%, 7/1/38	903,800
990	North Carolina Housing Finance Agency, (AMT), 4.90%, 7/1/37	908,018
440	North Carolina Housing Finance Agency, MFMR, (AMT), 6.45%, 9/1/27	440,387

		$7,549,832

Insured-Education — 2.5%

$1,320	North Carolina Educational Facilities Finance Agency, (Johnson & Wales University), (XLCA), 5.00%, 4/1/33	$1,097,936
350	University of North Carolina at Greensboro, (AGC), 5.00%, 4/1/34	358,285
1,000	University of North Carolina at Wilmington, (AGC), 5.00%, 10/1/33	1,016,020

		$2,472,241

Insured-Electric Utilities — 3.3%

$1,000	North Carolina Eastern Municipal Power Agency, (AGC), 6.00%, 1/1/19	$1,063,120
1,000	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	991,700
1,250	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	1,239,425

		$3,294,245

See notes to financial statements

Eaton Vance North Carolina Municipals Fund as of August 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-General Obligations — 1.1%

$840	Puerto Rico, (NPFG), 5.50%, 7/1/20	$848,812
220	Smithville Township, Brunswick County, (NPFG), 5.00%, 6/1/24	229,009

		$1,077,821

Insured-Hospital — 11.1%

$1,675	Johnston Memorial Hospital, (FSA), Variable Rate, 14.893%, 10/1/36(2)(3)(4)	$1,785,818
375	Nash Health Care System, (FSA), 5.00%, 11/1/30	359,381
1,000	New Hanover County, Hospital Revenue, (New Hanover Regional Medical Center), (FSA), 5.125%, 10/1/31	1,012,130
1,045	North Carolina Medical Care Commission, (Betsy Johnson), (FSA), 5.375%, 10/1/24	1,063,894
1,500	North Carolina Medical Care Commission, (Cleveland County Healthcare), (AMBAC), 5.00%, 7/1/35	1,336,545
1,000	North Carolina Medical Care Commission, (Wakemed), (AGC), 5.625%, 10/1/38	1,032,680
2,090	North Carolina Medical Care Commission, (Wakemed), (AGC), 5.875%, 10/1/38	2,178,699
1,500	North Carolina Medical Care Commission, (Wilson Memorial Hospital), (AMBAC), 0.00%, 11/1/15	1,198,005
1,175	Onslow County Hospital Authority, (Onslow Memorial Hospital), (NPFG), 5.00%, 4/1/26	1,177,033

		$11,144,185

Insured-Housing — 0.5%

$450	University of North Carolina at Wilmington, Certificates of Participation, (Student Housing Project), (AGC), 5.00%, 6/1/32	$458,915

		$458,915

Insured-Lease Revenue / Certificates of Participation — 6.3%

$1,000	City of Monroe, Certificates of Participation, (AGC), 5.50%, 3/1/39	$1,033,630
2,500	County of Rockingham, (AGC), 5.00%, 4/1/32	2,557,700
1,500	Franklin County, Certificates of Participation, (NPFG), 5.00%, 9/1/27	1,538,775
1,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,154,940

		$6,285,045

Insured-Other Revenue — 2.0%

$2,000	Monroe, Combined Enterprise System Revenue, (AGC), 5.00%, 3/1/33	$2,040,240

		$2,040,240

Insured-Special Tax Revenue — 2.9%

$550	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$530,585
12,440	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	683,827
12,000	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	1,461,000
450	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	51,282
895	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	95,541
720	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	71,755

		$2,893,990

Insured-Transportation — 8.8%

$2,000	Charlotte, Airport, (AMBAC), 4.50%, 7/1/37	$1,811,220
500	Charlotte, Airport, (NPFG), (AMT), 5.25%, 7/1/21	505,060
10,000	North Carolina Turnpike Authority, (Triangle Expressway System Revenue), (AGC), 0.00%, 1/1/35	1,934,900
1,000	North Carolina Turnpike Authority, (Triangle Expressway System Revenue), (AGC), 5.375%, 1/1/26	1,037,440
1,800	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	1,871,217
1,800	Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	1,694,934

		$8,854,771

Insured-Water and Sewer — 2.5%

$555	Broad River Water Authority, Water System, (XLCA), 5.00%, 6/1/21	$539,632
500	Brunswick County, Enterprise System Water and Sewer Revenue, (FSA), 5.25%, 4/1/26	523,575
1,500	Kannapolis, Water and Sewer, (FSA), (AMT), 5.25%, 2/1/26	1,496,655

		$2,559,862

Lease Revenue / Certificates of Participation — 9.4%

$1,550	Cabarrus County, Certificates of Participation, 5.00%, 6/1/29	$1,590,765
1,400	Cabarrus County, Certificates of Participation, 5.25%, 6/1/28	1,477,224
700	Charlotte, (Government Facilities), 5.00%, 6/1/28	714,567
1,500	Charlotte, (Government Facilities), 5.00%, 6/1/33	1,512,120
1,000	Durham County, Certificates of Participation, 5.00%, 6/1/31	1,028,700

See notes to financial statements

Eaton Vance North Carolina Municipals Fund as of August 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Lease Revenue / Certificates of Participation (continued)

$2,000	Raleigh, (Downtown Improvement Projects), 5.00%, 2/1/27	$2,108,820
1,050	Wilmington, Certificates of Participation, 5.00%, 6/1/38	1,068,543

		$9,500,739

Other Revenue — 1.5%

$13,560	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$397,850
1,000	North Carolina, Capital Improvement Limited Obligation, 5.00%, 5/1/27	1,087,830

		$1,485,680

Senior Living / Life Care — 1.7%

$2,000	North Carolina Medical Care Commission, (United Methodist), 5.50%, 10/1/32	$1,677,840

		$1,677,840

Special Tax Revenue — 2.2%

$1,620	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	$1,629,299
545	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	556,375

		$2,185,674

Water and Sewer — 7.2%

$2,000	Cape Fear Public Utility Authority, Water and Sewer System, 5.00%, 8/1/35	$2,069,740
2,000	Cary, Comb Enterprise System, 5.00%, 12/1/33	2,083,540
1,975	Charlotte, Water and Sewer, 5.125%, 6/1/26	2,039,444
1,000	Winston-Salem, Water and Sewer System, 5.00%, 6/1/34	1,049,510

		$7,242,234

Total Tax-Exempt Investments — 106.6%
(identified cost $105,054,653)		$107,108,979

Other Assets, Less Liabilities — (6.6)%		$(6,617,065)

Net Assets — 100.0%		$100,491,914

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MFMR - Multi-Family Mortgage Revenue

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by North Carolina municipalities. In addition, 16.3% of the Fund’s net assets at August 31, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2009, 38.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 15.5% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2009.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, the aggregate value of these securities is $1,785,818 or 1.8% of the Fund’s net assets.

(4)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,025,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

See notes to financial statements

Eaton Vance Oregon Municipals Fund as of August 31, 2009

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 104.0%

Principal Amount
(000’s omitted)	Security	Value

Cogeneration — 0.6%

$960	Western Generation Agency, (Wauna Cogeneration), (AMT), 5.00%, 1/1/12	$934,253

		$934,253

Education — 4.0%

$3,000	City of Forest Grove, (Pacific University), 6.375%, 5/1/39	$3,025,500
2,000	Oregon Health and Science University, 5.75%, 7/1/39	2,066,580
1,000	Oregon State Facilities Authority, (Linfield College), 5.00%, 10/1/25	961,480

		$6,053,560

Electric Utilities — 1.2%

$1,000	Northern Wasco County, (Bonneville Power Administration), 5.20%, 12/1/24	$1,002,300
270	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	252,677
625	Puerto Rico Electric Power Authority, 5.50%, 7/1/38	626,250

		$1,881,227

General Obligations — 32.0%

$3,490	Clackamas and Washington Counties, School District No. 3JT, 5.00%, 6/15/33	$3,663,383
1,620	Clackamas County, Oregon Trail School District No. 46, 0.00%, 6/15/32	478,888
2,000	Clackamas County, Oregon Trail School District No. 46, 0.00%, 6/15/33	556,560
12,870	Clackamas County, Oregon Trail School District No. 46, 0.00%, 6/15/39	2,571,297
3,730	Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/26	1,721,209
4,175	Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/27	1,808,109
3,970	Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/31	1,347,775
8,000	Jackson County, School District No. 549C, 5.00%, 6/15/33(1)	8,275,480
2,500	Keizer, (Keizer Station Area A Improvement District), 5.20%, 6/1/31	2,519,025
1,000	Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/29	374,160
1,215	Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/30	427,340
1,365	Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/34	369,642
2,750	Oregon, 4.50%, 8/1/37	2,758,992
2,085	Oregon, 4.70%, 12/1/41	1,930,001
2,360	Oregon, 5.00%, 8/1/38	2,452,819
1,065	Oregon Board of Higher Education, 0.00%, 8/1/20	686,957
4,425	Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	4,426,239
660	Oregon Veterans Welfare, Series 81, 5.25%, 10/1/42	662,548
1,270	Oregon Veterans Welfare, Series 82, 5.50%, 12/1/42	1,279,754
5,820	Polk Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/33	1,682,271
3,350	Polk Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/38	739,312
2,120	Polk Marion and Benton Counties, School District No. 13J, 0.00%, 12/15/38	455,885
1,790	Portland, (Headwater Apartments), 5.00%, 4/1/25	1,866,701
12,660	Salem-Keizer, School District No. 24J, 0.00%, 6/15/30	4,534,812
1,000	Umatilla County, Hermiston School District No. 8R, 0.00%, 6/15/24	500,170

		$48,089,329

Hospital — 2.9%

$2,000	Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), 8.25%, 1/1/38	$2,303,860
2,105	Hood River County Health Facilities Authority, Elderly Housing, (Down Manor), 6.50%, 1/1/17	2,108,600

		$4,412,460

Housing — 14.2%

$830	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	$691,523
3,000	Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	2,713,290
3,300	Oregon Housing and Community Services Department, (AMT), 5.40%, 7/1/27	3,337,257
750	Oregon Housing and Community Services Department, MFMR, (AMT), 5.70%, 7/1/29	750,150
2,500	Oregon Housing and Community Services Department, MFMR, (FHA), (AMT), 5.00%, 7/1/47	2,263,300
2,000	Oregon Housing and Community Services Department, SFMR, (AMT), 4.75%, 7/1/36	1,785,580
2,160	Oregon Housing and Community Services Department, SFMR, (AMT), 5.00%, 1/1/25	2,114,575
635	Oregon Housing and Community Services Department, SFMR, (AMT), 6.20%, 7/1/27	635,438
350	Oregon Housing and Community Services Department, SFMR, (AMT), 6.40%, 7/1/26	350,304
360	Oregon Housing and Community Services Department, SFMR, (AMT), 6.45%, 7/1/26	360,328
1,495	Portland Housing Authority, (Pearl Court LP), (AMT), 4.50%, 1/1/22	1,456,250

See notes to financial statements

Eaton Vance Oregon Municipals Fund as of August 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Housing (continued)

$2,030	Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	$1,873,568
465	Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	463,656
2,740	Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,547,296

		$21,342,515

Industrial Development Revenue — 3.2%

$735	Oregon Economic Development Authority, (Georgia-Pacific), (AMT), 5.70%, 12/1/25	$599,040
3,500	Port of Astoria, PCR, (James River Corp.), 6.55%, 2/1/15	3,409,035
830	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	363,972
915	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.30%, 6/1/23	401,099

		$4,773,146

Insured-Education — 1.7%

$4,850	Oregon Health Science University, (NPFG), 0.00%, 7/1/21	$2,508,468

		$2,508,468

Insured-Electric Utilities — 3.6%

$1,715	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	$1,749,866
2,760	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	2,737,092
1,000	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	991,540

		$5,478,498

Insured-General Obligations — 8.7%

$715	Beaverton, School District, (AGC), 5.125%, 6/1/36	$748,870
1,000	City of Newport, (AGC), 0.00%, 6/1/28	399,790
1,225	City of Newport, (AGC), 0.00%, 6/1/29	459,228
2,950	Deschutes and Jefferson Counties, School District No. 2J, (FGIC), (NPFG), 0.00%, 6/15/23	1,609,195
3,750	Lane County, School District No. 019, (Springfield), (FSA), 0.00%, 6/15/28	1,347,562
575	Lane County, School District No. 019, (Springfield), (FSA), 0.00%, 6/15/29	192,608
600	Linn County, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.50%, 6/15/27	700,314
4,000	Linn County, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.50%, 6/15/30	4,601,040
3,425	Washington, Clackamas and Yamhill Counties, School District No. 88J, (NPFG), 0.00%, 6/15/31	965,610
5,000	Washington, Multnomah and Yamhill Counties, School District No. 1J, (NPFG), 0.00%, 6/15/26	2,068,450

		$13,092,667

Insured-Hospital — 0.9%

$1,415	Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), 5.375%, 1/1/35	$1,419,132

		$1,419,132

Insured-Special Tax Revenue — 3.6%

$560	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$142,822
450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	58,406
12,100	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	949,245
1,015	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	979,170
20,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	1,821,800
17,500	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	961,975
905	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	103,134
1,795	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	191,616
1,435	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	143,012

		$5,351,180

Insured-Transportation — 4.0%

$315	Jackson County, Airport, (XLCA), 5.25%, 12/1/32	$294,912
1,685	Jackson County, Airport, (XLCA), 5.25%, 12/1/37	1,530,823
2,265	Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	2,276,846
1,800	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	1,871,217

		$5,973,798

Insured-Water and Sewer — 0.7%

$1,095	Portland, Water System, (NPFG), 4.50%, 10/1/31	$1,109,684

		$1,109,684

See notes to financial statements

Eaton Vance Oregon Municipals Fund as of August 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Lease Revenue / Certificates of Participation — 0.6%

$820	Oregon Department of Administration Services, 5.125%, 5/1/33	$842,985

		$842,985

Other Revenue — 2.6%

$20,255	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$594,282
3,130	Oregon State Department of Administrative Services, 5.00%, 4/1/29	3,300,491

		$3,894,773

Senior Living / Life Care — 1.2%

$1,750	Clackamas County, Hospital Facility Authority, (Homewoods), 5.15%, 10/20/37	$1,756,895

		$1,756,895

Special Tax Revenue — 7.8%

$4,290	Oregon Department of Transportation, (Highway User Tax), 4.50%, 11/15/32	$4,316,984
2,475	Portland Limited Tax General Obligation, 0.00%, 6/1/22	1,435,549
5,235	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	5,265,049
755	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	770,757

		$11,788,339

Transportation — 2.8%

$4,000	Port of Portland Airport Revenue, 5.00%, 7/1/29	$4,141,280

		$4,141,280

Water and Sewer — 7.7%

$2,805	City of Eugene, 4.50%, 8/1/31	$2,852,348
2,285	Portland, Sewer System, 4.75%, 6/15/29	2,361,159
1,885	Portland, Sewer System, 4.75%, 6/15/30	1,935,311
4,260	Washington County, Clean Water Services, 4.75%, 10/1/27	4,383,710

		$11,532,528

Total Tax-Exempt Investments — 104.0%
(identified cost $158,222,489)		$156,376,717

Other Assets, Less Liabilities — (4.0)%		$(6,007,328)

Net Assets — 100.0%		$150,369,389

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance, Inc.

MFMR - Multi-Family Mortgage Revenue

NPFG - National Public Finance Guaranty Corp.

PCR - Pollution Control Revenue

SFMR - Single Family Mortgage Revenue

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Oregon municipalities. In addition, 13.4% of the Fund’s net assets at August 31, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2009, 22.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 12.5% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

See notes to financial statements

Eaton Vance South Carolina Municipals Fund as of August 31, 2009

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 101.6%

Principal Amount
(000’s omitted)	Security	Value

Education — 4.1%

$865	South Carolina Educational Facilities Authority, (Furman University), 4.625%, 10/1/35	$838,825
1,265	South Carolina Educational Facilities Authority, (Furman University), 5.00%, 10/1/38	1,265,696
750	South Carolina Educational Facilities Authority, (Wofford College), 4.50%, 4/1/30	671,002
225	South Carolina Educational Facilities Authority, (Wofford College), 5.00%, 4/1/36	210,263
3,505	South Carolina Educational Facilities Authority, (Wofford College), 5.25%, 4/1/32	3,570,649

		$6,556,435

Electric Utilities — 7.5%

$330	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	$328,192
1,500	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	1,403,760
2,000	South Carolina Public Service Authority, 5.25%, 1/1/39	2,103,820
4,460	South Carolina Public Service Authority, 5.375%, 1/1/28	4,864,522
3,000	South Carolina Public Service Authority, 5.50%, 1/1/38	3,226,380

		$11,926,674

General Obligations — 2.4%

$685	Richland County, Sewer System, (Broad River), 5.125%, 3/1/29	$708,831
2,360	South Carolina, 3.25%, 8/1/30	1,982,707
1,240	South Carolina, (Clemson University), 2.50%, 6/1/21	1,103,712

		$3,795,250

Hospital — 4.1%

$3,615	Lexington County, (Health Services District, Inc.), 5.00%, 11/1/27	$3,493,319
3,380	South Carolina Jobs Economic Development Authority, (Kershaw County Medical Center Project), 6.00%, 9/15/38	3,070,865

		$6,564,184

Industrial Development Revenue — 1.8%

$400	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	$175,408
1,500	Richland County, (International Paper Co.), (AMT), 5.95%, 9/1/31	1,357,935
1,400	Richland County, (International Paper Co.), (AMT), 6.10%, 4/1/23	1,341,858

		$2,875,201

Insured-Education — 3.0%

$1,635	College of Charleston, Academic and Administrative Facilities, (XLCA), 4.50%, 4/1/37	$1,472,677
1,000	College of Charleston, Academic and Administrative Facilities, (XLCA), 4.625%, 4/1/30	957,680
475	College of Charleston, Academic and Administrative Facilities, (XLCA), 5.375%, 4/1/25	488,257
2,000	College of Charleston, Higher Education Facility, (XLCA), 4.50%, 4/1/37	1,801,440

		$4,720,054

Insured-Electric Utilities — 9.8%

$8,235	Piedmont Municipal Power Agency, (AGC), (AMBAC), 0.00%, 1/1/29	$2,670,693
14,260	Piedmont Municipal Power Agency, (AGC), (AMBAC), 0.00%, 1/1/32	3,816,546
7,500	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/29	2,342,775
2,940	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/32	750,229
2,090	Piedmont Municipal Power Agency, (FGIC), (NPFG), 0.00%, 1/1/23	995,572
1,420	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	1,448,869
3,725	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	3,694,082

		$15,718,766

Insured-General Obligations — 2.7%

$1,300	Berkeley County, (FSA), 2.00%, 9/1/25	$954,564
3,935	Berkeley County, School District, (FSA), 2.75%, 1/15/22	3,436,711

		$4,391,275

Insured-Hospital — 7.0%

$2,775	Florence County, (Mcleod Regional Medical Center Project), (FSA), 5.25%, 11/1/27	$2,842,821
3,155	Medical University Hospital Authority, (NPFG), 5.00%, 8/15/31	3,156,294
3,000	South Carolina Jobs Economic Development Authority, (Anmed Health), (AGC), 5.50%, 2/1/38	3,068,430

See notes to financial statements

Eaton Vance South Carolina Municipals Fund as of August 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Hospital (continued)

$2,115	South Carolina Jobs Economic Development Authority, (Palmetto Health Facility), (FSA), 5.00%, 8/1/35	$2,141,839

		$11,209,384

Insured-Lease Revenue / Certificates of Participation — 10.4%

$250	Berkeley County, School District, (CIFG), 4.75%, 12/1/31	$237,463
3,920	Greenwood Fifty School Facilities, Inc., Installment Purchase Revenue, (AGC), 4.50%, 12/1/32	3,699,931
1,450	Kershaw County, Public Schools Foundation, (CIFG), 5.00%, 12/1/28	1,471,909
2,685	Kershaw County, Public Schools Foundation, (CIFG), 5.00%, 12/1/31	2,694,505
6,010	Scago Educational Facilities Corp., Pickens School District, (FSA), 4.50%, 12/1/28	5,903,262
2,635	Sumter Two School Facility, Inc., Installment Purchase Revenue, (AGC), 4.50%, 12/1/32	2,518,744

		$16,525,814

Insured-Other Revenue — 0.9%

$1,600	Columbia, Parking Facility, (CIFG), 5.00%, 2/1/37	$1,411,328

		$1,411,328

Insured-Special Tax Revenue — 0.4%

$4,890	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$268,803
905	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	103,134
1,795	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	191,616
1,435	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	143,012

		$706,565

Insured-Transportation — 8.6%

$2,700	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$2,806,825
1,095	Richland-Lexington Airport District (Columbia Metropolitan Airport), (CIFG), (AMT), 5.00%, 1/1/21	1,056,347
2,500	South Carolina Ports Authority, (Ports Revenue), (FSA), 5.30%, 7/1/26	2,507,275
1,000	South Carolina Transportation Infrastructure Bank Revenue, (AMBAC), 4.50%, 10/1/31	956,760
6,740	South Carolina Transportation Infrastructure Bank Revenue, (AMBAC), (XLCA), 4.50%, 10/1/32	6,378,466

		$13,705,673

Insured-Utilities — 5.9%

$1,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,122,470
2,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,223,480
5,000	Orangeburg County, Solid Waste, (South Carolina Electric and Gas Co.), (AMBAC), (AMT), 5.70%, 11/1/24	4,999,950
1,100	South Carolina Jobs Economic Development Authority, (South Carolina Electric and Gas Co.), (AMBAC), 5.20%, 11/1/27	1,115,939

		$9,461,839

Insured-Water and Sewer — 10.0%

$500	Anderson County, Water and Sewer System, (AGC), 5.25%, 7/1/24	$552,085
1,970	Beaufort-Jasper, Water and Sewer Authority, (FSA), 4.50%, 3/1/31	1,940,647
580	Cayce, Waterworks and Sewer Revenue, (XLCA), 4.625%, 7/1/27	576,833
1,875	Greenwood, Metropolitan District Sewer System, (FSA), Variable Rate, 14.071%, 10/1/30(2)(3)(4)	2,123,587
3,830	Lugoff-Elgin, Water Authority, (NPFG), 4.625%, 7/1/37	3,547,461
1,445	Richland County, Sewer System, (Broad River), (XLCA), 4.50%, 3/1/34	1,382,143
6,250	Sumter, Waterworks and Sewer System, (XLCA), 4.50%, 12/1/32	5,798,500

		$15,921,256

Lease Revenue / Certificates of Participation — 12.8%

$4,000	Berkeley County, School District, 5.125%, 12/1/30	$4,063,800
320	Charleston Educational Excellence Financing Corp., 5.25%, 12/1/22	337,293
1,105	Charleston Educational Excellence Financing Corp., 5.25%, 12/1/28	1,144,161
3,000	Greenville County, School District, 5.00%, 12/1/24(1)	3,099,220
150	Greenville County, School District, 5.00%, 12/1/28	151,899
3,745	Laurens County, School District, 5.25%, 12/1/30	3,376,567
3,270	Lexington, One School Facility Corp., 5.00%, 12/1/27	3,317,415
1,470	Lexington, One School Facility Corp., 5.25%, 12/1/27	1,502,061
2,370	Newberry, (Newberry County School District), 5.00%, 12/1/30	2,066,687

See notes to financial statements

Eaton Vance South Carolina Municipals Fund as of August 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Lease Revenue / Certificates of Participation (continued)

$1,470	Newberry, (Newberry County School District), 5.25%, 12/1/25	$1,407,878

		$20,466,981

Other Revenue — 7.3%

$21,465	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$629,783
7,600	Tobacco Settlement Management Authority, Escrowed to Maturity, 6.375%, 5/15/30	9,238,408
1,815	Tobacco Settlement Revenue Management Authority, Prerefunded to 5/15/11, 5.00%, 6/1/18	1,815,200

		$11,683,391

Special Tax Revenue — 2.9%

$10,000	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$496,200
3,235	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	3,253,569
810	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	826,905

		$4,576,674

Total Tax-Exempt Investments — 101.6%
(identified cost $162,754,753)		$162,216,744

Other Assets, Less Liabilities — (1.6)%		$(2,574,594)

Net Assets — 100.0%		$159,642,150

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2009, 57.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.8% to 16.4% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2009.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, the aggregate value of these securities is $2,123,587 or 1.3% of the Fund’s net assets.

(4)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,625,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

See notes to financial statements

Eaton Vance Tennessee Municipals Fund as of August 31, 2009

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 97.0%

Principal Amount
(000’s omitted)	Security	Value

Education — 5.4%

$1,000	Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series A, 5.00%, 10/1/39	$1,032,760
1,000	Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series B, 5.00%, 10/1/39	1,032,760
1,000	Tennessee State School Bond Authority, 5.00%, 5/1/39	1,033,240

		$3,098,760

Electric Utilities — 5.0%

$1,000	Chattanooga, Electric Revenue, 5.00%, 9/1/33	$1,020,820
500	Knoxville, Electric Revenue, 4.50%, 7/1/28	509,840
1,000	Metropolitan Government of Nashville and Davidson County, 5.125%, 5/15/26	1,017,320
300	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	298,356

		$2,846,336

Escrowed / Prerefunded — 1.5%

$470	Sullivan County, Health, Educational and Housing Facilities Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	$535,433
280	Sullivan County, Health, Educational and Housing Facilities Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	318,982

		$854,415

General Obligations — 2.2%

$350	Johnson City, 5.00%, 6/1/31	$358,386
850	Williamson County, 3.25%, 4/1/17(1)	888,267

		$1,246,653

Hospital — 7.2%

$500	Chattanooga, Health, Educational and Housing Facility Board, (Catholic Health Initiatives), 6.25%, 10/1/33	$540,605
1,000	Johnson City, Health and Educational Facilities Board, 5.50%, 7/1/36	907,730
5,000	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	656,950
3,200	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	337,632
500	Knox County, Health, Educational and Housing Facilities Board, (East Tennessee Hospital), 5.75%, 7/1/33	442,170
500	Shelby County, Health, Educational and Housing Facilities Board, (St. Jude Children’s Research Hospital), 5.00%, 7/1/31	508,940
1,000	Sullivan County, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	716,650

		$4,110,677

Housing — 6.2%

$500	Tennessee Housing Development Agency, (AMT), 4.85%, 1/1/32	$470,710
500	Tennessee Housing Development Agency, (AMT), 4.85%, 7/1/38	449,910
500	Tennessee Housing Development Agency, (AMT), 4.95%, 1/1/37	461,310
1,375	Tennessee Housing Development Agency, (AMT), 5.00%, 7/1/32	1,303,211
500	Tennessee Housing Development Agency, (AMT), 5.10%, 7/1/38	469,835
365	Tennessee Housing Development Agency, (AMT), 5.375%, 7/1/23	363,142

		$3,518,118

Industrial Development Revenue — 0.8%

$375	Hardeman County, (Correctional Facilities Corp.), 7.75%, 8/1/17	$348,818
150	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	126,438

		$475,256

Insured-Education — 3.9%

$900	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 5.00%, 12/1/24	$795,996
1,230	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	1,412,889

		$2,208,885

Insured-Electric Utilities — 14.2%

$1,000	Lawrenceburg, Electric, (NPFG), 6.625%, 7/1/18	$1,209,730
500	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26	516,105
1,000	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (FSA), Prerefunded to 7/1/11, 5.00%, 7/1/26	1,076,940
1,000	Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 5/15/29	1,024,760

See notes to financial statements

Eaton Vance Tennessee Municipals Fund as of August 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Electric Utilities (continued)

$2,000	Metropolitan Government of Nashville and Davidson County, (NPFG), 0.00%, 5/15/17	$1,542,440
1,000	Pleasant View, Utility District, (NPFG), 5.00%, 9/1/32	1,000,970
260	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	265,286
200	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	198,340
420	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	416,447
750	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	805,965

		$8,056,983

Insured-Escrowed / Prerefunded — 12.4%

$175	Bristol, (Bristol Memorial Hospital), (FGIC), Escrowed to Maturity, 6.75%, 9/1/10	$180,205
250	Chattanooga, (Memorial Hospital), (NPFG), Escrowed to Maturity, 6.625%, 9/1/09	250,000
1,500	Johnson City, Health and Educational Facilities Board, (Johnson City Medical Center), (NPFG), Prerefunded to 7/1/23, 5.125%, 7/1/25	1,516,725
825	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (FSA), Prerefunded to 1/1/13, 5.00%, 1/1/26	922,952
500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/12, 5.125%, 7/1/26	562,105
250	Puerto Rico Electric Power Authority, (NPFG), Prerefunded to 7/1/13, 5.00%, 7/1/32	284,022
945	Shelby County, (Lebonheur Children’s Hospital), (NPFG), Escrowed to Maturity, 5.50%, 8/15/12	1,018,436
2,000	West Wilson Utility District Waterworks, (NPFG), Prerefunded to 6/1/14, 5.00%, 6/1/34	2,293,300

		$7,027,745

Insured-General Obligations — 7.8%

$750	Blount County, Public Building Authority, (AGC), 4.50%, 6/1/30	$736,448
500	Blount County, Public Building Authority, (AGC), 5.00%, 6/1/32	512,065
1,425	Franklin, Special School District, (FSA), 0.00%, 6/1/19	980,542
2,500	Franklin, Special School District, (FSA), 0.00%, 6/1/20	1,627,525
530	Memphis, (AGC), 5.00%, 4/1/26	569,209

		$4,425,789

Insured-Hospital — 1.2%

$675	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (FSA), 5.00%, 1/1/26	$670,491

		$670,491

Insured-Lease Revenue / Certificates of Participation — 1.0%

$500	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$577,470

		$577,470

Insured-Special Tax Revenue — 2.0%

$3,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	$480,150
4,450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	349,102
1,750	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	301,543

		$1,130,795

Insured-Transportation — 5.0%

$1,500	Memphis-Shelby County, Airport Authority, (AMBAC), (AMT), 6.00%, 3/1/24	$1,508,940
560	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	582,156
800	Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	753,304

		$2,844,400

Insured-Water and Sewer — 15.6%

$1,000	Clarksville, Water, Sewer and Gas, (FSA), 5.25%, 2/1/18	$1,140,680
1,000	Harpeth Valley Utilities District, Davidson and Williamson Counties, (FGIC), (NPFG), 5.00%, 9/1/35	1,009,850
750	Hawkins County, First Utility District, (AGC), 5.00%, 6/1/42	760,402
875	Knox County, First Utility District, (NPFG), 5.00%, 12/1/25	894,687
500	Knoxville, Waste Water System, (FSA), 4.50%, 4/1/37	483,110
1,000	Knoxville, Waste Water System, (NPFG), 4.00%, 4/1/40	861,760
1,000	Memphis, Sanitary Sewer System, (FSA), 4.75%, 7/1/24	1,035,990
1,000	Metropolitan Government of Nashville and Davidson County, Water System, (FGIC), (NPFG), 5.20%, 1/1/13	1,086,540
500	South Blount County, Utility District, Water Revenue, (FSA), 5.00%, 12/1/33	509,610

See notes to financial statements

Eaton Vance Tennessee Municipals Fund as of August 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Water and Sewer (continued)

$660	West Wilson Utility District Waterworks, (NPFG), 4.00%, 6/1/32	$535,663
650	West Wilson Utility District Waterworks, (NPFG), 4.25%, 6/1/36	531,733

		$8,850,025

Other Revenue — 2.0%

$6,550	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$192,177
1,000	Tennessee Energy Acquisition Corp., Gas Revenue, 5.25%, 9/1/26	966,190

		$1,158,367

Special Tax Revenue — 3.6%

$135	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$135,143
145	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	146,327
1,410	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	1,418,093
325	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	331,783

		$2,031,346

Total Tax-Exempt Investments — 97.0%
(identified cost $55,448,347)		$55,132,511

Other Assets, Less Liabilities — 3.0%		$1,727,409

Net Assets — 100.0%		$56,859,920

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Tennessee municipalities. In addition, 13.2% of the Fund’s net assets at August 31, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2009, 64.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 29.9% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

See notes to financial statements

Eaton Vance Virginia Municipals Fund as of August 31, 2009

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 102.2%

Principal Amount
(000’s omitted)	Security	Value

Education — 7.6%

$800	Alexandria Industrial Development Authority, 4.50%, 1/1/35	$714,968
5,100	University of Virginia, University Revenues, 5.00%, 6/1/40	5,304,867
4,000	Virginia College Building Authority, 5.00%, 9/1/33	4,164,720
275	Virginia College Building Authority, 5.00%, 9/1/38	283,849

		$10,468,404

Electric Utilities — 1.0%

$1,500	Chesterfield County Economic Development Authority, (Virginia Electric Power Co. Project), (AMT), 5.60%, 11/1/31	$1,396,455

		$1,396,455

Escrowed / Prerefunded — 0.1%

$75	Henrico County Economic Development, (Bon Secours Health System, Inc.), Prerefunded to 11/15/12, 5.60%, 11/15/30	$85,295

		$85,295

General Obligations — 6.8%

$2,820	Loudoun County, 5.00%, 7/1/27	$3,109,981
1,390	Peninsula Airport Commission, (City Guaranteed), (AMT), 5.50%, 7/15/21	1,409,182
500	Portsmouth, 4.75%, 7/15/25	525,110
675	Portsmouth, 5.25%, 7/15/25	745,261
1,980	Virginia Public School Authority, 4.50%, 8/1/32	2,006,809
1,550	Virginia Public School Authority, 5.00%, 8/1/21	1,612,031

		$9,408,374

Hospital — 13.1%

$2,250	Albemarle County Industrial Development Authority, (Martha Jefferson Hospital), 5.25%, 10/1/35	$2,098,822
5,000	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(1)	5,377,654
3,000	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.50%, 5/15/35	3,123,360
1,000	Fauquier County Industrial Development Authority, (Fauquier Hospital), 5.25%, 10/1/37	887,600
795	Henrico County Economic Development, (Bon Secours Health System, Inc.), 5.60%, 11/15/30	798,164
465	Prince William County Industrial Development Authority, 5.20%, 10/1/30	404,764
1,000	Prince William County Industrial Development Authority, (Potomac Hospital Corp.), 5.35%, 10/1/36	852,060
1,500	Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/27	1,153,065
2,000	Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/37	1,388,120
2,000	Winchester Industrial Development Authority, (Valley Health System), 5.25%, 1/1/37	2,038,840

		$18,122,449

Housing — 8.1%

$5,000	Fairfax County Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48	$4,449,900
1,805	Multifamily Housing Bond Pass Through Certificates of Beneficial Owners, (Prince William County), (AMT), 6.00% to 11/1/22 (Put Date), 11/1/33	1,542,318
2,750	Virginia Housing Development Authority, (AMT), 4.90%, 1/1/33	2,659,608
1,000	Virginia Housing Development Authority, (AMT), Variable Rate, 18.907%, 10/1/35(2)(3)(4)	1,071,400
1,500	Virginia Housing Development Authority, Series A1, (AMT), 5.10%, 10/1/35	1,489,230

		$11,212,456

Industrial Development Revenue — 4.4%

$1,250	James City County Industrial Development Authority, (Anheuser Busch Cos., Inc.), (AMT), 6.00%, 4/1/32	$1,215,312
1,250	King George County Industrial Development Authority, (Waste Management Inc.), (AMT), 6.00% to 5/3/10 (Put Date), 6/1/23	1,267,375
2,250	Norfolk Airport Authority, (AMT), 6.25%, 1/1/30	1,729,080
2,230	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,879,712

		$6,091,479

Insured-Education — 5.5%

$6,655	Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31(5)	$7,626,763

		$7,626,763

Insured-Electric Utilities — 3.9%

$2,000	Halifax County Industrial Development Authority, (Old Dominion Electric Cooperation), (AMBAC), (AMT), 5.625%, 6/1/28	$2,046,160
2,100	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	2,256,702

See notes to financial statements

Eaton Vance Virginia Municipals Fund as of August 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Electric Utilities (continued)

$1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	$1,065,390

		$5,368,252

Insured-General Obligations — 1.3%

$710	Fairfax, (NPFG), 4.50%, 1/15/36	$714,686
1,040	Harrisonburg, (FSA), 4.25%, 2/1/33	1,015,820

		$1,730,506

Insured-Hospital — 4.3%

$350	Harrisonburg Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 5.00%, 8/15/46	$288,218
1,500	Henrico County, (Bon Secours Health System, Inc.), (NPFG), 6.25%, 8/15/20	1,677,615
3,655	Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18(5)	3,917,648

		$5,883,481

Insured-Lease Revenue / Certificates of Participation — 1.4%

$1,950	Rappahannock Regional Jail Authority, (NPFG), 4.50%, 12/1/36	$1,907,900

		$1,907,900

Insured-Pooled Loans — 1.2%

$250	Stafford County & Staunton Industrial Development Authority, (CIFG), 4.75%, 8/1/29	$217,092
1,640	Stafford County & Staunton Industrial Development Authority, (CIFG), 5.00%, 8/1/36	1,380,093

		$1,597,185

Insured-Special Tax Revenue — 0.2%

$1,020	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$260,141

		$260,141

Insured-Transportation — 18.4%

$5,000	Chesapeake Bay Bridge and Tunnel Commission, (General Resolution), (NPFG), 5.50%, 7/1/25	$5,472,200
1,000	Metropolitan Washington, DC, Airport Authority System, (FGIC), (NPFG), (AMT), 5.00%, 10/1/33	936,190
1,000	Metropolitan Washington, DC, Airport Authority System, (FGIC), (NPFG), (AMT), 5.25%, 10/1/32	971,300
5,255	Metropolitan Washington, DC, Airport Authority System, (NPFG), (AMT), 5.50%, 10/1/27	5,306,551
1,000	Norfolk Airport Authority, (FGIC), (NPFG), 5.125%, 7/1/31	999,280
3,040	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	3,160,278
1,600	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,578,960
3,800	Richmond, Metropolitan Authority Expressway, (FGIC), (NPFG), 5.25%, 7/15/22	4,100,276
3,000	Virginia Port Authority, (FGIC) (FSA), (AMT), 5.00%, 7/1/36	2,884,140

		$25,409,175

Insured-Water and Sewer — 3.0%

$3,000	Spotsylvania County, Water and Sewer, (FSA), 4.50%, 6/1/32	$2,932,110
1,000	Upper Occoquan Sewer Authority, (NPFG), 5.15%, 7/1/20	1,170,300

		$4,102,410

Other Revenue — 5.4%

$7,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$205,380
14,980	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	228,894
1,250	Prince William County Industrial Development Authority, (Catholic Diocese Arlington), 5.50%, 10/1/33	1,233,512
40,000	Tobacco Settlement Financing Corp., 0.00%, 6/1/47	1,462,400
2,000	Tobacco Settlement Financing Corp., 5.00%, 6/1/47	1,400,360
2,710	Virginia Resources Authority Infrastructure Revenue, 5.25%, 11/1/33	2,894,714

		$7,425,260

Senior Living / Life Care — 2.0%

$1,065	Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	$842,713
1,480	Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	1,144,218
1,000	Virginia Beach Development Authority, (Westminster-Canterbury), 5.375%, 11/1/32	791,140

		$2,778,071

Special Tax Revenue — 4.2%

$5,685	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	$5,717,632

		$5,717,632

See notes to financial statements

Eaton Vance Virginia Municipals Fund as of August 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Transportation — 1.8%

$1,000	Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$1,009,610
1,500	Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	1,516,170

		$2,525,780

Water and Sewer — 8.5%

$2,795	Fairfax County, Water Authority, 5.25%, 4/1/27(6)	$3,315,205
3,000	James City Service Authority, Water and Sewer, 4.75%, 1/15/39	3,026,670
2,500	Upper Occoquan Sewer Authority, 4.50%, 7/1/38	2,512,975
1,755	Upper Occoquan Sewer Authority, 5.00%, 7/1/41	1,806,439
1,000	Virginia Resources Authority Clean Water Revenue, 5.00%, 10/1/31	1,069,420

		$11,730,709

Total Tax-Exempt Investments — 102.2%
(identified cost $141,943,598)		$140,848,177

Other Assets, Less Liabilities — (2.2)%		$(2,965,513)

Net Assets — 100.0%		$137,882,664

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Virginia municipalities. In addition, 10.5% of the Fund’s net assets at August 31, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2009, 38.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 23.5% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2009.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, the aggregate value of these securities is $1,071,400 or 0.8% of the Fund’s net assets.

(4)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $4,000,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(5)	Security (or a portion thereof) has been pledged as collateral for open swap contracts or inverse floating-rate security transactions.

(6)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS
Statements of Assets and Liabilities

As of August 31, 2009	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund

Assets

Investments —
Identified cost	$55,741,265	$65,924,152	$92,016,183	$52,887,474
Unrealized appreciation (depreciation)	92,530	(2,151,288)	(738,343)	(761,402)

Investments, at value	$55,833,795	$63,772,864	$91,277,840	$52,126,072

Cash	$938,764	$2,346,781	$815,836	$2,128,160
Interest receivable	659,353	787,722	1,000,679	566,007
Receivable for investments sold	—	750,000	95,000	—
Receivable for Fund shares sold	26,889	53,434	106,202	23,093
Receivable for open swap contracts	—	401,259	—	—

Total assets	$57,458,801	$68,112,060	$93,295,557	$54,843,332

Liabilities

Payable for floating rate notes issued	$1,305,000	$600,000	$7,920,000	$—
Payable for investments purchased	—	999,083	—	—
Payable for when-issued securities	1,480,080	—	—	—
Payable for variation margin on open financial futures contracts	26,906	—	55,781	—
Payable for open swap contracts	58,449	281,866	442,266	238,139
Payable for Fund shares redeemed	20,061	31,684	64,512	1,097,381
Distributions payable	89,525	75,437	147,242	55,244
Payable to affiliates:
Investment adviser fee	16,294	20,686	30,852	16,005
Distribution and service fees	13,719	15,247	22,182	13,355
Interest expense and fees payable	3,571	1,666	14,135	—
Accrued expenses	69,625	64,233	79,163	66,272

Total liabilities	$3,083,230	$2,089,902	$8,776,133	$1,486,396

Net Assets	$54,375,571	$66,022,158	$84,519,424	$53,356,936

Sources of Net Assets

Paid-in capital	$55,751,307	$71,918,519	$92,062,601	$58,207,767
Accumulated net realized loss	(1,310,110)	(3,789,029)	(6,230,865)	(3,824,075)
Accumulated distributions in excess of net investment income	(86,110)	(75,437)	(103,515)	(27,215)
Net unrealized appreciation (depreciation)	20,484	(2,031,895)	(1,208,797)	(999,541)

Net Assets	$54,375,571	$66,022,158	$84,519,424	$53,356,936

Class A Shares

Net Assets	$43,089,725	$59,111,404	$63,386,719	$46,662,254
Shares Outstanding	4,636,307	6,664,653	7,457,335	5,548,376
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.29	$8.87	$8.50	$8.41
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.75	$9.31	$8.92	$8.83

Class B Shares

Net Assets	$6,380,379	$3,525,179	$6,386,969	$4,186,049
Shares Outstanding	623,992	369,900	703,052	460,905
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.23	$9.53	$9.08	$9.08

Class C Shares

Net Assets	$1,562,021	$3,385,575	$8,190,390	$2,508,633
Shares Outstanding	152,657	355,298	900,873	276,039
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.23	$9.53	$9.09	$9.09

Class I Shares

Net Assets	$3,343,446	$—	$6,555,346	$—
Shares Outstanding	359,564	—	769,098	—
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.30	$—	$8.52	$—

On sales of $25,000 or more ($50,000 or more effective October 12, 2009), the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Assets and Liabilities

As of August 31, 2009	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Assets

Investments —
Identified cost	$42,690,399	$101,015,957	$102,786,868	$105,054,653
Unrealized appreciation (depreciation)	(1,479,421)	(3,272,354)	(825,817)	2,054,326

Investments, at value	$41,210,978	$97,743,603	$101,961,051	$107,108,979

Cash	$20,944	$1,827,509	$531,052	$463,117
Interest receivable	520,287	1,235,637	1,264,551	1,382,218
Receivable for investments sold	49,450	—	200,625	—
Receivable for Fund shares sold	249,781	159,522	311,831	81,490

Total assets	$42,051,440	$100,966,271	$104,269,110	$109,035,804

Liabilities

Payable for floating rate notes issued	$310,000	$4,155,000	$1,880,000	$7,970,000
Demand note payable	100,000	—	—	—
Payable for variation margin on open financial futures contracts	10,094	69,563	51,844	—
Payable for open swap contracts	94,782	207,954	347,697	165,515
Payable for Fund shares redeemed	230,388	125,748	85,307	90,370
Distributions payable	63,356	126,687	105,401	149,121
Payable to affiliates:
Investment adviser fee	10,336	29,140	38,876	30,796
Distribution and service fees	9,530	28,700	24,675	24,033
Interest expense and fees payable	861	7,108	3,365	25,183
Accrued expenses	56,046	83,181	81,198	88,872

Total liabilities	$885,393	$4,833,081	$2,618,363	$8,543,890

Net Assets	$41,166,047	$96,133,190	$101,650,747	$100,491,914

Sources of Net Assets

Paid-in capital	$44,922,472	$106,617,851	$109,210,256	$102,640,812
Accumulated net realized loss	(2,108,178)	(6,941,785)	(6,252,544)	(4,083,423)
Accumulated undistributed (distributions in excess of) net investment income	(63,356)	(27,416)	(105,401)	45,714
Net unrealized appreciation (depreciation)	(1,584,891)	(3,515,460)	(1,201,564)	1,888,811

Net Assets	$41,166,047	$96,133,190	$101,650,747	$100,491,914

Class A Shares

Net Assets	$37,018,562	$75,555,170	$89,555,829	$78,245,080
Shares Outstanding	4,131,274	8,714,560	9,860,285	8,884,519
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.96	$8.67	$9.08	$8.81
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.41	$9.10	$9.53	$9.25

Class B Shares

Net Assets	$2,470,649	$7,741,746	$6,542,242	$5,209,297
Shares Outstanding	260,698	818,508	651,627	549,787
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.48	$9.46	$10.04	$9.48

Class C Shares

Net Assets	$1,676,836	$12,388,360	$5,552,676	$8,734,149
Shares Outstanding	176,729	1,309,555	553,586	921,681
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.49	$9.46	$10.03	$9.48

Class I Shares

Net Assets	$—	$447,914	$—	$8,303,388
Shares Outstanding	—	51,619	—	940,357
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$—	$8.68	$—	$8.83

On sales of $25,000 or more ($50,000 or more effective October 12, 2009), the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Assets and Liabilities

As of August 31, 2009	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Assets

Investments —
Identified cost	$158,222,489	$162,754,753	$55,448,347	$141,943,598
Unrealized depreciation	(1,845,772)	(538,009)	(315,836)	(1,095,421)

Investments, at value	$156,376,717	$162,216,744	$55,132,511	$140,848,177

Cash	$152,543	$1,384,151	$1,721,414	$1,064,158
Interest receivable	1,366,681	2,139,548	658,836	1,827,870
Receivable for investments sold	—	—	170,000	—
Receivable for Fund shares sold	128,995	948,520	58,274	231,107

Total assets	$158,024,936	$166,688,963	$57,741,035	$143,971,312

Liabilities

Payable for floating rate notes issued	$6,900,000	$3,350,000	$280,000	$4,850,000
Payable for investments purchased	—	2,531,201	—	—
Payable for variation margin on open financial futures contracts	—	—	39,375	236,250
Payable for open swap contracts	206,540	124,490	324,980	447,911
Payable for Fund shares redeemed	198,328	615,776	60,242	155,453
Distributions payable	147,003	214,921	78,849	198,917
Payable to affiliates:
Investment adviser fee	49,992	64,081	17,774	57,082
Distribution and service fees	44,699	42,609	16,049	35,158
Interest expense and fees payable	13,845	7,740	777	5,998
Accrued expenses	95,140	95,995	63,069	101,879

Total liabilities	$7,655,547	$7,046,813	$881,115	$6,088,648

Net Assets	$150,369,389	$159,642,150	$56,859,920	$137,882,664

Sources of Net Assets

Paid-in capital	$166,029,394	$175,567,390	$61,850,704	$149,164,004
Accumulated net realized loss	(13,460,690)	(15,047,820)	(4,248,096)	(9,471,943)
Accumulated distributions in excess of net investment income	(147,003)	(214,921)	(78,849)	(140,430)
Net unrealized depreciation	(2,052,312)	(662,499)	(663,839)	(1,668,967)

Net Assets	$150,369,389	$159,642,150	$56,859,920	$137,882,664

Class A Shares

Net Assets	$118,826,799	$103,450,868	$46,786,888	$105,787,989
Shares Outstanding	13,965,495	11,662,918	5,397,492	12,657,780
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.51	$8.87	$8.67	$8.36
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$8.93	$9.31	$9.10	$8.78

Class B Shares

Net Assets	$12,113,734	$9,442,072	$4,068,619	$9,862,846
Shares Outstanding	1,301,372	1,003,547	430,760	1,065,778
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.31	$9.41	$9.45	$9.25

Class C Shares

Net Assets	$19,428,856	$23,022,327	$6,004,413	$12,286,577
Shares Outstanding	2,085,058	2,445,944	636,147	1,326,819
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.32	$9.41	$9.44	$9.26

Class I Shares

Net Assets	$—	$23,726,883	$—	$9,945,252
Shares Outstanding	—	2,673,066	—	1,187,506
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$—	$8.88	$—	$8.37

On sales of $25,000 or more ($50,000 or more effective October 12, 2009), the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Operations

For the Year Ended August 31, 2009	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund

Investment Income

Interest	$2,897,878	$3,210,730	$4,661,427	$2,870,028

Total investment income	$2,897,878	$3,210,730	$4,661,427	$2,870,028

Expenses

Investment adviser fee	$157,100	$180,138	$285,362	$151,944
Distribution and service fees
Class A	83,415	103,098	118,584	89,600
Class B	67,265	33,459	62,777	46,961
Class C	11,919	27,361	68,636	20,786
Trustees’ fees and expenses	2,684	2,858	3,680	2,617
Custodian fee	46,608	48,881	69,237	42,136
Transfer and dividend disbursing agent fees	23,335	23,967	37,214	27,950
Legal and accounting services	56,920	44,437	52,493	42,020
Printing and postage	12,047	12,240	15,104	13,679
Registration fees	2,305	3,086	2,589	2,805
Interest expense and fees	28,942	28,087	145,470	—
Miscellaneous	18,010	21,492	23,008	16,710

Total expenses	$510,550	$529,104	$884,154	$457,208

Deduct —
Reduction of custodian fee	$3,150	$2,520	$4,956	$1,509

Total expense reductions	$3,150	$2,520	$4,956	$1,509

Net expenses	$507,400	$526,584	$879,198	$455,699

Net investment income	$2,390,478	$2,684,146	$3,782,229	$2,414,329

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$44,931	$(593,990)	$(437,851)	$523,665
Financial futures contracts	(698,659)	(1,114,920)	(1,412,304)	(622,283)
Swap contracts	(207,950)	(246,820)	(1,147,923)	(162,967)

Net realized loss	$(861,678)	$(1,955,730)	$(2,998,078)	$(261,585)

Change in unrealized appreciation (depreciation) —
Investments	$(244,548)	$(161,720)	$164,041	$(1,242,367)
Financial futures contracts	(51,757)	(43,400)	(86,779)	(25,111)
Swap contracts	(29,335)	268,160	(184,489)	(206,994)

Net change in unrealized appreciation (depreciation)	$(325,640)	$63,040	$(107,227)	$(1,474,472)

Net realized and unrealized loss	$(1,187,318)	$(1,892,690)	$(3,105,305)	$(1,736,057)

Net increase in net assets from operations	$1,203,160	$791,456	$676,924	$678,272

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Operations

For the Year Ended August 31, 2009	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Investment Income

Interest	$2,324,830	$5,301,983	$5,235,110	$5,701,388

Total investment income	$2,324,830	$5,301,983	$5,235,110	$5,701,388

Expenses

Investment adviser fee	$95,662	$331,303	$362,405	$354,720
Distribution and service fees
Class A	70,449	142,774	172,331	148,207
Class B	28,080	78,543	62,851	52,586
Class C	8,749	97,852	48,918	76,569
Trustees’ fees and expenses	2,067	4,160	4,514	4,322
Custodian fee	38,406	73,300	80,569	75,961
Transfer and dividend disbursing agent fees	13,221	46,523	42,568	48,626
Legal and accounting services	43,798	54,222	47,510	58,856
Printing and postage	7,888	19,098	18,914	20,109
Registration fees	1,441	6,405	3,478	1,477
Interest expense and fees	15,183	94,041	43,831	104,445
Miscellaneous	16,891	23,150	25,442	23,736

Total expenses	$341,835	$971,371	$913,331	$969,614

Deduct —
Reduction of custodian fee	$2,752	$9,100	$8,215	$3,679

Total expense reductions	$2,752	$9,100	$8,215	$3,679

Net expenses	$339,083	$962,271	$905,116	$965,935

Net investment income	$1,985,747	$4,339,712	$4,329,994	$4,735,453

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$6,105	$(337,351)	$(797,778)	$1,355,997
Financial futures contracts	(310,605)	(714,313)	(834,799)	(4,469,045)
Swap contracts	(1,001,199)	(635,298)	(1,781,795)	660,344

Net realized loss	$(1,305,699)	$(1,686,962)	$(3,414,372)	$(2,452,704)

Change in unrealized appreciation (depreciation) —
Investments	$(350,720)	$(1,358,499)	$12,334	$1,862,122
Financial futures contracts	(20,670)	(71,220)	(63,095)	(85,061)
Swap contracts	35,964	(12,906)	(37,475)	23,316

Net change in unrealized appreciation (depreciation)	$(335,426)	$(1,442,625)	$(88,236)	$1,800,377

Net realized and unrealized loss	$(1,641,125)	$(3,129,587)	$(3,502,608)	$(652,327)

Net increase in net assets from operations	$344,622	$1,210,125	$827,386	$4,083,126

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Operations

For the Year Ended August 31, 2009	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Investment Income

Interest	$8,135,040	$8,435,569	$2,919,511	$7,405,097

Total investment income	$8,135,040	$8,435,569	$2,919,511	$7,405,097

Expenses

Investment adviser fee	$552,084	$601,276	$155,588	$502,584
Distribution and service fees
Class A	214,084	191,846	86,741	190,710
Class B	115,671	90,588	42,470	103,246
Class C	158,891	185,877	46,423	92,982
Trustees’ fees and expenses	5,967	6,323	2,622	5,445
Custodian fee	116,582	108,705	50,820	93,591
Transfer and dividend disbursing agent fees	57,732	57,272	24,429	61,615
Legal and accounting services	50,349	55,615	43,599	60,462
Printing and postage	21,565	22,541	12,151	24,629
Registration fees	1,349	732	1,944	4,580
Interest expense and fees	163,667	139,432	13,819	153,713
Miscellaneous	30,390	28,935	21,376	23,010

Total expenses	$1,488,331	$1,489,142	$501,982	$1,316,567

Deduct —
Reduction of custodian fee	$3,255	$4,021	$1,897	$6,896

Total expense reductions	$3,255	$4,021	$1,897	$6,896

Net expenses	$1,485,076	$1,485,121	$500,085	$1,309,671

Net investment income	$6,649,964	$6,950,448	$2,419,426	$6,095,426

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(1,064,594)	$(1,242,418)	$(895,121)	$916,657
Financial futures contracts	(8,091,786)	(8,765,016)	(823,792)	(2,195,005)
Swap contracts	1,603,501	1,531,004	(885,307)	(2,462,593)

Net realized loss	$(7,552,879)	$(8,476,430)	$(2,604,220)	$(3,740,941)

Change in unrealized appreciation (depreciation) —
Investments	$3,275,137	$3,047,223	$(166,716)	$385,843
Financial futures contracts	(170,127)	(204,132)	(62,083)	(290,555)
Swap contracts	23,941	121,203	(127,494)	(24,030)

Net change in unrealized appreciation (depreciation)	$3,128,951	$2,964,294	$(356,293)	$71,258

Net realized and unrealized loss	$(4,423,928)	$(5,512,136)	$(2,960,513)	$(3,669,683)

Net increase (decrease) in net assets from operations	$2,226,036	$1,438,312	$(541,087)	$2,425,743

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended August 31, 2009
Increase (Decrease) in Net Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund

From operations —
Net investment income	$2,390,478	$2,684,146	$3,782,229	$2,414,329
Net realized loss from investment transactions, financial futures contracts and swap contracts	(861,678)	(1,955,730)	(2,998,078)	(261,585)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(325,640)	63,040	(107,227)	(1,474,472)

Net increase in net assets from operations	$1,203,160	$791,456	$676,924	$678,272

Distributions to shareholders —
From net investment income
Class A	$(1,941,418)	$(2,495,073)	$(2,928,933)	$(2,132,268)
Class B	(276,068)	(144,291)	(275,119)	(197,179)
Class C	(48,047)	(117,073)	(299,910)	(85,827)
Class I	(157,213)	—	(291,211)	—

Total distributions to shareholders	$(2,422,746)	$(2,756,437)	$(3,795,173)	$(2,415,274)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,720,827	$8,774,484	$7,107,637	$3,728,846
Class B	361,959	285,655	369,416	116,742
Class C	828,931	1,063,014	2,467,395	679,824
Class I	1,369,219	—	3,585,981	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,036,612	1,628,668	1,564,389	1,503,801
Class B	160,039	91,049	145,763	129,618
Class C	16,913	31,568	181,945	55,950
Class I	2,382	—	281	—
Cost of shares redeemed
Class A	(12,131,372)	(6,417,709)	(12,672,849)	(8,124,341)
Class B	(1,284,994)	(388,307)	(1,011,295)	(922,098)
Class C	(267,183)	(633,353)	(1,873,255)	(379,959)
Class I	(1,902,315)	—	(1,628,209)	—
Net asset value of shares exchanged
Class A	1,299,932	450,313	1,060,307	1,144,074
Class B	(1,299,932)	(450,313)	(1,060,307)	(1,144,074)

Net increase (decrease) in net assets from Fund share transactions	$(7,088,982)	$4,435,069	$(1,762,801)	$(3,211,617)

Net increase (decrease) in net assets	$(8,308,568)	$2,470,088	$(4,881,050)	$(4,948,619)

Net Assets

At beginning of year	$62,684,139	$63,552,070	$89,400,474	$58,305,555

At end of year	$54,375,571	$66,022,158	$84,519,424	$53,356,936

Accumulated distributions in excess of net investment income included in net assets

At end of year	$(86,110)	$(75,437)	$(103,515)	$(27,215)

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended August 31, 2009
Increase (Decrease) in Net Assets	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund

From operations —
Net investment income	$1,985,747	$4,339,712	$4,329,994	$4,735,453
Net realized loss from investment transactions, financial futures contracts and swap contracts	(1,305,699)	(1,686,962)	(3,414,372)	(2,452,704)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(335,426)	(1,442,625)	(88,236)	1,800,377

Net increase in net assets from operations	$344,622	$1,210,125	$827,386	$4,083,126

Distributions to shareholders —
From net investment income
Class A	$(1,804,951)	$(3,580,645)	$(3,906,457)	$(3,625,105)
Class B	(126,836)	(352,037)	(249,209)	(227,953)
Class C	(38,806)	(434,339)	(193,728)	(331,542)
Class I	—	(10,921)	—	(337,496)

Total distributions to shareholders	$(1,970,593)	$(4,377,942)	$(4,349,394)	$(4,522,096)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,808,033	$9,938,316	$10,691,243	$9,945,305
Class B	52,444	773,202	518,793	342,491
Class C	1,341,446	4,358,135	1,190,313	2,873,651
Class I	—	355,699	—	9,753,330
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	989,574	2,363,946	2,592,146	2,281,049
Class B	50,200	221,476	126,532	110,828
Class C	12,130	254,186	133,963	181,539
Class I	—	—	—	9,105
Cost of shares redeemed
Class A	(8,504,630)	(16,729,443)	(15,519,694)	(19,942,607)
Class B	(364,240)	(2,088,795)	(479,040)	(641,576)
Class C	(34,080)	(1,910,310)	(1,125,255)	(2,504,249)
Class I	—	(24,638)	—	(3,568,684)
Net asset value of shares exchanged
Class A	977,261	884,989	774,142	1,188,472
Class B	(977,261)	(884,989)	(774,142)	(1,188,472)

Net decrease in net assets from Fund share transactions	$(2,649,123)	$(2,488,226)	$(1,870,999)	$(1,159,818)

Net decrease in net assets	$(4,275,094)	$(5,656,043)	$(5,393,007)	$(1,598,788)

Net Assets

At beginning of year	$45,441,141	$101,789,233	$107,043,754	$102,090,702

At end of year	$41,166,047	$96,133,190	$101,650,747	$100,491,914

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$(63,356)	$(27,416)	$(105,401)	$45,714

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended August 31, 2009
Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

From operations —
Net investment income	$6,649,964	$6,950,448	$2,419,426	$6,095,426
Net realized loss from investment transactions, financial futures contracts and swap contracts	(7,552,879)	(8,476,430)	(2,604,220)	(3,740,941)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	3,128,951	2,964,294	(356,293)	71,258

Net increase (decrease) in net assets from operations	$2,226,036	$1,438,312	$(541,087)	$2,425,743

Distributions to shareholders —
From net investment income
Class A	$(5,413,651)	$(4,674,242)	$(2,082,098)	$(4,863,922)
Class B	(521,225)	(388,320)	(180,030)	(474,923)
Class C	(710,992)	(792,300)	(194,061)	(419,110)
Class I	—	(1,025,428)	—	(375,413)

Total distributions to shareholders	$(6,645,868)	$(6,880,290)	$(2,456,189)	$(6,133,368)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$17,694,873	$20,208,981	$7,206,625	$14,168,537
Class B	1,537,564	594,631	385,743	1,073,486
Class C	6,025,921	7,917,400	2,933,718	4,309,544
Class I	—	14,769,858	—	11,081,818
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,894,452	3,148,856	1,299,274	2,875,953
Class B	342,324	263,337	117,225	311,865
Class C	521,880	492,957	114,788	296,189
Class I	—	3,984	—	—
Cost of shares redeemed
Class A	(24,835,492)	(27,876,919)	(8,994,885)	(16,401,259)
Class B	(2,211,561)	(1,410,443)	(740,187)	(3,311,574)
Class C	(3,738,976)	(5,630,087)	(1,008,474)	(1,626,247)
Class I	—	(12,877,268)	—	(4,100,393)
Net asset value of shares exchanged
Class A	1,492,155	930,179	648,622	1,700,039
Class B	(1,492,155)	(930,179)	(648,622)	(1,700,039)

Net increase (decrease) in net assets from Fund share transactions	$(769,015)	$(394,713)	$1,313,827	$8,677,919

Net increase (decrease) in net assets	$(5,188,847)	$(5,836,691)	$(1,683,449)	$4,970,294

Net Assets

At beginning of year	$155,558,236	$165,478,841	$58,543,369	$132,912,370

At end of year	$150,369,389	$159,642,150	$56,859,920	$137,882,664

Accumulated distributions in excess of net investment income included in net assets

At end of year	$(147,003)	$(214,921)	$(78,849)	$(140,430)

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended August 31, 2008
Increase (Decrease) in Net Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund

From operations —
Net investment income	$2,424,141	$2,765,295	$3,700,508	$2,532,596
Net realized loss from investment transactions, financial futures contracts and swap contracts	(516,088)	(1,239,974)	(1,499,872)	(455,168)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(1,049,849)	(2,374,165)	(2,392,771)	(1,927,602)

Net increase (decrease) in net assets from operations	$858,204	$(848,844)	$(192,135)	$149,826

Distributions to shareholders —
From net investment income
Class A	$(1,966,064)	$(2,552,169)	$(3,084,791)	$(2,203,767)
Class B	(326,016)	(179,561)	(350,187)	(257,596)
Class C	(40,006)	(97,757)	(239,359)	(78,926)
Class I	(47,154)	—	(26,394)	—
From net realized gain
Class A	(213,483)	—	—	—
Class B	(42,294)	—	—	—
Class C	(9,634)	—	—	—

Total distributions to shareholders	$(2,644,651)	$(2,829,487)	$(3,700,731)	$(2,540,289)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$8,990,808	$10,676,945	$16,778,465	$5,022,276
Class B	396,835	228,040	323,502	104,100
Class C	1,492,756	1,441,846	4,851,647	1,168,788
Class I	4,360,486	—	4,615,476	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,143,185	1,520,986	1,667,914	1,457,458
Class B	221,421	97,556	193,297	164,022
Class C	28,486	28,648	150,750	64,387
Cost of shares redeemed
Class A	(5,805,012)	(10,236,852)	(16,383,272)	(6,086,897)
Class B	(1,110,296)	(934,823)	(2,515,230)	(1,029,774)
Class C	(1,817,388)	(1,079,675)	(3,316,870)	(948,063)
Class I	(352,247)	—	(22,049)	—
Net asset value of shares exchanged
Class A	1,310,007	374,675	657,730	785,340
Class B	(1,310,007)	(374,675)	(657,730)	(785,340)

Net increase (decrease) in net assets from Fund share transactions	$7,549,034	$1,742,671	$6,343,630	$(83,703)

Net increase (decrease) in net assets	$5,762,587	$(1,935,660)	$2,450,764	$(2,474,166)

Net Assets

At beginning of year	$56,921,552	$65,487,730	$86,949,710	$60,779,721

At end of year	$62,684,139	$63,552,070	$89,400,474	$58,305,555

Distributions in excess of net investment income included in net assets

At end of year	$(44,951)	$(95,838)	$(162,040)	$(68,314)

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended August 31, 2008
Increase (Decrease) in Net Assets	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund

From operations —
Net investment income	$1,938,153	$4,210,781	$4,398,971	$4,265,119
Net realized loss from investment transactions, financial futures contracts and swap contracts	(588,345)	(885,216)	(1,904,557)	(1,408,684)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(1,632,457)	(2,918,919)	(2,412,475)	(2,661,362)

Net increase (decrease) in net assets from operations	$(282,649)	$406,646	$81,939	$195,073

Distributions to shareholders —
From net investment income
Class A	$(1,800,900)	$(3,567,930)	$(3,961,677)	$(3,693,161)
Class B	(162,515)	(428,617)	(294,780)	(264,702)
Class C	(3,203)	(330,168)	(172,033)	(240,867)
Class I	—	(1,415)	—	(12,381)

Total distributions to shareholders	$(1,966,618)	$(4,328,130)	$(4,428,490)	$(4,211,111)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$9,699,720	$25,801,692	$20,351,449	$18,544,885
Class B	225,387	490,490	862,728	518,360
Class C	237,722	5,547,770	1,766,679	5,875,502
Class I	—	95,000	—	1,338,802
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	905,857	2,417,205	2,535,602	2,149,544
Class B	56,221	266,096	152,841	129,363
Class C	3,178	213,152	122,555	143,893
Cost of shares redeemed
Class A	(7,781,172)	(19,614,960)	(15,942,929)	(11,495,596)
Class B	(466,875)	(1,936,411)	(2,019,254)	(1,671,897)
Class C	—	(2,458,628)	(615,564)	(2,526,344)
Class I	—	(8,507)	—	(372,016)
Net asset value of shares exchanged
Class A	193,201	1,264,284	875,203	682,633
Class B	(193,201)	(1,264,284)	(875,203)	(682,633)

Net increase in net assets from Fund share transactions	$2,880,038	$10,812,899	$7,214,107	$12,634,496

Net increase in net assets	$630,771	$6,891,415	$2,867,556	$8,618,458

Net Assets

At beginning of year	$44,810,370	$94,897,818	$104,176,198	$93,472,244

At end of year	$45,441,141	$101,789,233	$107,043,754	$102,090,702

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$(81,672)	$52,067	$(94,044)	$(113,619)

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended August 31, 2008
Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

From operations —
Net investment income	$6,373,834	$6,258,464	$2,501,510	$5,928,013
Net realized loss from investment transactions, financial futures contracts and swap contracts	(3,785,713)	(6,353,208)	(1,327,310)	(4,383,457)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(5,036,564)	(3,009,180)	(1,517,279)	(4,427,908)

Net decrease in net assets from operations	$(2,448,443)	$(3,103,924)	$(343,079)	$(2,883,352)

Distributions to shareholders —
From net investment income
Class A	$(5,410,642)	$(4,857,426)	$(2,149,863)	$(4,962,763)
Class B	(599,917)	(489,402)	(207,010)	(623,997)
Class C	(455,285)	(656,434)	(127,029)	(291,995)
Class I	—	(288,441)	—	(9,866)

Total distributions to shareholders	$(6,465,844)	$(6,291,703)	$(2,483,902)	$(5,888,621)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$34,349,610	$35,777,637	$8,021,871	$30,139,923
Class B	1,824,285	1,227,486	182,469	1,880,543
Class C	10,834,270	12,116,920	2,441,537	6,244,053
Class I	—	24,426,983	—	1,365,408
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,433,044	3,097,541	1,266,625	3,067,239
Class B	350,790	284,783	132,793	409,431
Class C	307,816	413,051	63,915	227,077
Class I	—	1,438	—	—
Cost of shares redeemed
Class A	(18,411,320)	(25,917,662)	(7,453,927)	(27,370,459)
Class B	(1,909,786)	(3,435,714)	(684,558)	(4,534,439)
Class C	(1,805,088)	(4,080,606)	(941,509)	(1,667,292)
Class I	—	(1,193,947)	—	—
Net asset value of shares exchanged
Class A	2,006,034	507,748	333,256	1,342,000
Class B	(2,006,034)	(507,748)	(333,256)	(1,342,000)

Net increase in net assets from Fund share transactions	$28,973,621	$42,717,910	$3,029,216	$9,761,484

Net increase in net assets	$20,059,334	$33,322,283	$202,235	$989,511

Net Assets

At beginning of year	$135,498,902	$132,156,558	$58,341,134	$131,922,859

At end of year	$155,558,236	$165,478,841	$58,543,369	$132,912,370

Distributions in excess of net investment income included in net assets

At end of year	$(225,377)	$(242,206)	$(74,691)	$(48,418)

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Alabama Fund — Class A

	Year Ended August 31,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year	$9.330	$9.600	$9.910		$9.890	$9.800

Income (Loss) From Operations

Net investment income(1)	$0.402	$0.402	$0.394		$0.401	$0.422
Net realized and unrealized gain (loss)	(0.036)	(0.232)	(0.261)		0.026	0.099

Total income from operations	$0.366	$0.170	$0.133		$0.427	$0.521

Less Distributions

From net investment income	$(0.406)	$(0.395)	$(0.395)		$(0.407)	$(0.431)
From net realized gain	—	(0.045)	(0.048)		—	—

Total distributions	$(0.406)	$(0.440)	$(0.443)		$(0.407)	$(0.431)

Net asset value — End of year	$9.290	$9.330	$9.600		$9.910	$9.890

Total Return(2)	4.19%	1.89%	1.30%		4.46%	5.43%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$43,090	$49,124	$44,947		$43,163	$42,390
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.80%	0.76%	0.75	%(3)	0.75%	0.76	%(4)
Interest and fee expense(5)	0.05%	0.11%	0.16%		0.09%	0.05	%(4)
Total expenses before custodian fee reduction	0.85%	0.87%	0.91	%(3)	0.84%	0.81	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.79%	0.74%	0.74	%(3)	0.73%	0.75	%(4)
Net investment income	4.59%	4.20%	3.99%		4.11%	4.29%
Portfolio Turnover	22%	12%	29%		31%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Alabama Fund — Class B

	Year Ended August 31,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year	$10.270	$10.560	$10.900		$10.870	$10.770

Income (Loss) From Operations

Net investment income(1)	$0.370	$0.363	$0.353		$0.362	$0.384
Net realized and unrealized gain (loss)	(0.036)	(0.255)	(0.293)		0.034	0.108

Total income from operations	$0.334	$0.108	$0.060		$0.396	$0.492

Less Distributions

From net investment income	$(0.374)	$(0.353)	$(0.352)		$(0.366)	$(0.392)
From net realized gain	—	(0.045)	(0.048)		—	—

Total distributions	$(0.374)	$(0.398)	$(0.400)		$(0.366)	$(0.392)

Net asset value — End of year	$10.230	$10.270	$10.560		$10.900	$10.870

Total Return(2)	3.56%	1.03%	0.51%		3.75%	4.81	%(3)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$6,380	$8,643	$10,690		$13,854	$17,556
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.55%	1.52%	1.50	%(4)	1.50%	1.51	%(5)
Interest and fee expense(6)	0.05%	0.11%	0.16%		0.09%	0.05	%(5)
Total expenses before custodian fee reduction	1.60%	1.63%	1.66	%(4)	1.59%	1.56	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.54%	1.49%	1.49	%(4)	1.48%	1.50	%(5)
Net investment income	3.85%	3.44%	3.25%		3.37%	3.55%
Portfolio Turnover	22%	12%	29%		31%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Total return reflects an increase of 0.15% due to a change in the timing of payment and reinvestment of distributions.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Alabama Fund — Class C

	Year Ended August 31,
					Period Ended
	2009	2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$10.270	$10.560	$10.900		$10.830

Income (Loss) From Operations

Net investment income(2)	$0.369	$0.368	$0.351		$0.138
Net realized and unrealized gain (loss)	(0.035)	(0.259)	(0.291)		0.089

Total income from operations	$0.334	$0.109	$0.060		$0.227

Less Distributions

From net investment income	$(0.374)	$(0.354)	$(0.352)		$(0.157)
From net realized gain	—	(0.045)	(0.048)		—

Total distributions	$(0.374)	$(0.399)	$(0.400)		$(0.157)

Net asset value — End of period	$10.230	$10.270	$10.560		$10.900

Total Return(3)	3.55%	1.03%	0.51%		2.13	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,562	$958	$1,285		$598
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.55%	1.51%	1.50	%(5)	1.50	%(6)
Interest and fee expense(7)	0.05%	0.11%	0.16%		0.09	%(6)
Total expenses before custodian fee reduction	1.60%	1.62%	1.66	%(5)	1.59	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.54%	1.49%	1.49	%(5)	1.48	%(6)
Net investment income	3.82%	3.48%	3.23%		2.85	%(6)
Portfolio Turnover	22%	12%	29%		31	%(8)

(1)	For the period from the start of business, March 21, 2006, to August 31, 2006.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	For the year ended August 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Alabama Fund — Class I

	Year Ended	Period Ended
	August 31, 2009	August 31, 2008(1)

Net asset value — Beginning of period	$9.340	$9.040

Income (Loss) From Operations

Net investment income(2)	$0.419	$0.209
Net realized and unrealized gain (loss)	(0.035)	0.300

Total income from operations	$0.384	$0.509

Less Distributions

From net investment income	$(0.424)	$(0.209)

Total distributions	$(0.424)	$(0.209)

Net asset value — End of period	$9.300	$9.340

Total Return(3)	4.51%	5.64	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,343	$3,958
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.60%	0.56	%(5)
Interest and fee expense(6)	0.05%	0.11	%(5)
Total expenses before custodian fee reduction	0.65%	0.67	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.59%	0.54	%(5)
Net investment income	4.79%	4.47	%(5)
Portfolio Turnover	22%	12	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	For the year ended August 31, 2008.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Arkansas Fund — Class A

	Year Ended August 31,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year	$9.160	$9.710	$9.970		$9.870	$9.880

Income (Loss) From Operations

Net investment income(1)	$0.392	$0.415	$0.419		$0.438	$0.460
Net realized and unrealized gain (loss)	(0.278)	(0.540)	(0.254)		0.100	(0.002)

Total income (loss) from operations	$0.114	$(0.125)	$0.165		$0.538	$0.458

Less Distributions

From net investment income	$(0.404)	$(0.425)	$(0.425)		$(0.438)	$(0.468)

Total distributions	$(0.404)	$(0.425)	$(0.425)		$(0.438)	$(0.468)

Net asset value — End of year	$8.870	$9.160	$9.710		$9.970	$9.870

Total Return(2)	1.55%	(1.21)%	1.61%		5.61%	4.74%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$59,111	$56,405	$57,319		$46,779	$36,014
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.78%	0.76%	0.75	%(3)	0.74%	0.74	%(4)
Interest and fee expense(5)	0.05%	0.14%	0.20%		0.21%	0.13	%(4)
Total expenses before custodian fee reduction	0.83%	0.90%	0.95	%(3)	0.95%	0.87	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.78%	0.73%	0.72	%(3)	0.71%	0.73	%(4)
Net investment income	4.71%	4.37%	4.19%		4.46%	4.65%
Portfolio Turnover	18%	15%	26%		18%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Arkansas Fund — Class B

	Year Ended August 31,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year	$9.850	$10.430	$10.710		$10.610	$10.610

Income (Loss) From Operations

Net investment income(1)	$0.356	$0.371	$0.372		$0.393	$0.416
Net realized and unrealized gain (loss)	(0.311)	(0.573)	(0.275)		0.098	0.007

Total income (loss) from operations	$0.045	$(0.202)	$0.097		$0.491	$0.423

Less Distributions

From net investment income	$(0.365)	$(0.378)	$(0.377)		$(0.391)	$(0.423)

Total distributions	$(0.365)	$(0.378)	$(0.377)		$(0.391)	$(0.423)

Net asset value — End of year	$9.530	$9.850	$10.430		$10.710	$10.610

Total Return(2)	0.80%	(1.97)%	0.85%		4.75%	4.23	%(3)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$3,525	$4,157	$5,413		$8,166	$8,924
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.53%	1.50%	1.50	%(4)	1.50%	1.49	%(5)
Interest and fee expense(6)	0.05%	0.14%	0.20%		0.21%	0.13	%(5)
Total expenses before custodian fee reduction	1.58%	1.64%	1.70	%(4)	1.71%	1.62	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.53%	1.48%	1.47	%(4)	1.46%	1.48	%(5)
Net investment income	3.98%	3.63%	3.47%		3.72%	3.92%
Portfolio Turnover	18%	15%	26%		18%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Arkansas Fund — Class C

	Year Ended August 31,
					Period Ended
	2009	2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$9.850	$10.420	$10.710		$10.550

Income (Loss) From Operations

Net investment income(2)	$0.354	$0.369	$0.364		$0.112
Net realized and unrealized gain (loss)	(0.309)	(0.562)	(0.277)		0.177

Total income (loss) from operations	$0.045	$(0.193)	$0.087		$0.289

Less Distributions

From net investment income	$(0.365)	$(0.377)	$(0.377)		$(0.129)

Total distributions	$(0.365)	$(0.377)	$(0.377)		$(0.129)

Net asset value — End of period	$9.530	$9.850	$10.420		$10.710

Total Return(3)	0.80%	(1.88)%	0.76%		2.76	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,386	$2,989	$2,756		$638
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.53%	1.52%	1.50	%(5)	1.49	%(6)
Interest and fee expense(7)	0.05%	0.14%	0.20%		0.21	%(6)
Total expenses before custodian fee reduction	1.58%	1.66%	1.70	%(5)	1.70	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.53%	1.48%	1.47	%(5)	1.46	%(6)
Net investment income	3.95%	3.62%	3.41%		3.07	%(6)
Portfolio Turnover	18%	15%	26%		18	%(8)

(1)	For the period from the start of business, April 28, 2006, to August 31, 2006.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	For the year ended August 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Georgia Fund — Class A

	Year Ended August 31,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year	$8.730	$9.130	$9.460		$9.510	$9.480

Income (Loss) From Operations

Net investment income(1)	$0.391	$0.393	$0.393		$0.420	$0.448
Net realized and unrealized gain (loss)	(0.229)	(0.399)	(0.321)		(0.044)	0.039

Total income (loss) from operations	$0.162	$(0.006)	$0.072		$0.376	$0.487

Less Distributions

From net investment income	$(0.392)	$(0.394)	$(0.402)		$(0.426)	$(0.457)

Total distributions	$(0.392)	$(0.394)	$(0.402)		$(0.426)	$(0.457)

Net asset value — End of year	$8.500	$8.730	$9.130		$9.460	$9.510

Total Return(2)	2.30%	(0.07)%	0.71%		4.10%	5.25%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$63,387	$68,832	$69,269		$49,431	$42,511
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.83%	0.77%	0.76	%(3)	0.75%	0.77	%(4)
Interest and fee expense(5)	0.18%	0.21%	0.29%		0.45%	0.34	%(4)
Total expenses before custodian fee reduction	1.01%	0.98%	1.05	%(3)	1.20%	1.11	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.81%	0.74%	0.71	%(3)	0.73%	0.75	%(4)
Net investment income	4.92%	4.37%	4.18%		4.49%	4.71%
Portfolio Turnover of the Portfolio(6)	—	—	—		—	2%
Portfolio Turnover of the Fund	18%	34%	12%		20%	11%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Georgia Fund — Class B

	Year Ended August 31,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year	$9.320	$9.750	$10.100		$10.150	$10.130

Income (Loss) From Operations

Net investment income(1)	$0.354	$0.348	$0.347		$0.375	$0.404
Net realized and unrealized gain (loss)	(0.241)	(0.433)	(0.343)		(0.046)	0.028

Total income (loss) from operations	$0.113	$(0.085)	$0.004		$0.329	$0.432

Less Distributions

From net investment income	$(0.353)	$(0.345)	$(0.354)		$(0.379)	$(0.412)

Total distributions	$(0.353)	$(0.345)	$(0.354)		$(0.379)	$(0.412)

Net asset value — End of year	$9.080	$9.320	$9.750		$10.100	$10.150

Total Return(2)	1.45%	(0.78)%	(0.02)%		3.35%	4.52	%(3)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$6,387	$8,301	$11,363		$13,382	$15,075
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.57%	1.52%	1.51	%(4)	1.50%	1.52	%(5)
Interest and fee expense(6)	0.18%	0.21%	0.29%		0.45%	0.34	%(5)
Total expenses before custodian fee reduction	1.75%	1.73%	1.80	%(4)	1.95%	1.86	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.56%	1.49%	1.46	%(4)	1.48%	1.50	%(5)
Net investment income	4.18%	3.62%	3.44%		3.75%	3.98%
Portfolio Turnover of the Portfolio(7)	—	—	—		—	2%
Portfolio Turnover	18%	34%	12%		20%	11%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Georgia Fund — Class C

	Year Ended August 31,
					Period Ended
	2009	2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$9.330	$9.760	$10.100		$9.980

Income (Loss) From Operations

Net investment income(2)	$0.354	$0.345	$0.342		$0.116
Net realized and unrealized gain (loss)	(0.241)	(0.429)	(0.328)		0.133	(3)

Total income (loss) from operations	$0.113	$(0.084)	$0.014		$0.249

Less Distributions

From net investment income	$(0.353)	$(0.346)	$(0.354)		$(0.129)

Total distributions	$(0.353)	$(0.346)	$(0.354)		$(0.129)

Net asset value — End of period	$9.090	$9.330	$9.760		$10.100

Total Return(4)	1.56%	(0.88)%	0.08%		2.52	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,190	$7,688	$6,318		$1,185
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.57%	1.53%	1.51	%(6)	1.50	%(7)
Interest and fee expense(8)	0.18%	0.21%	0.29%		0.45	%(7)
Total expenses before custodian fee reduction	1.75%	1.74%	1.80	%(6)	1.95	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.56%	1.49%	1.46	%(6)	1.48	%(7)
Net investment income	4.16%	3.60%	3.41%		3.28	%(7)
Portfolio Turnover	18%	34%	12%		20	%(9)

(1)	For the period from the start of business, April 25, 2006, to August 31, 2006.

(2)	Computed using average shares outstanding.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(7)	Annualized.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(9)	For the year ended August 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Georgia Fund — Class I

	Year Ended	Period Ended
	August 31, 2009	August 31, 2008(1)

Net asset value — Beginning of period	$8.750	$8.400

Income (Loss) From Operations

Net investment income(2)	$0.407	$0.208
Net realized and unrealized gain (loss)	(0.228)	0.347

Total income from operations	$0.179	$0.555

Less Distributions

From net investment income	$(0.409)	$(0.205)

Total distributions	$(0.409)	$(0.205)

Net asset value — End of period	$8.520	$8.750

Total Return(3)	2.51%	6.62	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,555	$4,579
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.62%	0.58	%(5)
Interest and fee expense(6)	0.18%	0.21	%(5)
Total expenses before custodian fee reduction	0.80%	0.79	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.61%	0.55	%(5)
Net investment income	5.12%	4.75	%(5)
Portfolio Turnover	18%	34	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	For the year ended August 31, 2008.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Kentucky Fund — Class A

	Year Ended August 31,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year	$8.610	$8.970	$9.240		$9.320	$9.320

Income (Loss) From Operations

Net investment income(1)	$0.382	$0.386	$0.399		$0.400	$0.424
Net realized and unrealized gain (loss)	(0.200)	(0.359)	(0.277)		(0.074)	0.005	(2)

Total income from operations	$0.182	$0.027	$0.122		$0.326	$0.429

Less Distributions

From net investment income	$(0.382)	$(0.387)	$(0.392)		$(0.406)	$(0.429)

Total distributions	$(0.382)	$(0.387)	$(0.392)		$(0.406)	$(0.429)

Net asset value — End of year	$8.410	$8.610	$8.970		$9.240	$9.320

Total Return(3)	2.44%	0.29%	1.31%		3.63%	4.71%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$46,662	$49,880	$50,736		$52,188	$50,371
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.78%	0.77%	0.78	%(4)	0.79%	0.77	%(5)
Interest and fee expense(6)	—	0.03%	0.06%		0.06%	0.05	%(5)
Total expenses before custodian fee reduction	0.78%	0.80%	0.84	%(4)	0.85%	0.82	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.77%	0.75%	0.76	%(4)	0.76%	0.75	%(5)
Net investment income	4.75%	4.35%	4.35%		4.37%	4.56%
Portfolio Turnover	15%	19%	14%		11%	22%

(1)	Computed using average shares outstanding.

(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Kentucky Fund — Class B

	Year Ended August 31,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year	$9.300	$9.680	$9.970		$10.050	$10.060

Income (Loss) From Operations

Net investment income(1)	$0.347	$0.345	$0.356		$0.359	$0.384
Net realized and unrealized loss	(0.222)	(0.383)	(0.298)		(0.076)	(0.007)

Total income (loss) from operations	$0.125	$(0.038)	$0.058		$0.283	$0.377

Less Distributions

From net investment income	$(0.345)	$(0.342)	$(0.348)		$(0.363)	$(0.387)

Total distributions	$(0.345)	$(0.342)	$(0.348)		$(0.363)	$(0.387)

Net asset value — End of year	$9.080	$9.300	$9.680		$9.970	$10.050

Total Return(2)	1.60%	(0.41)%	0.56%		2.92%	3.99	%(3)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$4,186	$6,236	$8,050		$10,122	$13,305
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.53%	1.52%	1.53	%(4)	1.54%	1.52	%(5)
Interest and fee expense(6)	—	0.03%	0.06%		0.06%	0.05	%(5)
Total expenses before custodian fee reduction	1.53%	1.55%	1.59	%(4)	1.60%	1.57	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.52%	1.50%	1.51	%(4)	1.51%	1.50	%(5)
Net investment income	4.01%	3.60%	3.60%		3.63%	3.82%
Portfolio Turnover	15%	19%	14%		11%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Kentucky Fund — Class C

	Year Ended August 31,
					Period Ended
	2009	2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$9.300	$9.680	$9.970		$9.940

Income (Loss) From Operations

Net investment income(2)	$0.348	$0.346	$0.354		$0.147
Net realized and unrealized gain (loss)	(0.213)	(0.384)	(0.296)		0.037	(3)

Total income (loss) from operations	$0.135	$(0.038)	$0.058		$0.184

Less Distributions

From net investment income	$(0.345)	$(0.342)	$(0.348)		$(0.154)

Total distributions	$(0.345)	$(0.342)	$(0.348)		$(0.154)

Net asset value — End of period	$9.090	$9.300	$9.680		$9.970

Total Return(4)	1.71%	(0.41)%	0.56%		1.89	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,509	$2,189	$1,994		$297
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.53%	1.52%	1.53	%(6)	1.54	%(7)
Interest and fee expense(8)	—	0.03%	0.06%		0.06	%(7)
Total expenses before custodian fee reduction	1.53%	1.55%	1.59	%(6)	1.60	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.52%	1.50%	1.51	%(6)	1.51	%(7)
Net investment income	4.00%	3.62%	3.59%		3.37	%(7)
Portfolio Turnover	15%	19%	14%		11	%(9)

(1)	For the period from the start of business, March 23, 2006, to August 31, 2006.

(2)	Computed using average shares outstanding.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(7)	Annualized.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(9)	For the year ended August 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Louisiana Fund — Class A

	Year Ended August 31,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year	$9.170	$9.660	$9.960		$9.960	$9.840

Income (Loss) From Operations

Net investment income(1)	$0.428	$0.423	$0.425		$0.449	$0.460
Net realized and unrealized gain (loss)	(0.213)	(0.484)	(0.285)		—	0.123

Total income (loss) from operations	$0.215	$(0.061)	$0.140		$0.449	$0.583

Less Distributions

From net investment income	$(0.425)	$(0.429)	$(0.440)		$(0.449)	$(0.463)

Total distributions	$(0.425)	$(0.429)	$(0.440)		$(0.449)	$(0.463)

Net asset value — End of year	$8.960	$9.170	$9.660		$9.960	$9.960

Total Return(2)	2.85%	(0.65)%	1.36%		4.66%	6.04%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$37,019	$41,310	$40,323		$26,972	$22,317
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.76%	0.72%	0.72	%(3)	0.71%	0.76	%(4)
Interest and fee expense(5)	0.04%	0.15%	0.26%		0.26%	0.14	%(4)
Total expenses before custodian fee reduction	0.80%	0.87%	0.98	%(3)	0.97%	0.90	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.75%	0.70%	0.67	%(3)	0.68%	0.75	%(4)
Net investment income	5.15%	4.46%	4.28%		4.57%	4.63%
Portfolio Turnover	30%	22%	19%		30%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Louisiana Fund — Class B

	Year Ended August 31,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year	$9.690	$10.210	$10.530		$10.520	$10.400

Income (Loss) From Operations

Net investment income(1)	$0.386	$0.373	$0.374		$0.399	$0.411
Net realized and unrealized gain (loss)	(0.215)	(0.519)	(0.309)		0.006	0.120

Total income (loss) from operations	$0.171	$(0.146)	$0.065		$0.405	$0.531

Less Distributions

From net investment income	$(0.381)	$(0.374)	$(0.385)		$(0.395)	$(0.411)

Total distributions	$(0.381)	$(0.374)	$(0.385)		$(0.395)	$(0.411)

Net asset value — End of year	$9.480	$9.690	$10.210		$10.530	$10.520

Total Return(2)	2.18%	(1.46)%	0.57%		3.97%	5.36	%(3)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$2,471	$3,891	$4,487		$6,124	$8,285
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.51%	1.47%	1.47	%(4)	1.47%	1.51	%(5)
Interest and fee expense(6)	0.04%	0.15%	0.26%		0.26%	0.14	%(5)
Total expenses before custodian fee reduction	1.55%	1.62%	1.73	%(4)	1.73%	1.65	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.50%	1.45%	1.42	%(4)	1.44%	1.50	%(5)
Net investment income	4.42%	3.71%	3.56%		3.84%	3.91%
Portfolio Turnover	30%	22%	19%		30%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Louisiana Fund — Class C

	Year Ended	Period Ended
	August 31, 2009	August 31, 2008(1)

Net asset value — Beginning of period	$9.710	$10.230

Income (Loss) From Operations

Net investment income(2)	$0.388	$0.286
Net realized and unrealized loss	(0.227)	(0.528)

Total income (loss) from operations	$0.161	$(0.242)

Less Distributions

From net investment income	$(0.381)	$(0.278)

Total distributions	$(0.381)	$(0.278)

Net asset value — End of period	$9.490	$9.710

Total Return(4)	2.18%	(2.47	)%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,677	$240
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50%	1.47	%(5)
Interest and fee expense(6)	0.04%	0.15	%(5)
Total expenses before custodian fee reduction	1.54%	1.62	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.50%	1.44	%(5)
Net investment income	4.35%	3.90	%(5)
Portfolio Turnover	30%	22	%(7)

(1)	For the period from the start of business, December 4, 2007, to August 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Not annualized.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	For the year ended August 31, 2008.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Maryland Fund — Class A

	Year Ended August 31,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year	$8.900	$9.260	$9.620		$9.590	$9.490

Income (Loss) From Operations

Net investment income(1)	$0.403	$0.404	$0.411		$0.454	$0.442
Net realized and unrealized gain (loss)	(0.226)	(0.348)	(0.347)		0.005	0.094

Total income from operations	$0.177	$0.056	$0.064		$0.459	$0.536

Less Distributions

From net investment income	$(0.407)	$(0.416)	$(0.424)		$(0.429)	$(0.436)

Total distributions	$(0.407)	$(0.416)	$(0.424)		$(0.429)	$(0.436)

Net asset value — End of year	$8.670	$8.900	$9.260		$9.620	$9.590

Total Return(2)	2.43%	0.60%	0.59%		4.94%	5.77%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$75,555	$81,774	$75,025		$55,380	$45,791
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.82%	0.77%	0.78	%(3)	0.79%	0.80	%(4)
Interest and fee expense(5)	0.10%	0.23%	0.41%		0.76%	0.28	%(4)
Total expenses before custodian fee reduction	0.92%	1.00%	1.19	%(3)	1.55%	1.08	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.81%	0.74%	0.73	%(3)	0.76%	0.79	%(4)
Net investment income	4.97%	4.41%	4.29%		4.78%	4.64%
Portfolio Turnover	16%	15%	6%		15%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Maryland Fund — Class B

	Year Ended August 31,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year	$9.700	$10.090	$10.490		$10.460	$10.350

Income (Loss) From Operations

Net investment income(1)	$0.374	$0.368	$0.373		$0.419	$0.405
Net realized and unrealized gain (loss)	(0.239)	(0.382)	(0.388)		0.002	0.103

Total income (loss) from operations	$0.135	$(0.014)	$(0.015)		$0.421	$0.508

Less Distributions

From net investment income	$(0.375)	$(0.376)	$(0.385)		$(0.391)	$(0.398)

Total distributions	$(0.375)	$(0.376)	$(0.385)		$(0.391)	$(0.398)

Net asset value — End of year	$9.460	$9.700	$10.090		$10.490	$10.460

Total Return(2)	1.76%	(0.15)%	(0.22)%		4.14%	5.17	%(3)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$7,742	$10,140	$12,995		$17,178	$19,783
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.58%	1.52%	1.53	%(4)	1.54%	1.55	%(5)
Interest and fee expense(6)	0.10%	0.23%	0.41%		0.76%	0.28	%(5)
Total expenses before custodian fee reduction	1.68%	1.75%	1.94	%(4)	2.30%	1.83	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.56%	1.48%	1.48	%(4)	1.51%	1.54	%(5)
Net investment income	4.23%	3.67%	3.56%		4.05%	3.90%
Portfolio Turnover	16%	15%	6%		15%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Maryland Fund — Class C

	Year Ended August 31,
					Period Ended
	2009	2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$9.710	$10.090	$10.470		$10.340

Income (Loss) From Operations

Net investment income(2)	$0.373	$0.364	$0.366		$0.115
Net realized and unrealized gain (loss)	(0.248)	(0.368)	(0.361)		0.146

Total income (loss) from operations	$0.125	$(0.004)	$0.005		$0.261

Less Distributions

From net investment income	$(0.375)	$(0.376)	$(0.385)		$(0.131)

Total distributions	$(0.375)	$(0.376)	$(0.385)		$(0.131)

Net asset value — End of period	$9.460	$9.710	$10.090		$10.470

Total Return(3)	1.65%	(0.05)%	(0.03)%		2.54	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,388	$9,790	$6,878		$342
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.57%	1.53%	1.53	%(5)	1.54	%(6)
Interest and fee expense(7)	0.10%	0.23%	0.41%		0.76	%(6)
Total expenses before custodian fee reduction	1.67%	1.76%	1.94	%(5)	2.30	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.56%	1.49%	1.48	%(5)	1.51	%(6)
Net investment income	4.20%	3.65%	3.53%		3.31	%(6)
Portfolio Turnover	16%	15%	6%		15	%(8)

(1)	For the period from the start of business, May 2, 2006, to August 31, 2006.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	For the year ended August 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Maryland Fund — Class I

	Year Ended	Period Ended
	August 31, 2009	August 31, 2008(1)

Net asset value — Beginning of period	$8.900	$8.600

Income (Loss) From Operations

Net investment income(2)	$0.419	$0.206
Net realized and unrealized gain (loss)	(0.216)	0.310

Total income from operations	$0.203	$0.516

Less Distributions

From net investment income	$(0.423)	$(0.216)

Total distributions	$(0.423)	$(0.216)

Net asset value — End of period	$8.680	$8.900

Total Return(3)	2.75%	6.01	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$448	$85
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.61%	0.58	%(5)
Interest and fee expense(6)	0.10%	0.23	%(5)
Total expenses before custodian fee reduction	0.71%	0.81	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.61%	0.54	%(5)
Net investment income	5.16%	4.60	%(5)
Portfolio Turnover	16%	15	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	For the year ended August 31, 2008.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Missouri Fund — Class A

	Year Ended August 31,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year	$9.370	$9.750	$10.120		$10.180	$10.080

Income (Loss) From Operations

Net investment income(1)	$0.389	$0.406	$0.415		$0.441	$0.462
Net realized and unrealized gain (loss)	(0.288)	(0.377)	(0.368)		(0.058)	0.116

Total income from operations	$0.101	$0.029	$0.047		$0.383	$0.578

Less Distributions

From net investment income	$(0.391)	$(0.409)	$(0.417)		$(0.443)	$(0.478)

Total distributions	$(0.391)	$(0.409)	$(0.417)		$(0.443)	$(0.478)

Net asset value — End of year	$9.080	$9.370	$9.750		$10.120	$10.180

Total Return(2)	1.41%	0.29%	0.41%		3.91%	5.87%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$89,556	$94,078	$90,059		$64,947	$55,806
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.80%	0.76%	0.75	%(3)	0.75%	0.79	%(4)
Interest and fee expense(5)	0.04%	0.08%	0.17%		0.27%	0.21	%(4)
Total expenses before custodian fee reduction	0.84%	0.84%	0.92	%(3)	1.02%	1.00	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.79%	0.74%	0.71	%(3)	0.71%	0.76	%(4)
Net investment income	4.51%	4.21%	4.12%		4.41%	4.58%
Portfolio Turnover	21%	18%	20%		27%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Missouri Fund — Class B

	Year Ended August 31,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year	$10.360	$10.770	$11.180		$11.250	$11.140

Income (Loss) From Operations

Net investment income(1)	$0.359	$0.370	$0.377		$0.407	$0.429
Net realized and unrealized gain (loss)	(0.320)	(0.410)	(0.409)		(0.071)	0.125

Total income (loss) from operations	$0.039	$(0.040)	$(0.032)		$0.336	$0.554

Less Distributions

From net investment income	$(0.359)	$(0.370)	$(0.378)		$(0.406)	$(0.444)

Total distributions	$(0.359)	$(0.370)	$(0.378)		$(0.406)	$(0.444)

Net asset value — End of year	$10.040	$10.360	$10.770		$11.180	$11.250

Total Return(2)	0.64%	(0.39)%	(0.35)%		3.10%	5.26	%(3)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$6,542	$7,404	$9,626		$11,169	$13,142
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.55%	1.51%	1.50	%(4)	1.50%	1.54	%(5)
Interest and fee expense(6)	0.04%	0.08%	0.17%		0.27%	0.21	%(5)
Total expenses before custodian fee reduction	1.59%	1.59%	1.67	%(4)	1.77%	1.75	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.54%	1.49%	1.46	%(4)	1.46%	1.51	%(5)
Net investment income	3.77%	3.47%	3.38%		3.68%	3.85%
Portfolio Turnover	21%	18%	20%		27%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Missouri Fund — Class C

	Year Ended August 31,
					Period Ended
	2009	2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$10.350	$10.770	$11.170		$11.140

Income (Loss) From Operations

Net investment income(2)	$0.359	$0.364	$0.371		$0.189
Net realized and unrealized gain (loss)	(0.320)	(0.414)	(0.393)		0.052	(3)

Total income (loss) from operations	$0.039	$(0.050)	$(0.022)		$0.241

Less Distributions

From net investment income	$(0.359)	$(0.370)	$(0.378)		$(0.211)

Total distributions	$(0.359)	$(0.370)	$(0.378)		$(0.211)

Net asset value — End of period	$10.030	$10.350	$10.770		$11.170

Total Return(4)	0.64%	(0.48)%	(0.26)%		2.20	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,553	$5,561	$4,491		$1,117
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.55%	1.52%	1.50	%(6)	1.50	%(7)
Interest and fee expense(8)	0.04%	0.08%	0.17%		0.27	%(7)
Total expenses before custodian fee reduction	1.59%	1.60%	1.67	%(6)	1.77	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.54%	1.49%	1.46	%(6)	1.46	%(7)
Net investment income	3.76%	3.42%	3.35%		3.17	%(7)
Portfolio Turnover	21%	18%	20%		27	%(9)

(1)	For the period from the start of business, February 16, 2006, to August 31, 2006.

(2)	Computed using average shares outstanding.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(7)	Annualized.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(9)	For the year ended August 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	North Carolina Fund — Class A

	Year Ended August 31,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year	$8.810	$9.160	$9.370		$9.340	$9.390

Income (Loss) From Operations

Net investment income(1)	$0.418	$0.400	$0.404		$0.410	$0.419
Net realized and unrealized gain (loss)	(0.019)	(0.355)	(0.212)		0.025	(0.052)

Total income from operations	$0.399	$0.045	$0.192		$0.435	$0.367

Less Distributions

From net investment income	$(0.399)	$(0.395)	$(0.402)		$(0.405)	$(0.417)

Total distributions	$(0.399)	$(0.395)	$(0.402)		$(0.405)	$(0.417)

Net asset value — End of year	$8.810	$8.810	$9.160		$9.370	$9.340

Total Return(2)	4.99%	0.49%	2.04%		4.80%	4.00%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$78,245	$86,348	$79,909		$67,480	$57,823
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.82%	0.78%	0.77	%(3)	0.77%	0.79	%(4)
Interest and fee expense(5)	0.11%	0.29%	0.58%		0.38%	0.16	%(4)
Total expenses before custodian fee reduction	0.93%	1.07%	1.35	%(3)	1.15%	0.95	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.82%	0.75%	0.74	%(3)	0.75%	0.79	%(4)
Net investment income	5.11%	4.41%	4.32%		4.43%	4.48%
Portfolio Turnover	42%	23%	9%		18%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	North Carolina Fund — Class B

	Year Ended August 31,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year	$9.470	$9.850	$10.080		$10.040	$10.100

Income (Loss) From Operations

Net investment income(1)	$0.383	$0.357	$0.360		$0.368	$0.375
Net realized and unrealized gain (loss)	(0.011)	(0.388)	(0.233)		0.032	(0.061)

Total income (loss) from operations	$0.372	$(0.031)	$0.127		$0.400	$0.314

Less Distributions

From net investment income	$(0.362)	$(0.349)	$(0.357)		$(0.360)	$(0.374)

Total distributions	$(0.362)	$(0.349)	$(0.357)		$(0.360)	$(0.374)

Net asset value — End of year	$9.480	$9.470	$9.850		$10.080	$10.040

Total Return(2)	4.30%	(0.33)%	1.23%		4.09%	3.32	%(3)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$5,209	$6,719	$8,683		$12,145	$15,344
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.57%	1.53%	1.52	%(4)	1.52%	1.54	%(5)
Interest and fee expense(6)	0.11%	0.29%	0.58%		0.38%	0.16	%(5)
Total expenses before custodian fee reduction	1.68%	1.82%	2.10	%(4)	1.90%	1.70	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.57%	1.50%	1.49	%(4)	1.50%	1.54	%(5)
Net investment income	4.37%	3.66%	3.57%		3.69%	3.73%
Portfolio Turnover	42%	23%	9%		18%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	North Carolina Fund — Class C

	Year Ended August 31,
					Period Ended
	2009	2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$9.470	$9.850	$10.070		$9.910

Income (Loss) From Operations

Net investment income(2)	$0.384	$0.355	$0.357		$0.097
Net realized and unrealized gain (loss)	(0.012)	(0.386)	(0.220)		0.183	(3)

Total income (loss) from operations	$0.372	$(0.031)	$0.137		$0.280

Less Distributions

From net investment income	$(0.362)	$(0.349)	$(0.357)		$(0.120)

Total distributions	$(0.362)	$(0.349)	$(0.357)		$(0.120)

Net asset value — End of period	$9.480	$9.470	$9.850		$10.070

Total Return(4)	4.30%	(0.33)%	1.34%		2.85	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,734	$8,073	$4,880		$527
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.57%	1.53%	1.51	%(6)	1.52	%(7)
Interest and fee expense(8)	0.11%	0.29%	0.58%		0.38	%(7)
Total expenses before custodian fee reduction	1.68%	1.82%	2.09	%(6)	1.90	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.57%	1.50%	1.48	%(6)	1.50	%(7)
Net investment income	4.36%	3.65%	3.56%		2.91	%(7)
Portfolio Turnover	42%	23%	9%		18	%(9)

(1)	For the period from the start of business, May 2, 2006, to August 31, 2006.

(2)	Computed using average shares outstanding.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(7)	Annualized.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(9)	For the year ended August 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	North Carolina Fund — Class I

	Year Ended	Period Ended
	August 31, 2009	August 31, 2008(1)

Net asset value — Beginning of period	$8.820	$8.550

Income (Loss) From Operations

Net investment income(2)	$0.437	$0.216
Net realized and unrealized gain (loss)	(0.010)	0.259

Total income from operations	$0.427	$0.475

Less Distributions

From net investment income	$(0.417)	$(0.205)

Total distributions	$(0.417)	$(0.205)

Net asset value — End of period	$8.830	$8.820

Total Return(3)	5.32%	5.56	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,303	$950
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.63%	0.58	%(5)
Interest and fee expense(6)	0.11%	0.29	%(5)
Total expenses before custodian fee reduction	0.74%	0.87	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.62%	0.54	%(5)
Net investment income	5.33%	4.86	%(5)
Portfolio Turnover	42%	23	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	For the year ended August 31, 2008.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Oregon Fund — Class A

	Year Ended August 31,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year	$8.720	$9.260	$9.550		$9.460	$9.480

Income (Loss) From Operations

Net investment income(1)	$0.399	$0.410	$0.411		$0.443	$0.470
Net realized and unrealized gain (loss)	(0.210)	(0.533)	(0.278)		0.089	(0.015)

Total income (loss) from operations	$0.189	$(0.123)	$0.133		$0.532	$0.455

Less Distributions

From net investment income	$(0.399)	$(0.417)	$(0.423)		$(0.442)	$(0.475)

Total distributions	$(0.399)	$(0.417)	$(0.423)		$(0.442)	$(0.475)

Net asset value — End of year	$8.510	$8.720	$9.260		$9.550	$9.460

Total Return(2)	2.65%	(1.36)%	1.34%		5.78%	4.91%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$118,827	$124,199	$110,060		$73,764	$66,240
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.82%	0.76%	0.78	%(3)	0.77%	0.80	%(4)
Interest and fee expense(5)	0.12%	0.22%	0.47%		0.46%	0.26	%(4)
Total expenses before custodian fee reduction	0.94%	0.98%	1.25	%(3)	1.23%	1.06	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.81%	0.74%	0.75	%(3)	0.75%	0.79	%(4)
Net investment income	5.05%	4.53%	4.31%		4.69%	4.96%
Portfolio Turnover	42%	34%	42%		15%	27%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Oregon Fund — Class B

	Year Ended August 31,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year	$9.540	$10.120	$10.440		$10.340	$10.370

Income (Loss) From Operations

Net investment income(1)	$0.372	$0.375	$0.376		$0.408	$0.438
Net realized and unrealized gain (loss)	(0.233)	(0.577)	(0.312)		0.097	(0.026)

Total income (loss) from operations	$0.139	$(0.202)	$0.064		$0.505	$0.412

Less Distributions

From net investment income	$(0.369)	$(0.378)	$(0.384)		$(0.405)	$(0.442)

Total distributions	$(0.369)	$(0.378)	$(0.384)		$(0.405)	$(0.442)

Net asset value — End of year	$9.310	$9.540	$10.120		$10.440	$10.340

Total Return(2)	1.85%	(2.04)%	0.56%		5.00%	4.24	%(3)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$12,114	$14,432	$17,077		$21,015	$22,363
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.56%	1.51%	1.53	%(4)	1.52%	1.55	%(5)
Interest and fee expense(6)	0.12%	0.22%	0.47%		0.46%	0.26	%(5)
Total expenses before custodian fee reduction	1.68%	1.73%	2.00	%(4)	1.98%	1.81	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.56%	1.49%	1.50	%(4)	1.50%	1.54	%(5)
Net investment income	4.31%	3.77%	3.60%		3.96%	4.24%
Portfolio Turnover	42%	34%	42%		15%	27%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Oregon Fund — Class C

	Year Ended August 31,
					Period Ended
	2009	2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$9.550	$10.130	$10.440		$10.400

Income (Loss) From Operations

Net investment income(2)	$0.371	$0.373	$0.368		$0.172
Net realized and unrealized gain (loss)	(0.232)	(0.575)	(0.294)		0.061	(3)

Total income (loss) from operations	$0.139	$(0.202)	$0.074		$0.233

Less Distributions

From net investment income	$(0.369)	$(0.378)	$(0.384)		$(0.193)

Total distributions	$(0.369)	$(0.378)	$(0.384)		$(0.193)

Net asset value — End of period	$9.320	$9.550	$10.130		$10.440

Total Return(4)	1.85%	(2.03)%	0.66%		2.27	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$19,429	$16,927	$8,362		$666
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.57%	1.52%	1.53	%(6)	1.52	%(7)
Interest and fee expense(8)	0.12%	0.22%	0.47%		0.46	%(7)
Total expenses before custodian fee reduction	1.69%	1.74%	2.00	%(6)	1.98	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.56%	1.49%	1.50	%(6)	1.50	%(7)
Net investment income	4.29%	3.78%	3.54%		3.32	%(7)
Portfolio Turnover	42%	34%	42%		15	%(9)

(1)	For the period from the start of business, May 2, 2006, to August 31, 2006.

(2)	Computed using average shares outstanding.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(7)	Annualized.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(9)	For the year ended August 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	South Carolina Fund — Class A

	Year Ended August 31,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year	$9.100	$9.700	$10.050		$10.060	$9.710

Income (Loss) From Operations

Net investment income(1)	$0.405	$0.420	$0.409		$0.423	$0.463
Net realized and unrealized gain (loss)	(0.233)	(0.598)	(0.346)		(0.002)	0.370

Total income (loss) from operations	$0.172	$(0.178)	$0.063		$0.421	$0.833

Less Distributions

From net investment income	$(0.402)	$(0.422)	$(0.413)		$(0.431)	$(0.483)

Total distributions	$(0.402)	$(0.422)	$(0.413)		$(0.431)	$(0.483)

Net asset value — End of year	$8.870	$9.100	$9.700		$10.050	$10.060

Total Return(2)	2.23%	(1.75)%	0.55%		4.35%	8.78%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$103,451	$110,470	$103,975		$71,412	$50,593
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.80%	0.77%	0.76	%(3)	0.75%	0.75	%(4)
Interest and fee expense(5)	0.10%	0.22%	0.45%		0.37%	0.37	%(4)
Total expenses before custodian fee reduction	0.90%	0.99%	1.21	%(3)	1.12%	1.12	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.80%	0.75%	0.73	%(3)	0.73%	0.72	%(4)
Net investment income	4.91%	4.44%	4.06%		4.28%	4.69%
Portfolio Turnover	44%	47%	33%		42%	29%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	South Carolina Fund — Class B

	Year Ended August 31,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year	$9.650	$10.280	$10.660		$10.670	$10.300

Income (Loss) From Operations

Net investment income(1)	$0.364	$0.371	$0.356		$0.372	$0.417
Net realized and unrealized gain (loss)	(0.246)	(0.631)	(0.378)		(0.005)	0.387

Total income (loss) from operations	$0.118	$(0.260)	$(0.022)		$0.367	$0.804

Less Distributions

From net investment income	$(0.358)	$(0.370)	$(0.358)		$(0.377)	$(0.434)

Total distributions	$(0.358)	$(0.370)	$(0.358)		$(0.377)	$(0.434)

Net asset value — End of year	$9.410	$9.650	$10.280		$10.660	$10.670

Total Return(2)	1.59%	(2.56)%	(0.29)%		3.57%	8.16	%(3)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$9,442	$11,316	$14,559		$17,667	$18,039
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.56%	1.52%	1.51	%(4)	1.50%	1.50	%(5)
Interest and fee expense(6)	0.10%	0.22%	0.45%		0.37%	0.37	%(5)
Total expenses before custodian fee reduction	1.66%	1.74%	1.96	%(4)	1.87%	1.87	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.56%	1.50%	1.48	%(4)	1.48%	1.47	%(5)
Net investment income	4.17%	3.69%	3.33%		3.55%	3.98%
Portfolio Turnover	44%	47%	33%		42%	29%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	South Carolina Fund — Class C

	Year Ended August 31,
					Period Ended
	2009	2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$9.660	$10.280	$10.660		$10.470

Income (Loss) From Operations

Net investment income(2)	$0.364	$0.369	$0.349		$0.218
Net realized and unrealized gain (loss)	(0.256)	(0.619)	(0.371)		0.199	(3)

Total income (loss) from operations	$0.108	$(0.250)	$(0.022)		$0.417

Less Distributions

From net investment income	$(0.358)	$(0.370)	$(0.358)		$(0.227)

Total distributions	$(0.358)	$(0.370)	$(0.358)		$(0.227)

Net asset value — End of period	$9.410	$9.660	$10.280		$10.660

Total Return(4)	1.48%	(2.46)%	(0.29)%		4.04	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$23,022	$20,867	$13,623		$2,272
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.55%	1.52%	1.51	%(6)	1.50	%(7)
Interest and fee expense(8)	0.10%	0.22%	0.45%		0.37	%(7)
Total expenses before custodian fee reduction	1.65%	1.74%	1.96	%(6)	1.87	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.55%	1.50%	1.48	%(6)	1.48	%(7)
Net investment income	4.15%	3.69%	3.29%		3.27	%(7)
Portfolio Turnover	44%	47%	33%		42	%(9)

(1)	For the period from the start of business, January 12, 2006, to August 31, 2006.

(2)	Computed using average shares outstanding.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(7)	Annualized.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(9)	For the year ended August 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	South Carolina Fund — Class I

	Year Ended	Period Ended
	August 31, 2009	August 31, 2008(1)

Net asset value — Beginning of period	$9.110	$8.620

Income (Loss) From Operations

Net investment income(2)	$0.422	$0.215
Net realized and unrealized gain (loss)	(0.233)	0.496

Total income from operations	$0.189	$0.711

Less Distributions

From net investment income	$(0.419)	$(0.221)

Total distributions	$(0.419)	$(0.221)

Net asset value — End of period	$8.880	$9.110

Total Return(3)	2.56%	8.26	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$23,727	$22,826
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.60%	0.55	%(5)
Interest and fee expense(6)	0.10%	0.22	%(5)
Total expenses before custodian fee reduction	0.70%	0.77	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.60%	0.54	%(5)
Net investment income	5.11%	4.68	%(5)
Portfolio Turnover	44%	47	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	For the year ended August 31, 2008.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Tennessee Fund — Class A

	Year Ended August 31,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year	$9.100	$9.530	$9.850		$9.880	$9.990

Income (Loss) From Operations

Net investment income(1)	$0.388	$0.409	$0.407		$0.419	$0.431
Net realized and unrealized loss	(0.424)	(0.433)	(0.318)		(0.028)	(0.001)

Total income (loss) from operations	$(0.036)	$(0.024)	$0.089		$0.391	$0.430

Less Distributions

From net investment income	$(0.394)	$(0.406)	$(0.409)		$(0.421)	$(0.450)

Total distributions	$(0.394)	$(0.406)	$(0.409)		$(0.421)	$(0.450)

Net asset value — End of year	$8.670	$9.100	$9.530		$9.850	$9.880

Total Return(2)	(0.03)%	(0.26)%	0.85%		4.09%	4.44%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$46,787	$49,219	$49,444		$46,023	$42,088
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.79%	0.74%	0.75	%(3)	0.73%	0.76	%(4)
Interest and fee expense(5)	0.03%	0.09%	0.21%		0.19%	0.16	%(4)
Total expenses before custodian fee reduction	0.82%	0.83%	0.96	%(3)	0.92%	0.92	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.79%	0.72%	0.72	%(3)	0.70%	0.75	%(4)
Net investment income	4.72%	4.35%	4.15%		4.30%	4.36%
Portfolio Turnover	20%	26%	20%		16%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Tennessee Fund — Class B

	Year Ended August 31,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year	$9.910	$10.380	$10.730		$10.750	$10.780

Income (Loss) From Operations

Net investment income(1)	$0.356	$0.369	$0.365		$0.378	$0.390
Net realized and unrealized loss	(0.458)	(0.475)	(0.350)		(0.020)	(0.010)

Total income (loss) from operations	$(0.102)	$(0.106)	$0.015		$0.358	$0.380

Less Distributions

From net investment income	$(0.358)	$(0.364)	$(0.365)		$(0.378)	$(0.410)

Total distributions	$(0.358)	$(0.364)	$(0.365)		$(0.378)	$(0.410)

Net asset value — End of year	$9.450	$9.910	$10.380		$10.730	$10.750

Total Return(2)	(0.73)%	(1.05)%	0.09%		3.43%	3.75	%(3)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$4,069	$5,247	$6,215		$8,638	$10,346
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.54%	1.49%	1.50	%(4)	1.48%	1.51	%(5)
Interest and fee expense(6)	0.03%	0.09%	0.21%		0.19%	0.16	%(5)
Total expenses before custodian fee reduction	1.57%	1.58%	1.71	%(4)	1.67%	1.67	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.54%	1.47%	1.47	%(4)	1.45%	1.50	%(5)
Net investment income	3.99%	3.60%	3.41%		3.56%	3.63%
Portfolio Turnover	20%	26%	20%		16%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Tennessee Fund — Class C

	Year Ended August 31,
					Period Ended
	2009	2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$9.910	$10.370	$10.720		$10.580

Income (Loss) From Operations

Net investment income(2)	$0.351	$0.366	$0.362		$0.110
Net realized and unrealized gain (loss)	(0.463)	(0.463)	(0.347)		0.156	(3)

Total income (loss) from operations	$(0.112)	$(0.097)	$0.015		$0.266

Less Distributions

From net investment income	$(0.358)	$(0.363)	$(0.365)		$(0.126)

Total distributions	$(0.358)	$(0.363)	$(0.365)		$(0.126)

Net asset value — End of period	$9.440	$9.910	$10.370		$10.720

Total Return(5)	(0.83)%	(0.95)%	0.09%		2.54	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,004	$4,078	$2,683		$559
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.54%	1.50%	1.49	%(7)	1.48	%(6)
Interest and fee expense(8)	0.03%	0.09%	0.21%		0.19	%(6)
Total expenses before custodian fee reduction	1.57%	1.59%	1.70	%(7)	1.67	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.54%	1.47%	1.46	%(7)	1.45	%(6)
Net investment income	3.93%	3.59%	3.40%		3.10	%(6)
Portfolio Turnover	20%	26%	20%		16	%(9)

(1)	For the period from the start of business, May 2, 2006, to August 31, 2006.

(2)	Computed using average shares outstanding.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Not annualized.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Annualized.

(7)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(9)	For the year ended August 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Virginia Fund — Class A

	Year Ended August 31,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year	$8.690	$9.280	$9.770		$9.790	$9.590

Income (Loss) From Operations

Net investment income(1)	$0.391	$0.412	$0.403		$0.418	$0.426
Net realized and unrealized gain (loss)	(0.327)	(0.592)	(0.485)		(0.025)	0.202

Total income (loss) from operations	$0.064	$(0.180)	$(0.082)		$0.393	$0.628

Less Distributions

From net investment income	$(0.394)	$(0.410)	$(0.408)		$(0.413)	$(0.428)

Total distributions	$(0.394)	$(0.410)	$(0.408)		$(0.413)	$(0.428)

Net asset value — End of year	$8.360	$8.690	$9.280		$9.770	$9.790

Total Return(2)	1.27%	(2.00)%	(0.95)%		4.16%	6.70%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$105,788	$107,673	$107,632		$89,098	$78,848
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.83%	0.78%	0.78	%(3)	0.77%	0.80	%(4)
Interest and fee expense(5)	0.12%	0.37%	0.57%		0.54%	0.23	%(4)
Total expenses before custodian fee reduction	0.95%	1.15%	1.35	%(3)	1.31%	1.03	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.82%	0.76%	0.76	%(3)	0.76%	0.79	%(4)
Net investment income	5.06%	4.53%	4.14%		4.34%	4.41%
Portfolio Turnover	32%	26%	28%		30%	47%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Virginia Fund — Class B

	Year Ended August 31,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year	$9.620	$10.270	$10.820		$10.830	$10.610

Income (Loss) From Operations

Net investment income(1)	$0.370	$0.381	$0.367		$0.384	$0.392
Net realized and unrealized gain (loss)	(0.370)	(0.656)	(0.547)		(0.018)	0.222

Total income (loss) from operations	$—	$(0.275)	$(0.180)		$0.366	$0.614

Less Distributions

From net investment income	$(0.370)	$(0.375)	$(0.370)		$(0.376)	$(0.394)

Total distributions	$(0.370)	$(0.375)	$(0.370)		$(0.376)	$(0.394)

Net asset value — End of year	$9.250	$9.620	$10.270		$10.820	$10.830

Total Return(2)	0.43%	(2.73)%	(1.77)%		3.49%	6.06	%(3)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$9,863	$14,451	$19,055		$24,411	$29,456
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.58%	1.53%	1.53	%(4)	1.52%	1.55	%(5)
Interest and fee expense(6)	0.12%	0.37%	0.57%		0.54%	0.23	%(5)
Total expenses before custodian fee reduction	1.70%	1.90%	2.10	%(4)	2.06%	1.78	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.57%	1.51%	1.51	%(4)	1.51%	1.54	%(5)
Net investment income	4.34%	3.78%	3.40%		3.61%	3.67%
Portfolio Turnover	32%	26%	28%		30%	47%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Virginia Fund — Class C

	Year Ended August 31,
					Period Ended
	2009	2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$9.630	$10.280	$10.810		$10.660

Income (Loss) From Operations

Net investment income(2)	$0.368	$0.381	$0.365		$0.198
Net realized and unrealized gain (loss)	(0.368)	(0.656)	(0.525)		0.158	(3)

Total income (loss) from operations	$—	$(0.275)	$(0.160)		$0.356

Less Distributions

From net investment income	$(0.370)	$(0.375)	$(0.370)		$(0.206)

Total distributions	$(0.370)	$(0.375)	$(0.370)		$(0.206)

Net asset value — End of period	$9.260	$9.630	$10.280		$10.810

Total Return(4)	0.43%	(2.73)%	(1.58)%		3.38	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,287	$9,451	$5,236		$548
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.59%	1.53%	1.53	%(6)	1.52	%(7)
Interest and fee expense(8)	0.12%	0.37%	0.57%		0.54	%(7)
Total expenses before custodian fee reduction	1.71%	1.90%	2.10	%(6)	2.06	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.58%	1.51%	1.51	%(6)	1.51	%(7)
Net investment income	4.29%	3.80%	3.40%		3.31	%(7)
Portfolio Turnover	32%	26%	28%		30	%(9)

(1)	For the period from the start of business, February 8, 2006, to August 31, 2006.

(2)	Computed using average shares outstanding.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(7)	Annualized.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(9)	For the year ended August 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Virginia Fund — Class I

	Year Ended	Period Ended
	August 31, 2009	August 31, 2008(1)

Net asset value — Beginning of period	$8.710	$8.440

Income (Loss) From Operations

Net investment income(2)	$0.403	$0.222
Net realized and unrealized gain (loss)	(0.332)	0.263

Total income from operations	$0.071	$0.485

Less Distributions

From net investment income	$(0.411)	$(0.215)

Total distributions	$(0.411)	$(0.215)

Net asset value — End of period	$8.370	$8.710

Total Return(3)	1.36%	5.73	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,945	$1,338
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.64%	0.63	%(5)
Interest and fee expense(6)	0.12%	0.37	%(5)
Total expenses before custodian fee reduction	0.76%	1.00	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.63%	0.56	%(5)
Net investment income	5.20%	5.07	%(5)
Portfolio Turnover	32%	26	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	For the year ended August 31, 2008.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2009

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of twenty-five funds, twelve of which, each non-diversified, are included in these financial statements. They include Eaton Vance Alabama Municipals Fund (Alabama Fund), Eaton Vance Arkansas Municipals Fund (Arkansas Fund), Eaton Vance Georgia Municipals Fund (Georgia Fund), Eaton Vance Kentucky Municipals Fund (Kentucky Fund), Eaton Vance Louisiana Municipals Fund (Louisiana Fund), Eaton Vance Maryland Municipals Fund (Maryland Fund), Eaton Vance Missouri Municipals Fund (Missouri Fund), Eaton Vance North Carolina Municipals Fund (North Carolina Fund), Eaton Vance Oregon Municipals Fund (Oregon Fund), Eaton Vance South Carolina Municipals Fund (South Carolina Fund), Eaton Vance Tennessee Municipals Fund (Tennessee Fund) and Eaton Vance Virginia Municipals Fund (Virginia Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds seek to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Arkansas Fund, Kentucky Fund, Louisiana Fund, Missouri Fund, Oregon Fund and Tennessee Fund each offer three classes of shares. The Alabama Fund, Georgia Fund, Maryland Fund, North Carolina Fund, South Carolina Fund and Virginia Fund each offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a third party pricing service, as derived from such service’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing service may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. Short-term obligations, maturing in sixty days or less, are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest

Eaton Vance Municipals Funds as of August 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At August 31, 2009, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Fund	Amount	Expiration Date

Alabama	$143,185	August 31, 2016
	149,650	August 31, 2017

Arkansas	$661,011	August 31, 2013
	126,693	August 31, 2016
	826,603	August 31, 2017

Georgia	$129,324	August 31, 2011
	117,457	August 31, 2012
	931,893	August 31, 2013
	536,265	August 31, 2015
	306,338	August 31, 2016
	980,989	August 31, 2017

Kentucky	$2,260,947	August 31, 2012
	944,485	August 31, 2013
	98,602	August 31, 2016
	155,003	August 31, 2017

Louisiana	$183,393	August 31, 2010
	142,162	August 31, 2012
	197,480	August 31, 2013
	85,459	August 31, 2016
	292,157	August 31, 2017

Maryland	$818,358	August 31, 2013
	204,999	August 31, 2015
	4,159,062	August 31, 2016
	34,823	August 31, 2017

Missouri	$69,474	August 31, 2010
	135,451	August 31, 2012
	831,764	August 31, 2013
	337,671	August 31, 2016
	2,259,438	August 31, 2017

North Carolina	$88,235	August 31, 2015
	274,170	August 31, 2016

Oregon	$1,258,470	August 31, 2013
	2,145,240	August 31, 2016
	1,066,237	August 31, 2017

South Carolina	$290,746	August 31, 2013
	1,027,752	August 31, 2016
	3,019,420	August 31, 2017

Tennessee	$309,297	August 31, 2013
	238,529	August 31, 2016

Virginia	$174,008	August 31, 2012
	1,185,970	August 31, 2013
	502,088	August 31, 2016
	3,212,881	August 31, 2017

During the year ended August 31, 2009, capital loss carryforwards of $458,393 and $88,849 were utilized to offset net realized gains by the North Carolina Fund and Tennessee Fund.

Additionally, at August 31, 2009, the Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund had net capital losses of $1,189,226, $2,288,148, $2,681,496, $410,720, $1,359,809, $1,720,414, $2,737,840, $3,569,092, $9,225,865, $10,960,707, $3,777,392 and $4,705,370, respectively, attributable to security transactions incurred after October 31, 2008. These net capital losses are treated as arising on the first day of the Funds’ taxable year ending August 31, 2010.

As of August 31, 2009, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended August 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization

Eaton Vance Municipals Funds as of August 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in inverse floating rate securities, also referred to as residual interest bonds, whereby a Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would pay the broker the par amount due on the Floating Rate Notes and exchange the Inverse Floater for the underlying Fixed Rate Bond. Pursuant to Financial Accounting Standards Board (FASB) Statement No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities” (FAS 140), the Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying bond, bankruptcy of or payment failure by the issuer of the underlying bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At August 31, 2009, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

			Collateral
	Floating	Interest Rate	for Floating
	Rate	or Range of	Rate
	Notes	Interest	Notes
Fund	Outstanding	Rates (%)	Outstanding

Alabama	$1,305,000	0.34	$1,753,485
Arkansas	600,000	0.34 – 0.95	1,247,478
Georgia	7,920,000	0.32 – 0.95	11,828,142
Louisiana	310,000	0.95	644,530
Maryland	4,155,000	0.41 – 0.49	5,539,983
Missouri	1,880,000	0.32 – 0.95	3,515,465
North Carolina	7,970,000	0.32 – 0.95	11,966,760
Oregon	6,900,000	0.39 – 0.95	10,146,697
South Carolina	3,350,000	0.32 – 0.95	5,906,046
Tennessee	280,000	0.95	582,156
Virginia	4,850,000	0.36 – 0.95	8,537,931

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of August 31, 2009.

The Funds may also purchase Inverse Floaters from brokers in a secondary market transaction without first owning the underlying fixed rate bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to Inverse Floaters purchased in a secondary market transaction are disclosed in the Portfolio of Investments. The Funds’ investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available

Eaton Vance Municipals Funds as of August 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money for purposes of making investments. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Inverse Floaters held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — The Funds may enter into financial futures contracts. The Funds’ investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Fund bears the risk if the counterparties do not perform under the contracts’ terms.

K  Interest Rate Swaps — The Funds may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2   Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

Eaton Vance Municipals Funds as of August 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

The tax character of distributions declared for the years ended August 31, 2009 and August 31, 2008 was as follows:

	Alabama	Arkansas	Georgia	Kentucky	Louisiana	Maryland
Year Ended August 31, 2009	Fund	Fund	Fund	Fund	Fund	Fund

Distributions declared from:
Tax-exempt income	$2,422,615	$2,645,807	$3,784,414	$2,370,910	$1,956,647	$4,377,846
Ordinary income	$131	$110,630	$10,759	$44,364	$13,946	$96
Long-term capital gains	$—	$—	$—	$—	$—	$—

		North		South
	Missouri	Carolina	Oregon	Carolina	Tennessee	Virginia
Year Ended August 31, 2009	Fund	Fund	Fund	Fund	Fund	Fund

Distributions declared from:
Tax-exempt income	$4,309,207	$4,519,613	$6,519,401	$6,839,926	$2,397,175	$6,105,992
Ordinary income	$40,187	$2,483	$126,467	$40,364	$59,014	$27,376
Long-term capital gains	$—	$—	$—	$—	$—	$—

	Alabama	Arkansas	Georgia	Kentucky	Louisiana	Maryland
Year Ended August 31, 2008	Fund	Fund	Fund	Fund	Fund	Fund

Distributions declared from:
Tax-exempt income	$2,379,240	$2,748,685	$3,672,347	$2,539,610	$1,947,144	$4,328,130
Ordinary income	$—	$80,802	$28,384	$679	$19,474	$—
Long-term capital gains	$265,411	$—	$—	$—	$—	$—

		North		South
	Missouri	Carolina	Oregon	Carolina	Tennessee	Virginia
Year Ended August 31, 2008	Fund	Fund	Fund	Fund	Fund	Fund

Distributions declared from:
Tax-exempt income	$4,428,490	$4,211,111	$6,383,939	$6,291,041	$2,483,650	$5,888,508
Ordinary income	$—	$—	$81,905	$662	$252	$113

During the year ended August 31, 2009, the following amounts were reclassified due to expired capital loss carryforwards, the tax treatment of distributions in excess of net tax-exempt income and differences between book and tax accounting for accretion of market discount.

	Alabama	Arkansas	Georgia	Kentucky	Louisiana	Maryland
	Fund	Fund	Fund	Fund	Fund	Fund

Increase (decrease):
Paid-in capital	$—	$(110,630)	$—	$—	$(173,032)	$—
Accumulated net realized gain (loss)	$8,891	$17,938	$(71,469)	$(42,044)	$169,870	$41,253
Accumulated undistributed (distributions in excess of) net investment income	$(8,891)	$92,692	$71,469	$42,044	$3,162	$(41,253)

		North		South
	Missouri	Carolina	Oregon	Carolina	Tennessee	Virginia
	Fund	Fund	Fund	Fund	Fund	Fund

Increase (decrease):
Paid-in capital	$(40,187)	$—	$(125,092)	$(21,842)	$(58,876)	$—
Accumulated net realized gain (loss)	$32,144	$54,024	$50,814	$64,715	$26,271	$54,070
Accumulated undistributed (distributions in excess of) net investment income	$8,043	$(54,024)	$74,278	$(42,873)	$32,605	$(54,070)

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

Eaton Vance Municipals Funds as of August 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

As of August 31, 2009, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	Alabama	Arkansas	Georgia	Kentucky	Louisiana	Maryland
	Fund	Fund	Fund	Fund	Fund	Fund

Undistributed tax-exempt income	$3,415	$—	$43,726	$28,029	$—	$99,271
Capital loss carryforward and post October losses	$(1,482,061)	$(3,902,455)	$(5,683,762)	$(3,869,757)	$(2,260,460)	$(6,937,656)
Net unrealized appreciation (depreciation)	$192,435	$(1,918,469)	$(1,755,899)	$(953,859)	$(1,432,609)	$(3,519,589)
Other temporary differences	$(89,525)	$(75,437)	$(147,242)	$(55,244)	$(63,356)	$(126,687)

		North		South
	Missouri	Carolina	Oregon	Carolina	Tennessee	Virginia
	Fund	Fund	Fund	Fund	Fund	Fund

Undistributed tax-exempt income	$—	$194,836	$—	$—	$—	$58,487

Capital loss carryforward and post October losses	$(6,371,638)	$(3,931,497)	$(13,695,812)	$(15,298,625)	$(4,325,218)	$(9,780,317)

Net unrealized appreciation (depreciation)	$(1,082,470)	$1,736,884	$(1,817,190)	$(411,694)	$(586,717)	$(1,360,593)

Other temporary differences	$(105,401)	$(149,121)	$(147,003)	$(214,921)	$(78,849)	$(198,917)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, the timing of recognizing distributions to shareholders, futures contracts, accretion of market discount and inverse floaters.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

	Annual	Daily
Daily Net Assets	Asset Rate	Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20%	2.00%
$40 million up to $500 million	0.30%	3.00%

On average daily net assets of $500 million or more, the rates are reduced. For the year ended August 31, 2009, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Investment	Effective
Fund	Adviser Fee	Annual Rate

Alabama	$157,100	0.29%
Arkansas	180,138	0.31
Georgia	285,362	0.36
Kentucky	151,944	0.29
Louisiana	95,662	0.24
Maryland	331,303	0.37
Missouri	362,405	0.37
North Carolina	354,720	0.38
Oregon	552,084	0.41
South Carolina	601,276	0.41
Tennessee	155,588	0.30
Virginia	502,584	0.41

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees

Eaton Vance Municipals Funds as of August 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the year ended August 31, 2009 were as follows:

	EVM’s	EVD’s
	Sub-Transfer	Class A
Fund	Agent Fees	Sales Charges

Alabama	$1,162	$5,360
Arkansas	1,366	12,757
Georgia	1,673	4,517
Kentucky	1,393	2,856
Louisiana	522	4,626
Maryland	2,119	9,324
Missouri	2,253	13,810
North Carolina	2,409	7,376
Oregon	2,648	17,602
South Carolina	2,008	17,095
Tennessee	1,239	8,929
Virginia	3,099	7,682

Except for Trustees of the Funds who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4   Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2009 for Class A shares amounted to the following:

Class A
Distribution and
Fund	Service Fees

Alabama	$83,415
Arkansas	103,098
Georgia	118,584
Kentucky	89,600
Louisiana	70,449
Maryland	142,774
Missouri	172,331
North Carolina	148,207
Oregon	214,084
South Carolina	191,846
Tennessee	86,741
Virginia	190,710

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require each Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the year ended August 31, 2009,

Eaton Vance Municipals Funds as of August 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

the Funds paid or accrued to EVD the following distribution fees, representing 0.75% of the average daily net assets of each Fund’s Class B and Class C shares:

	Class B	Class C
	Distribution	Distribution
Fund	Fees	Fees

Alabama	$53,104	$9,410
Arkansas	26,415	21,601
Georgia	49,560	54,186
Kentucky	37,075	16,410
Louisiana	22,169	6,907
Maryland	62,008	77,252
Missouri	49,620	38,619
North Carolina	41,515	60,449
Oregon	91,319	125,440
South Carolina	71,517	146,745
Tennessee	33,529	36,649
Virginia	81,510	73,407

At August 31, 2009, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

Fund	Class B	Class C

Alabama	$1,174,000	$221,000
Arkansas	1,115,000	287,000
Georgia	1,679,000	615,000
Kentucky	1,174,000	202,000
Louisiana	714,000	84,000
Maryland	3,610,000	908,000
Missouri	422,000	356,000
North Carolina	1,695,000	582,000
Oregon	1,628,000	1,324,000
South Carolina	1,195,000	1,813,000
Tennessee	674,000	389,000
Virginia	961,000	760,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended August 31, 2009 amounted to the following:

	Class B	Class C
Fund	Service Fees	Service Fees

Alabama	$14,161	$2,509
Arkansas	7,044	5,760
Georgia	13,217	14,450
Kentucky	9,886	4,376
Louisiana	5,911	1,842
Maryland	16,535	20,600
Missouri	13,231	10,299
North Carolina	11,071	16,120
Oregon	24,352	33,451
South Carolina	19,071	39,132
Tennessee	8,941	9,774
Virginia	21,736	19,575

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the year ended

Eaton Vance Municipals Funds as of August 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

August 31, 2009, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

Fund	Class A	Class B	Class C

Alabama	$26,000	$3,000	$100
Arkansas	4,000	5,000	400
Georgia	—	6,000	6,000
Kentucky	—	7,000	2,000
Louisiana	—	1,000	300
Maryland	25,000	8,000	4,000
Missouri	—	3,000	700
North Carolina	7,000	3,000	2,000
Oregon	10,000	15,000	6,000
South Carolina	9,000	15,000	8,000
Tennessee	—	4,000	700
Virginia	400	22,000	500

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended August 31, 2009 were as follows:

Fund	Purchases	Sales

Alabama	$12,147,519	$19,647,518
Arkansas	10,816,361	11,165,444
Georgia	15,567,328	21,670,895
Kentucky	8,038,210	13,368,285
Louisiana	12,228,058	15,746,294
Maryland	15,282,852	19,920,386
Missouri	26,688,582	29,466,235
North Carolina	43,423,993	48,180,598
Oregon	62,332,723	77,100,703
South Carolina	67,941,406	81,233,562
Tennessee	10,807,792	13,691,386
Virginia	43,123,827	48,259,671

7   Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Alabama Fund
	Year Ended August 31,
Class A	2009	2008

Sales	536,099	930,997
Issued to shareholders electing to receive payments of distributions in Fund shares	118,542	120,214
Redemptions	(1,430,771)	(606,351)
Exchange from Class B shares	149,990	136,161

Net increase (decrease)	(626,140)	581,021

	Year Ended August 31,
Class B	2009	2008

Sales	37,389	37,789
Issued to shareholders electing to receive payments of distributions in Fund shares	16,687	21,153
Redemptions	(135,353)	(106,024)
Exchange to Class A shares	(136,249)	(123,764)

Net decrease	(217,526)	(170,846)

	Year Ended August 31,
Class C	2009	2008

Sales	85,757	140,614
Issued to shareholders electing to receive payments of distributions in Fund shares	1,757	2,698
Redemptions	(28,147)	(171,707)

Net increase (decrease)	59,367	(28,395)

	Year Ended	Period Ended
Class I	August 31, 2009	August 31, 2008(1)

Sales	167,782	461,344
Issued to shareholders electing to receive payments of distributions in Fund shares	269	—
Redemptions	(232,195)	(37,636)

Net increase (decrease)	(64,144)	423,708

Eaton Vance Municipals Funds as of August 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

Arkansas Fund
	Year Ended August 31,
Class A	2009	2008

Sales	1,047,945	1,127,584
Issued to shareholders electing to receive payments of distributions in Fund shares	196,653	161,742
Redemptions	(789,369)	(1,079,249)
Exchange from Class B shares	54,938	39,151

Net increase	510,167	249,228

	Year Ended August 31,
Class B	2009	2008

Sales	32,025	21,875
Issued to shareholders electing to receive payments of distributions in Fund shares	10,247	9,640
Redemptions	(43,450)	(91,997)
Exchange to Class A shares	(51,116)	(36,425)

Net decrease	(52,294)	(96,907)

	Year Ended August 31,
Class C	2009	2008

Sales	118,079	141,385
Issued to shareholders electing to receive payments of distributions in Fund shares	3,552	2,837
Redemptions	(69,967)	(105,011)

Net increase	51,664	39,211

Georgia Fund
	Year Ended August 31,
Class A	2009	2008

Sales	889,704	1,869,016
Issued to shareholders electing to receive payments of distributions in Fund shares	197,490	186,946
Redemptions	(1,652,319)	(1,831,383)
Exchange from Class B shares	135,208	73,538

Net increase (decrease)	(429,917)	298,117

	Year Ended August 31,
Class B	2009	2008

Sales	42,374	33,674
Issued to shareholders electing to receive payments of distributions in Fund shares	17,258	20,257
Redemptions	(120,425)	(260,361)
Exchange to Class A shares	(126,425)	(68,789)

Net decrease	(187,218)	(275,219)

	Year Ended August 31,
Class C	2009	2008

Sales	290,089	503,542
Issued to shareholders electing to receive payments of distributions in Fund shares	21,451	15,838
Redemptions	(234,640)	(342,937)

Net increase	76,900	176,443

	Year Ended	Period Ended
Class I	August 31, 2009	August 31, 2008(1)

Sales	463,954	525,775
Issued to shareholders electing to receive payments of distributions in Fund shares	33	—
Redemptions	(218,151)	(2,513)

Net increase	245,836	523,262

Kentucky Fund
	Year Ended August 31,
Class A	2009	2008

Sales	458,537	568,635
Issued to shareholders electing to receive payments of distributions in Fund shares	187,410	165,480
Redemptions	(1,029,077)	(688,154)
Exchange from Class B shares	141,013	88,435

Net increase (decrease)	(242,117)	134,396

	Year Ended August 31,
Class B	2009	2008

Sales	13,631	10,900
Issued to shareholders electing to receive payments of distributions in Fund shares	15,015	17,226
Redemptions	(107,841)	(107,190)
Exchange to Class A shares	(130,506)	(81,912)

Net decrease	(209,701)	(160,976)

	Year Ended August 31,
Class C	2009	2008

Sales	79,803	122,417
Issued to shareholders electing to receive payments of distributions in Fund shares	6,452	6,764
Redemptions	(45,584)	(99,796)

Net increase	40,671	29,385

Eaton Vance Municipals Funds as of August 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

Louisiana Fund
	Year Ended August 31,
Class A	2009	2008

Sales	458,204	1,022,964
Issued to shareholders electing to receive payments of distributions in Fund shares	119,676	96,232
Redemptions	(1,066,456)	(810,465)
Exchange from Class B shares	116,328	20,706

Net increase (decrease)	(372,248)	329,437

	Year Ended August 31,
Class B	2009	2008

Sales	5,900	22,106
Issued to shareholders electing to receive payments of distributions in Fund shares	5,752	5,646
Redemptions	(42,434)	(46,241)
Exchange to Class A shares	(109,980)	(19,579)

Net decrease	(140,762)	(38,068)

	Year Ended	Period Ended
Class C	August 31, 2009	August 31, 2008(2)

Sales	154,394	24,353
Issued to shareholders electing to receive payments of distributions in Fund shares	1,370	324
Redemptions	(3,712)	—

Net increase	152,052	24,677

Maryland Fund
	Year Ended August 31,
Class A	2009	2008

Sales	1,239,297	2,817,072
Issued to shareholders electing to receive payments of distributions in Fund shares	292,491	265,854
Redemptions	(2,115,912)	(2,135,304)
Exchange from Class B shares	108,611	137,109

Net increase (decrease)	(475,513)	1,084,731

	Year Ended August 31,
Class B	2009	2008

Sales	89,230	49,626
Issued to shareholders electing to receive payments of distributions in Fund shares	25,186	26,825
Redemptions	(241,242)	(193,578)
Exchange to Class A shares	(99,495)	(125,662)

Net decrease	(226,321)	(242,789)

	Year Ended August 31,
Class C	2009	2008

Sales	493,641	554,486
Issued to shareholders electing to receive payments of distributions in Fund shares	28,748	21,536
Redemptions	(221,553)	(248,718)

Net increase	300,836	327,304

	Year Ended	Period Ended
Class I	August 31, 2009	August 31, 2008(1)

Sales	45,149	10,452
Redemptions	(3,041)	(941)

Net increase	42,108	9,511

Missouri Fund
	Year Ended August 31,
Class A	2009	2008

Sales	1,245,404	2,105,248
Issued to shareholders electing to receive payments of distributions in Fund shares	301,436	265,329
Redemptions	(1,812,744)	(1,658,989)
Exchange from Class B shares	89,216	90,127

Net increase (decrease)	(176,688)	801,715

	Year Ended August 31,
Class B	2009	2008

Sales	53,957	80,757
Issued to shareholders electing to receive payments of distributions in Fund shares	13,339	14,443
Redemptions	(49,759)	(192,279)
Exchange to Class A shares	(80,711)	(81,526)

Net decrease	(63,174)	(178,605)

	Year Ended August 31,
Class C	2009	2008

Sales	127,073	165,973
Issued to shareholders electing to receive payments of distributions in Fund shares	14,122	11,632
Redemptions	(125,037)	(57,329)

Net increase	16,158	120,276

Eaton Vance Municipals Funds as of August 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

North Carolina Fund
	Year Ended August 31,
Class A	2009	2008

Sales	1,224,791	2,034,924
Issued to shareholders electing to receive payments of distributions in Fund shares	278,440	239,219
Redemptions	(2,569,259)	(1,265,239)
Exchange from Class B shares	145,051	74,868

Net increase (decrease)	(920,977)	1,083,772

	Year Ended August 31,
Class B	2009	2008

Sales	39,265	53,095
Issued to shareholders electing to receive payments of distributions in Fund shares	12,632	13,355
Redemptions	(76,755)	(168,583)
Exchange to Class A shares	(134,713)	(69,689)

Net decrease	(159,571)	(171,822)

	Year Ended August 31,
Class C	2009	2008

Sales	336,368	600,741
Issued to shareholders electing to receive payments of distributions in Fund shares	20,534	14,875
Redemptions	(287,643)	(258,554)

Net increase	69,259	357,062

	Year Ended	Period Ended
Class I	August 31, 2009	August 31, 2008(1)

Sales	1,276,820	149,925
Issued to shareholders electing to receive payments of distributions in Fund shares	1,062	—
Redemptions	(445,234)	(42,216)

Net increase	832,648	107,709

Oregon Fund
	Year Ended August 31,
Class A	2009	2008

Sales	2,238,279	3,784,514
Issued to shareholders electing to receive payments of distributions in Fund shares	493,722	382,641
Redemptions	(3,192,524)	(2,036,019)
Exchange from Class B shares	186,379	221,561

Net increase (decrease)	(274,144)	2,352,697

	Year Ended August 31,
Class B	2009	2008

Sales	181,030	185,787
Issued to shareholders electing to receive payments of distributions in Fund shares	39,765	35,703
Redemptions	(261,771)	(193,133)
Exchange to Class A shares	(170,232)	(202,513)

Net decrease	(211,208)	(174,156)

	Year Ended August 31,
Class C	2009	2008

Sales	698,241	1,098,319
Issued to shareholders electing to receive payments of distributions in Fund shares	60,200	31,501
Redemptions	(446,224)	(182,325)

Net increase	312,217	947,495

South Carolina Fund
	Year Ended August 31,
Class A	2009	2008

Sales	2,537,743	3,776,202
Issued to shareholders electing to receive payments of distributions in Fund shares	382,509	331,834
Redemptions	(3,503,845)	(2,750,705)
Exchange from Class B shares	112,329	53,815

Net increase (decrease)	(471,264)	1,411,146

	Year Ended August 31,
Class B	2009	2008

Sales	67,992	122,627
Issued to shareholders electing to receive payments of distributions in Fund shares	30,211	28,726
Redemptions	(161,441)	(344,240)
Exchange to Class A shares	(105,938)	(50,739)

Net decrease	(169,176)	(243,626)

	Year Ended August 31,
Class C	2009	2008

Sales	899,650	1,204,990
Issued to shareholders electing to receive payments of distributions in Fund shares	56,261	41,816
Redemptions	(671,151)	(410,493)

Net increase	284,760	836,313

Eaton Vance Municipals Funds as of August 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

South Carolina Fund (continued)

	Year Ended	Period Ended
Class I	August 31, 2009	August 31, 2008(1)

	Year Ended	Period Ended
Class I	August 31, 2009	August 31, 2008(1)

Sales	1,768,242	2,634,294
Issued to shareholders electing to receive payments of distributions in Fund shares	482	156
Redemptions	(1,601,080)	(129,028)

Net increase	167,644	2,505,422

Tennessee Fund
	Year Ended August 31,
Class A	2009	2008

Sales	873,304	853,413
Issued to shareholders electing to receive payments of distributions in Fund shares	159,260	136,063
Redemptions	(1,119,926)	(806,227)
Exchange from Class B shares	76,950	35,823

Net increase (decrease)	(10,412)	219,072

	Year Ended August 31,
Class B	2009	2008

Sales	43,387	17,747
Issued to shareholders electing to receive payments of distributions in Fund shares	13,205	13,085
Redemptions	(84,570)	(67,568)
Exchange to Class A shares	(70,599)	(32,877)

Net decrease	(98,577)	(69,613)

	Year Ended August 31,
Class C	2009	2008

Sales	326,858	240,334
Issued to shareholders electing to receive payments of distributions in Fund shares	12,873	6,322
Redemptions	(115,222)	(93,703)

Net increase	224,509	152,953

Virginia Fund
	Year Ended August 31,
Class A	2009	2008

Sales	1,846,806	3,324,355
Issued to shareholders electing to receive payments of distributions in Fund shares	374,827	341,074
Redemptions	(2,172,135)	(3,024,617)
Exchange from Class B shares	220,724	147,481

Net increase	270,222	788,293

	Year Ended August 31,
Class B	2009	2008

Sales	128,299	185,654
Issued to shareholders electing to receive payments of distributions in Fund shares	36,903	41,101
Redemptions	(401,998)	(447,099)
Exchange to Class A shares	(199,317)	(133,216)

Net decrease	(436,113)	(353,560)

	Year Ended August 31,
Class C	2009	2008

Sales	505,153	618,039
Issued to shareholders electing to receive payments of distributions in Fund shares	34,765	22,889
Redemptions	(194,792)	(168,775)

Net increase	345,126	472,153

	Year Ended	Period Ended
Class I	August 31, 2009	August 31, 2008(1)

Sales	1,551,265	153,615
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—
Redemptions	(517,374)	—

Net increase	1,033,891	153,615

(1)	Class I of the Alabama Fund, Georgia Fund, Maryland Fund, North Carolina Fund, South Carolina Fund and Virginia Fund commenced operations on March 3, 2008.

(2)	Class C of the Louisiana Fund commenced operations on December 4, 2007.

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at August 31, 2009, as determined on a federal income tax basis, were as follows:

Alabama Fund

Aggregate cost	$54,277,911

Gross unrealized appreciation	$2,265,153
Gross unrealized depreciation	(2,014,269)

Net unrealized appreciation	$250,884

Eaton Vance Municipals Funds as of August 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

Arkansas Fund

Aggregate cost	$65,210,726

Gross unrealized appreciation	$1,521,571
Gross unrealized depreciation	(3,559,433)

Net unrealized depreciation	$(2,037,862)

Georgia Fund

Aggregate cost	$84,671,473

Gross unrealized appreciation	$2,666,133
Gross unrealized depreciation	(3,979,766)

Net unrealized depreciation	$(1,313,633)

Kentucky Fund

Aggregate cost	$52,841,792

Gross unrealized appreciation	$2,004,664
Gross unrealized depreciation	(2,720,384)

Net unrealized depreciation	$(715,720)

Louisiana Fund

Aggregate cost	$42,238,805

Gross unrealized appreciation	$1,206,083
Gross unrealized depreciation	(2,543,910)

Net unrealized depreciation	$(1,337,827)

Maryland Fund

Aggregate cost	$96,900,238

Gross unrealized appreciation	$3,188,618
Gross unrealized depreciation	(6,500,253)

Net unrealized depreciation	$(3,311,635)

Missouri Fund

Aggregate cost	$100,815,824

Gross unrealized appreciation	$4,378,636
Gross unrealized depreciation	(5,113,409)

Net unrealized depreciation	$(734,773)

North Carolina Fund

Aggregate cost	$97,236,580

Gross unrealized appreciation	$4,724,788
Gross unrealized depreciation	(2,822,389)

Net unrealized appreciation	$1,902,399

Oregon Fund

Aggregate cost	$151,087,367

Gross unrealized appreciation	$6,394,955
Gross unrealized depreciation	(8,005,605)

Net unrealized depreciation	$(1,610,650)

South Carolina Fund

Aggregate cost	$159,153,948

Gross unrealized appreciation	$4,616,154
Gross unrealized depreciation	(4,903,358)

Net unrealized depreciation	$(287,204)

Tennessee Fund

Aggregate cost	$55,114,248

Gross unrealized appreciation	$2,903,611
Gross unrealized depreciation	(3,165,348)

Net unrealized depreciation	$(261,737)

Virginia Fund

Aggregate cost	$136,910,859

Gross unrealized appreciation	$6,781,937
Gross unrealized depreciation	(7,694,619)

Net unrealized depreciation	$(912,682)

9   Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At August 31, 2009,

Eaton Vance Municipals Funds as of August 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

the Louisiana Fund had a balance outstanding pursuant to this line of credit of $100,000, at an interest rate of 1.39%. The Funds’ average borrowings or allocated fees during the year ended August 31, 2009 were not significant.

10   Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at August 31, 2009 is as follows:

Futures Contracts

						Net
	Expiration			Aggregate		Unrealized
Fund	Date	Contracts	Position	Cost	Value	Depreciation

Alabama	12/09	41 U.S. Treasury Bond	Short	$(4,896,153)	$(4,909,750)	$(13,597)

Georgia	12/09	85 U.S. Treasury Bond	Short	$(10,150,562)	$(10,178,750)	$(28,188)

Louisiana	12/09	7 U.S. Treasury Bond	Short	$(835,765)	$(838,250)	$(2,485)
	12/09	11 U.S. Treasury Note	Short	$(1,281,204)	$(1,289,407)	$(8,203)

Maryland	12/09	106 U.S. Treasury Bond	Short	$(12,658,348)	$(12,693,500)	$(35,152)

Missouri	12/09	79 U.S. Treasury Bond	Short	$(9,432,200)	$(9,460,250)	$(28,050)

Tennessee	12/09	60 U.S. Treasury Bond	Short	$(7,161,978)	$(7,185,001)	$(23,023)

Virginia	12/09	360 U.S. Treasury Bond	Short	$(42,984,365)	$(43,110,000)	$(125,635)

Interest Rate Swaps
Alabama Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Merrill Lynch Capital Services, Inc.	$900,000	4.517%	3-month USD-LIBOR-BBA	December 1, 2009/ December 1, 2039	$(58,449)

					$(58,449)

Arkansas Fund

		Annual	Floating	Effective Date/	Net Unrealized
	Notional	Fixed Rate	Rate	Termination	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	(Depreciation)

Citibank, N.A.	$2,000,000	3.532%	3-month USD-LIBOR-BBA	September 8, 2009/ September 8, 2039	$196,947

JPMorgan Chase Co.	$912,500	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(103,270)

JPMorgan Chase Co.	$2,000,000	3.511%	3-month USD-LIBOR-BBA	September 8, 2009/ September 8, 2039	$204,312

Merrill Lynch Capital Services, Inc.	$2,750,000	4.517%	3-month USD-LIBOR-BBA	December 1, 2009/ December 1, 2039	$(178,596)

					$(119,393)

Georgia Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$1,612,500	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(182,491)

Merrill Lynch Capital Services, Inc.	$4,000,000	4.517%	3-month USD-LIBOR-BBA	December 1, 2009/ December 1, 2039	$(259,775)

					$(442,266)

Kentucky Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Barclays Bank PLC	$2,000,000	4.247%	3-month USD-LIBOR-BBA	July 23, 2009/ July 23, 2039	$(43,308)

Merrill Lynch Capital Services, Inc.	$3,000,000	4.517%	3-month USD-LIBOR-BBA	December 1, 2009/ December 1, 2039	$(194,831)

					$(238,139)

Louisiana Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$837,500	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(94,782)

					$(94,782)

Maryland Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$1,837,500	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(207,954)

					$(207,954)

Eaton Vance Municipals Funds as of August 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

Missouri Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$2,025,000	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(229,175)

Merrill Lynch Capital Services, Inc.	$1,825,000	4.517%	3-month USD-LIBOR-BBA	December 1, 2009/ December 1, 2039	$(118,522)

					$(347,697)

North Carolina Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$1,462,500	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(165,515)

					$(165,515)

Oregon Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$1,825,000	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(206,540)

					$(206,540)

South Carolina Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$1,100,000	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(124,490)

					$(124,490)

Tennessee Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$1,150,000	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(130,149)

Merrill Lynch Capital Services, Inc.	$3,000,000	4.517%	3-month USD-LIBOR-BBA	December 1, 2009/ December 1, 2039	$(194,831)

					$(324,980)

Virginia Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$2,537,500	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(287,175)

Merrill Lynch Capital Services, Inc.	$2,475,000	4.517%	3-month USD-LIBOR-BBA	December 1, 2009/ December 1, 2039	$(160,736)

					$(447,911)

The effective date represents the date on which a Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At August 31, 2009, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

The Funds adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities”, effective March 1, 2009. FAS 161 requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. The disclosure below includes additional information as a result of implementing FAS 161.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, each Fund may enter into interest rate swap contracts. The Funds may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of derivative instruments (not accounted for as hedging instruments under FASB Statement of Financial Accounting Standards No. 133 (FAS 133)) and whose primary underlying risk exposure is interest rate risk at August 31, 2009 were as follows:

	Fair Value

	Asset Derivative	Liability Derivative

Alabama Fund
Futures Contracts	$—	$(13,597	)(1)
Interest Rate Swaps	—	(58,449	)(2)

Total	$—	$(72,046)

Eaton Vance Municipals Funds as of August 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

	Fair Value

	Asset Derivative		Liability Derivative

Arkansas Fund
Interest Rate Swaps	$401,259	(3)	$(281,866	)(2)

Total	$401,259		$(281,866)

Georgia Fund
Futures Contracts	$—		$(28,188	)(1)
Interest Rate Swaps	—		(442,266	)(2)

Total	$—		$(470,454)

Kentucky Fund
Interest Rate Swaps	—		$(238,139	)(2)

Total	$—		$(238,139)

Louisiana Fund
Futures Contracts	$—		$(10,688	)(1)
Interest Rate Swaps	—		(94,782	)(2)

Total	$—		$(105,470)

Maryland Fund
Futures Contracts	$—		$(35,152	)(1)
Interest Rate Swaps	—		(207,954	)(2)

Total	$—		$(243,106)

Missouri Fund
Futures Contracts	$—		$(28,050	)(1)
Interest Rate Swaps	—		(347,697	)(2)

Total	$—		$(375,747)

North Carolina Fund
Interest Rate Swaps	$—		$(165,515	)(2)

Total	$—		$(165,515)

Oregon Fund
Interest Rate Swaps	$—		$(206,540	)(2)

Total	$—		$(206,540)

South Carolina Fund
Interest Rate Swaps	$—		$(124,490	)(2)

Total	$—		$(124,490)

Tennessee Fund
Futures Contracts	$—		$(23,023	)(1)
Interest Rate Swaps	—		(324,980	)(2)

Total	$—		$(348,003)

Virginia Fund
Futures Contracts	$—		$(125,635	)(1)
Interest Rate Swaps	—		(447,911	)(2)

Total	$—		$(573,546)

(1)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized depreciation.

(3)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Net unrealized appreciation.

The effect of derivative instruments (not accounted for as hedging instruments under FAS 133) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended August 31, 2009 was as follows:

		Change in
	Realized	Unrealized
	Gain	Appreciation
	(Loss) on	(Depreciation)
	Derivatives	on Derivatives
	Recognized	Recognized in
Fund	in Income(1)	Income(2)

Alabama	$177,582	$(106,076)
Arkansas	608,148	66,067
Georgia	1,598,286	(1,168,807)
Kentucky	131,168	(207,085)
Louisiana	67,172	24,217
Maryland	591,468	(288,731)
Missouri	192,351	217,622
North Carolina	—	159,074
Oregon	—	198,502
South Carolina	18	119,645
Tennessee	1,286,865	(841,854)
Virginia	1,368,424	(714,365)

(1)	Statement of Operations location: Net realized gain (loss) — Financial futures contracts and swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) — Financial futures contracts and swap contracts.

Eaton Vance Municipals Funds as of August 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

The average notional amounts of futures contracts and interest rate swaps outstanding during the six months ended August 31, 2009 were approximately as follows:

		Interest
	Futures	Rate
Fund	Contracts	Swaps

Alabama	$4,386,000	$900,000
Arkansas	1,829,000	6,805,000
Georgia	11,929,000	5,084,000
Kentucky	3,543,000	2,514,000
Louisiana	1,886,000	838,000
Maryland	10,600,000	1,838,000
Missouri	8,243,000	3,850,000
North Carolina	—	1,463,000
Oregon	—	1,825,000
South Carolina	—	1,100,000
Tennessee	7,771,000	3,750,000
Virginia	34,286,000	5,013,000

11   Fair Value Measurements

The Funds adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2009, the inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Alabama Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$55,833,795	$—	$55,833,795

Total Investments	$—	$55,833,795	$—	$55,833,795

Liability Description

Futures Contracts	$(13,597)	$—	$—	$(13,597)
Interest Rate Swaps	—	(58,449)	—	(58,449)

Total	$(13,597)	$(58,449)	$—	$(72,046)

Arkansas Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$63,772,864	$—	$63,772,864
Interest Rate Swaps	—	401,259	—	401,259

Total	$—	$64,174,123	$—	$64,174,123

Liability Description

Interest Rate Swaps	$—	$(281,866)	$—	$(281,866)

Total	$—	$(281,866)	$—	$(281,866)

Georgia Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$91,277,840	$—	$91,277,840

Total Investments	$—	$91,277,840	$—	$91,277,840

Liability Description

Futures Contracts	$(28,188)	$—	$—	$(28,188)
Interest Rate Swaps	—	(442,266)	—	(442,266)

Total	$(28,188)	$(442,266)	$—	$(470,454)

Eaton Vance Municipals Funds as of August 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

Kentucky Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$52,126,072	$—	$52,126,072

Total Investments	$—	$52,126,072	$—	$52,126,072

Liability Description

Interest Rate Swaps	$—	$(238,139)	$—	$(238,139)

Total	$—	$(238,139)	$—	$(238,139)

Louisiana Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$41,210,978	$—	$41,210,978

Total Investments	$—	$41,210,978	$—	$41,210,978

Liability Description

Futures Contracts	$(10,688)	$—	$—	$(10,688)
Interest Rate Swaps	—	(94,782)	—	(94,782)

Total	$(10,688)	$(94,782)	$—	$(105,470)

Maryland Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$97,743,603	$—	$97,743,603

Total Investments	$—	$97,743,603	$—	$97,743,603

Liability Description

Futures Contracts	$(35,152)	$—	$—	$(35,152)
Interest Rate Swaps	—	(207,954)	—	(207,954)

Total	$(35,152)	$(207,954)	$—	$(243,106)

Missouri Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$101,961,051	$—	$101,961,051

Total Investments	$—	$101,961,051	$—	$101,961,051

Liability Description

Futures Contracts	$(28,050)	$—	$—	$(28,050)
Interest Rate Swaps	—	(347,697)	—	(347,697)

Total	$(28,050)	$(347,697)	$—	$(375,747)

North Carolina Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$107,108,979	$—	$107,108,979

Total Investments	$—	$107,108,979	$—	$107,108,979

Liability Description

Interest Rate Swaps	$—	$(165,515)	$—	$(165,515)

Total	$—	$(165,515)	$—	$(165,515)

Oregon Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$156,376,717	$—	$156,376,717

Total Investments	$—	$156,376,717	$—	$156,376,717

Liability Description

Interest Rate Swaps	$—	$(206,540)	$—	$(206,540)

Total	$—	$(206,540)	$—	$(206,540)

Eaton Vance Municipals Funds as of August 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

South Carolina Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$162,216,744	$—	$162,216,744

Total Investments	$—	$162,216,744	$—	$162,216,744

Liability Description

Interest Rate Swaps	$—	$(124,490)	$—	$(124,490)

Total	$—	$(124,490)	$—	$(124,490)

Tennessee Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$55,132,511	$—	$55,132,511

Total Investments	$—	$55,132,511	$—	$55,132,511

Liability Description

Futures Contracts	$(23,023)	$—	$—	$(23,023)
Interest Rate Swaps	—	(324,980)	—	(324,980)

Total	$(23,023)	$(324,980)	$—	$(348,003)

Virginia Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$140,848,177	$—	$140,848,177

Total Investments	$—	$140,848,177	$—	$140,848,177

Liability Description

Futures Contracts	$(125,635)	$—	$—	$(125,635)
Interest Rate Swaps	—	(447,911)	—	(447,911)

Total	$(125,635)	$(447,911)	$—	$(573,546)

The Funds held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.

12   Review for Subsequent Events

In connection with the preparation of the financial statements of the Funds as of and for the year ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 19, 2009, the date the financial statements were issued, have been evaluated by the Funds’ management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

Eaton Vance Municipals Funds as of August 31, 2009

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Alabama Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund and Eaton Vance Virginia Municipals Fund:
We have audited the accompanying statements of assets and liabilities of Eaton Vance Alabama Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund and Eaton Vance Virginia Municipals Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of August 31, 2009, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance Alabama Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund and Eaton Vance Virginia Municipals Fund as of August 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 19, 2009

Eaton Vance Municipals Funds as of August 31, 2009

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2010 will show the tax status of all distributions paid to your account in calendar year 2009. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Service, shareholders must be notified within 60 days of a Fund’s fiscal year end regarding exempt-interest dividends.

Exempt-Interest Dividends — The Funds designate the following percentages of dividends from net investment income as exempt interest dividends.

Alabama Municipals Fund	99.99%
Arkansas Municipals Fund	95.99%
Georgia Municipals Fund	99.72%
Kentucky Municipals Fund	98.16%
Louisiana Municipals Fund	99.29%
Maryland Municipals Fund	100.00%
Missouri Municipals Fund	99.08%
North Carolina Municipals Fund	99.95%
Oregon Municipals Fund	98.10%
South Carolina Municipals Fund	99.41%
Tennessee Municipals Fund	97.60%
Virginia Municipals Fund	99.55%

Eaton Vance Municipals Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of the following funds:

•	Eaton Vance Alabama Municipals Fund
•	Eaton Vance Arkansas Municipals Fund
•	Eaton Vance Georgia Municipals Fund
•	Eaton Vance Kentucky Municipals Fund
•	Eaton Vance Louisiana Municipals Fund
•	Eaton Vance Maryland Municipals Fund
•	Eaton Vance Missouri Municipals Fund
•	Eaton Vance North Carolina Municipals Fund
•	Eaton Vance Oregon Municipals Fund
•	Eaton Vance South Carolina Municipals Fund
•	Eaton Vance Tennessee Municipals Fund
•	Eaton Vance Virginia Municipals Fund

(the “Funds”), each with Boston Management and Research (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, and recent changes in the identity of such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

Specifically, the Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Funds and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreement.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2008 for each Fund. The Board considered the impact of extraordinary market conditions during 2008 on each Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s strategy of generating current income through investments in higher quality (including insured) municipal bonds with longer maturities. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by each Fund (referred to as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

Economies of Scale

In reviewing management fees and profitability of each Fund, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Municipals Funds

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a direct, wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

		Term of		Number of Portfolios
	Position(s)	Office and		in Fund Complex
Name and	with the	Length of	Principal Occupation(s)	Overseen By
Date of Birth	Trust	Service	During Past Five Years	Trustee(1)	Other Directorships Held

Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 178 registered investment companies and 4 private investment companies managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.	178	Director of EVC

Noninterested Trustees

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration.	178	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	178	Director of Assurant, Inc. (insurance provider) and Stonemor Partners, L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	178	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	178	None

Helen Frame Peters 3/22/48	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Adjunct Professor of Finance, Peking University, Beijing, China (since 2005).	178	Director of BJ’s Wholesale Club, Inc. (wholesale club retailer); Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds)

Heidi L. Steiger 7/8/53	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Advisor (since 2008), President (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	178	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider), Aviva USA (insurance provider) and CIFG (family of financial guaranty companies), and Advisory Director of Berkshire Capital Securities LLC (private investment banking firm)

Eaton Vance Municipals Funds

MANAGEMENT AND ORGANIZATION CONT’D

		Term of		Number of Portfolios
	Position(s)	Office and		in Fund Complex
Name and	with the	Length of	Principal Occupation(s)	Overseen By
Date of Birth	Trust	Service	During Past Five Years	Trustee(1)	Other Directorships Held

Noninterested Trustees (continued)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.	178	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor.	178	None

Principal Officers who are not Trustees

Term of
	Position(s)	Office and
Name and	with the	Length of	Principal Occupation(s)
Date of Birth	Trust	Service	During Past Five Years

Robert B. MacIntosh 1/22/57	President	Since 2005	Vice President of EVM and BMR. Officer of 96 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 80 registered investment companies managed by EVM or BMR.

Craig R. Brandon 12/21/66	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 49 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 96 registered investment companies managed by EVM or BMR.

Thomas M. Metzold 8/3/58	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 50 registered investment companies managed by EVM or BMR.

Adam A. Weigold 3/22/75	Vice President	Since 2007	Vice President of EVM and BMR. Officer of 72 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005	Vice President of EVM and BMR. Officer of 178 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Chief Legal Officer and Secretary	Chief Legal Officer since 2008 and Secretary since 2007	Vice President of EVM and BMR. Officer of 178 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 178 registered investment companies managed by EVM or BMR.

(1)	Includes both master and feeder funds in a master-feeder structure.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Fund Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
1-800-262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Municipals Trust
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund’s investment objective(s), risks, and charges and expenses. The Funds’ current prospectus contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

445-10/09	12MUNISRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
(a)-(d)
Eaton Vance Alabama Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund, and Eaton Vance Virginia Municipals Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 25 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.
The following tables present the aggregate fees billed to each Fund for the Fund’s fiscal years ended August 31, 2008 and August 31, 2009 by the Fund’s principal accountant, Deloitte & Touche LLP (D&T), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.
Eaton Vance Alabama Municipals Fund

Fiscal Years Ended	8/31/08	8/31/09

Audit Fees	$29,515	$30,368
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,750	$8,545
All Other Fees(3)	$2,545	$0

Total	$39,810	$38,913

Eaton Vance Arkansas Municipals Fund

Fiscal Years Ended	8/31/08	8/31/09

Audit Fees	$26,055	$28,018
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,750	$9,181
All Other Fees(3)	$2,551	$0

Total	$36,356	$37,199

Eaton Vance Georgia Municipals Fund

Fiscal Years Ended	8/31/08	8/31/09

Audit Fees	$29,515	$32,588
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,750	$9,817
All Other Fees(3)	$2,567	$0

Total	$39,832	$42,405

Eaton Vance Kentucky Municipals Fund

Fiscal Years Ended	8/31/08	8/31/09

Audit Fees	$28,515	$28,258
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,750	$7,909
All Other Fees(3)	$2,548	$0

Total	$38,813	$36,167

Eaton Vance Louisiana Municipals Fund

Fiscal Years Ended	8/31/08	8/31/09

Audit Fees	$25,235	$25,810
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,750	$8,386
All Other Fees(3)	$2,534	$0

Total	$35,519	$34,196

Eaton Vance Maryland Municipals Fund

Fiscal Years Ended	8/31/08	8/31/09

Audit Fees	$31,295	$34,090
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,750	$9,658
All Other Fees(3)	$2,575	$0

Total	$41,620	$43,748

Eaton Vance Missouri Municipals Fund

Fiscal Years Ended	8/31/08	8/31/09

Audit Fees	$28,515	$29,923
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,750	$8,863
All Other Fees(3)	$2,581	$0

Total	$38,846	$38,786

Eaton Vance North Carolina Municipals Fund

Fiscal Years Ended	8/31/08	8/31/09

Audit Fees	$31,295	$33,535
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,750	$9,340
All Other Fees(3)	$2,573	$0

Total	$41,618	$42,875

Eaton Vance Oregon Municipals Fund

Fiscal Years Ended	8/31/08	8/31/09

Audit Fees	$30,295	$32,535
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,750	$9,340
All Other Fees(3)	$2,604	$0

Total	$40,649	$41,875

Eaton Vance South Carolina Municipals Fund

Fiscal Years Ended	8/31/08	8/31/09

Audit Fees	$29,515	$33,975
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,750	$10,612
All Other Fees(3)	$2,603	$0

Total	$39,868	$44,587

Eaton Vance Tennessee Municipals Fund

Fiscal Years Ended	8/31/08	8/31/09

Audit Fees	$26,055	$27,185
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,750	$8,704
All Other Fees(3)	$2,545	$0

Total	$36,350	$35,889

Eaton Vance Virginia Municipals Fund

Fiscal Years Ended	8/31/08	8/31/09

Audit Fees	$34,175	$37,580
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,750	$10,294
All Other Fees(3)	$2,602	$0

Total	$44,527	$47,874

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by the principal accountant of each Series, D&T, for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/07	7/31/08	8/31/08	9/30/08	7/31/09	8/31/09

Audit Fees	$364,660	$232,190	$349,980	$367,190	$232,190	$373,863
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$67,347	$54,250	$93,000	$69,750	$54,250	$110,649
All Other Fees(3)	$0	$0	$30,828	$0	$0	$0

Total	$432,007	$286,440	$473,808	$436,940	$286,440	$484,512

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
During the Funds’ fiscal years ended August 31, 2008 and August 31, 2009, $35,000 and $40,000, was billed respectively, by D&T for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c) (7) (ii) of Regulation S-X.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge f its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/07	7/31/08	8/31/08	9/30/08	7/31/09	8/31/09

Registrant(1)	$67,347	$54,250	$123,828	$69,750	$54,250	$110,649
Eaton Vance (2)	$289,446	$440,011	$419,722	$325,801	$266,867	$250,539

(1)	Includes all of the Series of the Trust.

(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipals Trust

By:	/s/ Robert B. MacIntosh

Robert B. MacIntosh
President

Date:	October 13, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	October 13, 2009

By:	/s/ Robert B. MacIntosh

Robert B. MacIntosh
President

Date:	October 13, 2009